UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06557

RidgeWorth Funds

(Exact name of registrant as specified in charter)

RidgeWorth Capital Management LLC

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Address of principal executive offices)(Zip code)

Julia Short

President

RidgeWorth Funds

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq. Morgan, Lewis & Bockius LLP 2020 K Street, NW Washington, DC 20006	Thomas S. Harman, Esq. Morgan, Lewis & Bockius LLP 2020 K Street, NW Washington, DC 20006

Registrant’s telephone number, including area code: 1-888-784-3863

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Item 1.	Schedule of Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2015

(Unaudited)

Aggressive Growth Stock Fund

	Shares	Value($)
Common Stocks 99.6%
Consumer Discretionary 30.6%
Alibaba Group Holding Ltd. SP ADR*	14,750	1,213,482
Amazon.com, Inc.*	4,550	1,975,109
Chipotle Mexican Grill, Inc.*	1,800	1,088,982
HomeAway, Inc.*	28,400	883,808
Lululemon Athletica, Inc.*	12,400	809,720
Netflix, Inc.*	3,150	2,069,361
Priceline Group Inc. (The)*	1,050	1,208,939
Tesla Motors, Inc.*	8,450	2,266,797
Vipshop Holdings Ltd. SP ADR*	36,900	821,025

		12,337,223

Financials 9.5%
Charles Schwab Corp. (The)	41,700	1,361,505
First Republic Bank	13,800	869,814
PRA Group, Inc.*	25,300	1,576,443

		3,807,762

Health Care 20.3%
Alexion Pharmaceuticals, Inc.*	5,000	903,850
BioMarin Pharmaceutical, Inc.*	6,600	902,748
Celgene Corp.*	15,900	1,840,187
Exact Sciences Corp.*	21,700	645,358
Gilead Sciences, Inc.	10,150	1,188,362
Illumina, Inc.*	4,000	873,440
Medidata Solutions, Inc.*	17,700	961,464
Regeneron Pharmaceuticals, Inc.*	1,700	867,221

		8,182,630

Industrials 4.6%
XPO Logistics, Inc.*	40,600	1,834,308

Information Technology 34.6%
Alliance Data Systems Corp.*	4,200	1,226,148
Baidu, Inc. SP ADR*	4,105	817,223
Criteo SA SP ADR*	11,200	533,904
Facebook, Inc., Cl A*	19,200	1,646,688
Google, Inc., Cl A*	1,500	810,060
LendingClub Corp.*	28,600	421,850
LinkedIn Corp., Cl A*	6,100	1,260,443
MercadoLibre, Inc.	8,100	1,147,770
Palo Alto Networks, Inc.*	5,800	1,013,260
Pandora Media, Inc.*	46,700	725,718
Salesforce.com, Inc.*	10,000	696,300
ServiceNow, Inc.*	8,400	624,204
Splunk, Inc.*	6,150	428,163

See Notes to Schedules of Portfolio Investments.

Xoom Corp.*	18,400	387,412
Yelp, Inc.*	17,600	757,328
Zillow Group, Inc., Cl A*	16,800	1,457,232

		13,953,703

Total Common Stocks (Cost $24,414,300)		40,115,626

Money Market Fund 0.8%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.11%(a)	343,536	343,536

Total Money Market Fund (Cost $343,536)		343,536

Total Investments (Cost $24,757,836) — 100.4%		40,459,162
Liabilities in Excess of Other Assets — (0.4)%		(167,432)

Net Assets — 100.0%		$40,291,730

*	Non-income producing security.
(a)	Rate disclosed, the 7 day net yield, is as of June 30, 2015.

Investment Abbreviation

SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2015

(Unaudited)

International Equity Fund

	Shares	Value($)
Common Stocks 93.5%
Australia 0.9%
Alumina Ltd.	178,535	210,756

Austria 1.2%
Voestalpine AG	6,772	281,833

Belgium 7.3%
Ageas	13,430	517,372
Anheuser-Busch InBev NV	6,134	735,137
KBC Groep NV	7,329	489,754

		1,742,263

China 1.2%
Dongfeng Motor Group Co. Ltd., H Shares	144,000	192,828
Kaisa Group Holdings Ltd.*	423,000	85,129

		277,957

Denmark 1.4%
A.P. Moeller - Maersk A/S, Cl B	190	344,117

France 16.1%
AXA SA	20,949	528,523
Cap Gemini SA	5,110	452,162
Credit Agricole SA	30,704	456,633
Publicis Groupe SA	4,914	363,326
Renault SA	3,078	320,571
Sanofi	5,607	551,585
Total SA	4,452	216,251
Valeo SA	2,271	357,873
Vinci SA	5,575	322,449
Vivendi SA(a)	10,721	270,421

		3,839,794

Germany 9.0%
Continental AG	1,249	295,547
Deutsche Lufthansa AG*	11,666	150,413
Deutsche Post AG	13,011	380,112
Fresenius SE & Co. KGaA	8,418	540,095
Infineon Technologies AG	28,236	350,360
Siemens AG	4,279	431,009

		2,147,536

India 0.8%
Tata Motors Ltd. SP ADR	5,213	179,692

Japan 22.4%
Aisin Seiki Co. Ltd.	8,100	344,822
Brother Industries Ltd.	16,600	235,195

See Notes to Schedules of Portfolio Investments.

Fuji Heavy Industries Ltd.	7,900	290,993
Heiwa Corp.	12,900	256,978
Hitachi Ltd.	39,000	257,100
Komatsu Ltd.(a)	11,000	220,836
Mitsubishi UFJ Financial Group, Inc.	36,350	261,313
Mitsui OSK Lines Ltd.	66,000	211,398
Nippon Yusen Kabushiki Kaisha	92,000	256,339
Oki Electric Industry Co. Ltd.	114,000	239,392
ORIX Corp.	17,900	266,339
Resona Holdings, Inc.	98,043	535,537
Ricoh Co. Ltd.	32,900	341,406
Sekisui Chemical Co. Ltd.	29,012	356,294
Sumitomo Mitsui Financial Group, Inc.	4,225	188,457
TDK Corp.	3,400	260,310
Tosoh Corp.	54,000	335,776
Toyota Motor Corp.	7,049	472,468

		5,330,953

Netherlands 2.5%
Koninklijke Ahold NV	32,066	600,579

New Zealand 0.8%
Air New Zealand Ltd.	111,481	192,640

Norway 1.6%
Telenor ASA	17,748	388,894

Singapore 1.5%
Yangzijiang Shipbuilding Holdings Ltd.(a)	333,000	349,850

South Korea 0.9%
SK Hynix, Inc.	5,961	226,053

Switzerland 6.1%
Novartis AG	2,424	238,913
Roche Holding AG	2,603	729,436
Swiss Re AG	5,493	486,171

		1,454,520

Taiwan 1.1%
Mega Financial Holding Co. Ltd.	298,000	268,499

United Kingdom 18.7%
3i Group PLC	31,388	254,729
AstraZeneca PLC	8,760	553,181
Bodycote PLC	33,721	357,113
BP PLC	42,878	283,064
British American Tobacco PLC	13,222	709,468
BT Group PLC	99,673	705,064
Man Group PLC	113,336	279,406
OneSavings Bank PLC	76,956	380,889
SABMiller PLC	9,277	481,607
WPP PLC	19,828	444,267

		4,448,788

Total Common Stocks (Cost $17,619,407)		22,284,724

See Notes to Schedules of Portfolio Investments.

Preferred Stock 1.5%
Germany 1.5%
Volkswagen AG, 1.78%	1,556	360,819

Total Preferred Stock (Cost $270,449)		360,819

Money Market Funds 3.7%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.11%(b)	204,858	204,858
State Street Institutional US Government Money Market Fund, Institutional Class, 0.00%(b)(c)	682,926	682,926

Total Money Market Funds (Cost $887,784)		887,784

Total Investments (Cost $18,777,640) — 98.7%		23,533,327
Other Assets in Excess of Liabilities — 1.3%		307,419

Net Assets — 100.0%		$23,840,746

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015 was $632,726.
(b)	Rate disclosed, the 7 day net yield, is as of June 30, 2015.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015 (See Note 2(i)).

Investment Abbreviation

SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2015

(Unaudited)

Large Cap Growth Stock Fund

	Shares	Value($)
Common Stocks 99.5%
Consumer Discretionary 23.4%
Amazon.com, Inc.*	19,063	8,275,058
BorgWarner, Inc.	74,172	4,215,937
Chipotle Mexican Grill, Inc.*	4,954	2,997,120
DR Horton, Inc.	156,489	4,281,539
Harman International Industries, Inc.	22,071	2,625,125
Johnson Controls, Inc.	56,399	2,793,443
Netflix, Inc.*	9,283	6,098,374
NIKE, Inc., CI B	33,696	3,639,842
Priceline Group Inc. (The)*	5,584	6,429,250
Royal Caribbean Cruises Ltd.	47,931	3,771,690
Scripps Networks Interactive, Cl A	37,920	2,478,830
Starbucks Corp.	149,069	7,992,334
Ulta Salon Cosmetics & Fragrance, Inc.*	15,664	2,419,305
Under Armour, Inc., Cl A*	69,226	5,776,217
VF Corp.	59,816	4,171,568

		67,965,632

Consumer Staples 7.0%
Colgate-Palmolive Co.	69,916	4,573,205
Costco Wholesale Corp.	44,415	5,998,690
Estee Lauder Cos., Inc. (The), Cl A	58,839	5,098,988
WhiteWave Foods Co. (The), Cl A*	96,958	4,739,307

		20,410,190

Energy 2.2%
Devon Energy Corp.	34,850	2,073,226
EOG Resources, Inc.	49,474	4,331,449

		6,404,675

Financials 3.9%
Charles Schwab Corp. (The)	104,389	3,408,301
Discover Financial Services	51,429	2,963,339
Morgan Stanley	128,885	4,999,449

		11,371,089

Health Care 17.2%
Alexion Pharmaceuticals, Inc.*	43,384	7,842,526
Biogen Inc.*	17,880	7,222,447
Cerner Corp.*	65,042	4,491,801
Gilead Sciences, Inc.	106,177	12,431,203
HCA Holdings, Inc.*	30,441	2,761,608
Illumina, Inc.*	15,001	3,275,618
McKesson Corp.	19,432	4,368,508

See Notes to Schedules of Portfolio Investments.

Mylan NV.*	114,361	7,760,537

		50,154,248

Industrials 10.1%
BE Aerospace, Inc.	29,747	1,633,110
Delta Air Lines, Inc.	106,393	4,370,625
Fluor Corp.	36,968	1,959,674
Fortune Brands Home & Security, Inc.	54,631	2,503,192
HD Supply Holdings, Inc.*	109,717	3,859,844
Honeywell International, Inc.	51,005	5,200,980
IHS, Inc., CL A*	13,114	1,686,854
J.B. Hunt Transport Services, Inc.	25,556	2,097,892
Union Pacific Corp.	42,466	4,049,983
WABCO Holdings, Inc.*	15,445	1,910,855

		29,273,009

Information Technology 33.0%
Adobe Systems, Inc.*	28,602	2,317,048
Analog Devices, Inc.	66,993	4,299,946
Apple, Inc.	205,830	25,816,228
ARM Holdings PLC SP ADR	62,325	3,070,753
Baidu, Inc. SP ADR*	18,358	3,654,711
Cognizant Technology Solutions Corp., Cl A*	66,600	4,068,594
Facebook, Inc., Cl A*	118,471	10,160,665
Google, Inc., Cl A*	12,885	6,958,415
Google, Inc., Cl C*	12,883	6,705,730
Palo Alto Networks, Inc.*	21,563	3,767,056
QUALCOMM, Inc.	26,707	1,672,659
Salesforce.com, Inc.*	78,591	5,472,291
Splunk, Inc.*	43,558	3,032,508
Tableau Software, Inc., CI A*	15,432	1,779,310
VeriFone Systems, Inc.*	63,214	2,146,747
Visa, Inc., Cl A	130,283	8,748,504
Workday, Inc., Cl A*	29,881	2,282,610

		95,953,775

Materials 2.7%
Monsanto Co.	36,661	3,907,696
PPG Industries, Inc.	13,264	1,521,646
Vulcan Materials Co.	27,691	2,324,106

		7,753,448

Total Common Stocks (Cost $156,771,946)		289,286,066

Money Market Fund 0.5%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.11%(a)	1,289,963	1,289,963

Total Money Market Fund (Cost $1,289,963)		1,289,963

Total Investments (Cost $158,061,909) — 100.0%		290,576,029
Other Assets in Excess of Liabilities — 0.0%(b)		128,599

Net Assets — 100.0%		$290,704,628

*	Non-income producing security.
(a)	Rate disclosed, the 7 day net yield, is as of June 30, 2015.
(b)	Less than 0.05% of Net Assets.

See Notes to Schedules of Portfolio Investments.

Investment Abbreviation

SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2015

(Unaudited)

Large Cap Value Equity Fund

	Shares	Value($)
Common Stocks 98.2%
Consumer Discretionary 6.6%
Comcast Corp., Cl A	453,230	27,257,252
Ralph Lauren Corp.	320,804	42,461,618
Viacom, Inc., Cl B	735,005	47,510,723
Walt Disney Co. (The)	170,680	19,481,415
Wyndham Worldwide Corp.	230,710	18,897,456

		155,608,464

Consumer Staples 6.3%
Procter & Gamble Co. (The)	955,530	74,760,667
Sysco Corp.	640,985	23,139,559
Wal-Mart Stores, Inc.	734,675	52,110,498

		150,010,724

Energy 11.9%
Chevron Corp.	334,830	32,301,050
ConocoPhillips	989,529	60,766,976
EOG Resources, Inc.	564,219	49,397,373
Exxon Mobil Corp.	423,879	35,266,733
Hess Corp.	758,062	50,699,187
Noble Energy, Inc.	866,408	36,978,293
Schlumberger Ltd.	207,380	17,874,082

		283,283,694

Financials 25.7%
American Tower Corp., REIT	326,800	30,487,172
Ameriprise Financial, Inc.	442,827	55,322,377
Aon PLC	403,071	40,178,117
BlackRock, Inc.	103,685	35,872,936
Citigroup, Inc.	591,590	32,679,432
Crown Castle International Corp., REIT	671,460	53,918,238
Franklin Resources, Inc.	719,920	35,297,678
JPMorgan Chase & Co.	540,810	36,645,285
MetLife, Inc.	750,760	42,035,052
Morgan Stanley	1,017,287	39,460,563
Regions Financial Corp.	1,555,920	16,119,331
T. Rowe Price Group, Inc.	461,975	35,909,317
Travelers Cos., Inc. (The)	230,510	22,281,097
U.S. Bancorp	1,310,190	56,862,246
Wells Fargo & Co.	1,344,770	75,629,865

		608,698,706

Health Care 11.9%
Agilent Technologies, Inc.	1,256,919	48,491,935
Baxter International, Inc.	507,106	35,461,922
Cigna Corp.	304,433	49,318,146

See Notes to Schedules of Portfolio Investments.

Johnson & Johnson	558,330	54,414,842
Merck & Co., Inc.	414,020	23,570,159
Pfizer, Inc.	2,108,830	70,709,070

		281,966,074

Industrials 8.7%
CSX Corp.	729,397	23,814,812
Delta Air Lines, Inc.	431,400	17,721,912
FedEx Corp.	143,340	24,425,136
General Dynamics Corp.	136,260	19,306,679
General Electric Co.	2,232,215	59,309,953
Honeywell International, Inc.	179,450	18,298,517
Tyco International PLC	474,630	18,263,762
United Parcel Service, Inc., Cl B	252,210	24,441,671

		205,582,442

Information Technology 19.1%
Cisco Systems, Inc.	1,720,990	47,258,385
EMC Corp.	2,764,446	72,953,730
Intel Corp.	1,642,190	49,947,209
Juniper Networks, Inc.	963,720	25,027,808
Maxim Integrated Products, Inc.	1,152,270	39,839,735
Microsoft Corp.	1,113,630	49,166,765
Oracle Corp.	1,847,516	74,454,895
SanDisk Corp.	824,210	47,985,506
Texas Instruments, Inc.	912,580	47,006,996

		453,641,029

Materials 1.1%
Airgas, Inc.	120,887	12,787,427
MeadWestvaco Corp.	257,178	12,136,230

		24,923,657

Telecommunication Services 1.5%
Verizon Communications, Inc.	782,195	36,458,109

Utilities 5.4%
Edison International	660,224	36,695,250
Exelon Corp.	1,326,225	41,669,989
NextEra Energy, Inc.	500,734	49,086,954

		127,452,193

Total Common Stocks (Cost $1,959,690,144)		2,327,625,092

Money Market Fund 2.6%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.11%(a)	60,614,220	60,614,220

Total Money Market Fund (Cost $60,614,220)		60,614,220

Total Investments (Cost $2,020,304,364) — 100.8%		2,388,239,312
Liabilities in Excess of Other Assets — (0.8)%		(17,844,229)

Net Assets — 100.0%		$2,370,395,083

(a)	Rate disclosed, the 7 day net yield, is as of June 30, 2015.

See Notes to Schedules of Portfolio Investments.

Investment Abbreviation

REIT	– Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2015

(Unaudited)

Mid-Cap Value Equity Fund

	Shares	Value($)
Common Stocks 98.8%
Consumer Discretionary 8.8%
Coach, Inc.	925,000	32,014,250
DR Horton, Inc.	950,000	25,992,000
PVH Corp.	390,000	44,928,000
Ralph Lauren Corp.	700,000	92,652,000
Viacom, Inc., Cl B	1,175,000	75,952,000
Wyndham Worldwide Corp.	570,000	46,688,700
Wynn Resorts Ltd.	685,000	67,588,950

		385,815,900

Consumer Staples 1.5%
Sysco Corp.	1,850,000	66,785,000

Energy 8.6%
Cabot Oil & Gas Corp.	1,875,000	59,137,500
Hess Corp.	1,070,000	71,561,600
Noble Energy, Inc.	2,250,000	96,030,000
Patterson-UTI Energy, Inc.	4,200,000	79,023,000
Pioneer Natural Resources Co.	485,000	67,264,650

		373,016,750

Financials 30.1%
Allstate Corp. (The)	1,350,000	87,574,500
Ameriprise Financial, Inc.	1,090,000	136,173,700
Aon PLC	450,000	44,856,000
Arthur J Gallagher & Co.	1,275,000	60,307,500
AvalonBay Communities, Inc., REIT	190,000	30,375,300
BankUnited, Inc.	1,250,000	44,912,500
Brixmor Property Group, Inc., REIT	1,470,000	34,001,100
Comerica, Inc.	1,175,000	60,301,000
Crown Castle International Corp., REIT	1,300,000	104,390,000
General Growth Properties, Inc., REIT	1,825,000	46,829,500
Hartford Financial Services Group, Inc. (The)	2,100,000	87,297,000
InfraREIT, Inc., REIT	399,100	11,318,476
Invesco Ltd.	2,515,000	94,287,350
Lazard Ltd., Cl A	1,475,000	82,954,000
Macerich Co. (The), REIT	300,000	22,380,000
MB Financial, Inc.	1,500,000	51,660,000
Prologis, Inc., REIT	1,275,000	47,302,500
Regions Financial Corp.	5,700,000	59,052,000
T. Rowe Price Group, Inc.	565,000	43,917,450
Umpqua Holdings Corp.	5,200,000	93,548,000
XL Group PLC	1,785,000	66,402,000

		1,309,839,876

See Notes to Schedules of Portfolio Investments.

Health Care 10.2%
Agilent Technologies, Inc.	2,260,000	87,190,800
Baxter International, Inc.	1,225,000	85,664,250
Cigna Corp.	600,000	97,200,000
Hill-Rom Holdings, Inc.	1,085,000	58,948,050
STERIS Corp.	1,785,000	115,025,400

		444,028,500

Industrials 10.5%
CSX Corp.	1,450,000	47,342,500
Delta Air Lines, Inc.	900,000	36,972,000
Hubbell, Inc., CL B	275,000	29,777,000
Ingersoll-Rand PLC	1,000,000	67,420,000
ITT Corp.	750,000	31,380,000
Orbital ATK, Inc.	640,000	46,950,400
Republic Services, Inc.	675,000	26,439,750
Rockwell Automation, Inc.	635,000	79,146,400
Tyco International PLC	2,350,000	90,428,000

		455,856,050

Information Technology 16.3%
Cypress Semiconductor Corp.*	8,600,000	101,136,000
Harris Corp.	1,475,000	113,442,250
Intersil Corp., Cl A	6,450,000	80,689,500
Juniper Networks, Inc.	4,000,000	103,880,000
Maxim Integrated Products, Inc.	2,575,000	89,030,625
SanDisk Corp.	2,725,000	158,649,500
Seagate Technology PLC	1,380,000	65,550,000

		712,377,875

Materials 2.2%
Martin Marietta Materials, Inc.	150,000	21,226,500
MeadWestvaco Corp.	1,550,000	73,144,500

		94,371,000

Utilities 10.6%
CMS Energy Corp.	1,700,000	54,128,000
Edison International	1,500,000	83,370,000
Exelon Corp.	2,250,000	70,695,000
NextEra Energy Partners LP(a)	400,000	15,848,000
NextEra Energy Partners LP	1,250,000	49,525,000
NRG Energy, Inc.	4,300,000	98,384,000
Sempra Energy	920,000	91,024,800

		462,974,800

Total Common Stocks (Cost $4,032,197,990)		4,305,065,751

Money Market Fund 2.5%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.11%(b)	110,322,709	110,322,709

Total Money Market Fund (Cost $110,322,709)		110,322,709

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $4,142,520,699) — 101.3%	4,415,388,460
Liabilities in Excess of Other Assets — (1.3)%	(58,794,408)

Net Assets — 100.0%	$4,356,594,052

*	Non-income producing security.
(a)	Private placement.
(b)	Rate disclosed, the 7 day net yield, is as of June 30, 2015.

Investment Abbreviation

REIT	– Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2015

(Unaudited)

Small Cap Growth Stock Fund

	Shares	Value($)
Common Stocks 98.6%
Consumer Discretionary 13.5%
American Axle & Manufacturing Holdings, Inc.*	57,401	1,200,255
Beazer Homes USA, Inc.*(a)	55,006	1,097,370
Belmond Ltd., CI A*	71,537	893,497
Buffalo Wild Wings, Inc.*	8,975	1,406,293
Cracker Barrel Old Country Store, Inc.(a)	10,471	1,561,854
G-III Apparel Group Ltd.*	38,056	2,677,240
Gray Television, Inc.*	133,284	2,089,893
Hibbett Sports, Inc.*	20,768	967,373
HomeAway, Inc.*	24,159	751,828
Restoration Hardware Holdings, Inc.*	12,767	1,246,442
RetailMeNot, Inc.*	27,553	491,270
Ryland Group, Inc. (The)	36,994	1,715,412
Sinclair Broadcast Group, Inc., Cl A	48,465	1,352,658
Tenneco, Inc.*	33,641	1,932,339

		19,383,724

Consumer Staples 2.6%
Casey’s General Stores, Inc.	17,505	1,675,929
Sanderson Farms, Inc.(a)	12,748	958,139
United Natural Foods, Inc.*	17,482	1,113,254

		3,747,322

Energy 2.6%
C&J Energy Services Ltd.*	72,783	960,736
Callon Petroleum Co.*	110,101	916,040
Matador Resources Co.*	34,094	852,350
PDC Energy, Inc.*	19,604	1,051,559

		3,780,685

Financials 5.3%
Cardinal Financial Corp.	55,387	1,206,883
Cardtronics, Inc.*	29,755	1,102,423
Evercore Partners, Inc., Cl A	20,095	1,084,326
Gain Capital Holdings, Inc.	117,423	1,122,564
MB Financial, Inc.	27,662	952,679
Texas Capital Bancshares, Inc.*	33,448	2,081,803

		7,550,678

Health Care 25.2%
ABIOMED, Inc.*	27,700	1,820,721
Acadia Healthcare Co., Inc.*	11,658	913,171
AMN Healthcare Services, Inc.*	75,568	2,387,193
Array BioPharma, Inc.*(a)	139,194	1,003,589
Cambrex Corp.*	39,095	1,717,834
Cepheid, Inc.*	28,382	1,735,559

See Notes to Schedules of Portfolio Investments.

Depomed, Inc.*(a)	51,654	1,108,495
Endologix, Inc.*	66,610	1,021,797
Fluidigm Corp.*	32,630	789,646
HealthSouth Corp.	38,904	1,791,918
HeartWare International, Inc.*	17,114	1,244,017
HMS Holdings Corp.*	37,643	646,330
ICON PLC*	13,760	926,048
Idera Pharmaceuticals, Inc.*(a)	329,021	1,220,668
Insmed, Inc.*	40,661	992,942
Keryx Biopharmaceuticals, Inc.*(a)	115,960	1,157,281
Lannett Co., Inc.*(a)	21,524	1,279,387
LifePoint Health, Inc.*	21,433	1,863,599
Ligand Pharmaceuticals, Inc.*	18,473	1,863,926
Medidata Solutions, Inc.*	18,619	1,011,384
Neurocrine Biosciences, Inc.*	39,795	1,900,609
NuVasive, Inc.*	38,871	1,841,708
Omnicell, Inc.*	47,318	1,784,362
Pacira Pharmaceuticals, Inc.*	14,815	1,047,717
Portola Pharmaceuticals, Inc.*	29,203	1,330,197
Puma Biotechnology, Inc.*(a)	5,495	641,541
Team Health Holdings, Inc.*	16,488	1,077,161

		36,118,800

Industrials 18.0%
AAON, Inc.	60,780	1,368,766
Allegiant Travel Co.	11,478	2,041,707
Astronics Corp., CL B*	3,541	249,641
Astronics Corp.*	22,134	1,569,079
Badger Meter, Inc.	18,684	1,186,247
CEB, Inc.	18,404	1,602,252
EMCOR Group, Inc.	31,197	1,490,281
HEICO Corp.(a)	32,351	1,886,063
HNI Corp.	30,981	1,584,678
JetBlue Airways Corp.*	83,250	1,728,270
Mueller Water Products, Inc., Cl A	152,330	1,386,203
Proto Labs, Inc.*(a)	19,512	1,316,670
Simpson Manufacturing Co., Inc.	39,254	1,334,636
TrueBlue, Inc.*	46,026	1,376,177
Universal Forest Products, Inc.	23,573	1,226,503
USG Corp.*	42,423	1,178,935
WageWorks, Inc.*	30,546	1,235,586
Woodward, Inc.	35,952	1,977,000

		25,738,694

Information Technology 28.8%
Aspen Technology, Inc.*	59,953	2,730,859
Bottomline Technologies, Inc.*	31,049	863,473
Constant Contact, Inc.*	44,545	1,281,114
Cornerstone OnDemand, Inc.*	38,160	1,327,968
CSG Systems International, Inc.	18,267	578,333
Demandware, Inc.*	31,288	2,223,951
Ellie Mae, Inc.*	35,104	2,449,908

See Notes to Schedules of Portfolio Investments.

ePlus, Inc.*	6,658	510,336
FleetMatics Group PLC*(a)	51,524	2,412,869
Guidewire Software, Inc.*	33,661	1,781,677
Heartland Payment Systems, Inc.	35,791	1,934,504
Imperva, Inc.*	38,494	2,606,044
Integrated Device Technology, Inc.*	72,234	1,567,478
Littelfuse, Inc.	10,118	960,097
LogMeIn, Inc.*	29,217	1,884,204
Manhattan Associates, Inc.*	36,657	2,186,590
Marketo, Inc.*(a)	48,564	1,362,706
MAXIMUS, Inc.	30,808	2,025,010
Proofpoint, Inc.*	37,481	2,386,415
PROS Holdings, Inc.*	17,197	363,029
QLIK Technologies, Inc.*	50,403	1,762,089
Qualys, Inc.*(a)	35,790	1,444,126
SciQuest, Inc.*	36,919	546,770
Sykes Enterprises, Inc.*	22,711	550,742
Ultimate Software Group, Inc.*	15,015	2,467,565
VASCO Data Security International, Inc.*(a)	22,723	686,007
Yelp, Inc.*	7,686	330,729

		41,224,593

Materials 1.4%
Headwaters, Inc.*	110,443	2,012,272

Telecommunication Services 1.2%
8x8, Inc.*	199,317	1,785,880

Total Common Stocks (Cost $106,064,429)		141,342,648

Money Market Funds 11.1%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.11%(b)	2,349,800	2,349,800
State Street Institutional US Government Money Market Fund, Institutional Class, 0.00%(b)(c)	13,531,147	13,531,147

Total Money Market Funds (Cost $15,880,947)		15,880,947

Total Investments (Cost $121,945,376) — 109.7%		157,223,595
Liabilities in Excess of Other Assets — (9.7)%		(13,963,801)

Net Assets — 100.0%		$143,259,794

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015 was $13,152,380.
(b)	Rate disclosed, the 7 day net yield, is as of June 30, 2015.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015 (See Note 2(i)).

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2015

(Unaudited)

Small Cap Value Equity Fund

	Shares	Value($)
Common Stocks 98.5%
Consumer Discretionary 22.7%
AMC Entertainment Holdings, Inc., Cl A	1,149,140	35,255,615
Cheesecake Factory, Inc. (The)	177,500	9,679,963
Chico’s FAS, Inc.	1,223,900	20,353,457
Destination Maternity Corp.	115,279	1,344,153
Guess?, Inc.	1,313,254	25,175,079
HSN, Inc.	584,760	41,044,304
Lithia Motors, Inc., Cl A	188,860	21,371,398
Matthews International Corp., Cl A	244,740	13,005,484
Meredith Corp.	373,590	19,482,719
NutriSystem, Inc.	181,280	4,510,246
Ruth’s Hospitality Group, Inc.	244,270	3,937,632
Scholastic Corp.	452,690	19,977,210
Sonic Automotive, Inc., Cl A	505,870	12,054,882
Sotheby’s	273,700	12,382,188
Thor Industries, Inc.	438,180	24,660,770
Wolverine World Wide, Inc.	312,000	8,885,760

		273,120,860

Consumer Staples 1.6%
Calavo Growers, Inc.	61,900	3,214,467
Inter Parfums, Inc.	212,400	7,206,732
WD-40 Co.	98,377	8,574,539

		18,995,738

Energy 3.8%
Bristow Group, Inc.	394,660	21,035,378
CARBO Ceramics, Inc.	500,850	20,850,386
Tidewater, Inc.	140,880	3,202,202

		45,087,966

Financials 26.1%
Alexander & Baldwin, Inc.	332,110	13,085,134
Banco Latinoamericano de Expectaciones SA, Cl E	167,170	5,379,531
Bank of Hawaii Corp.	300,140	20,013,335
Cohen & Steers, Inc.	249,000	8,485,920
CubeSmart, REIT	1,474,530	34,150,115
Evercore Partners, Inc., Cl A	413,520	22,313,539
Hanover Insurance Group, Inc. (The)	488,870	36,191,046
HCC Insurance Holdings, Inc.	351,450	27,005,418
Horace Mann Educators Corp.	426,800	15,526,984
Medical Properties Trust, Inc., REIT	923,230	12,103,545
Monmouth Real Estate Investment Corp., Cl A REIT	78,050	758,646
Oppenheimer Holdings, Inc., Cl A	119,910	3,151,235
Parkway Properties, Inc., REIT	1,267,350	22,102,584

See Notes to Schedules of Portfolio Investments.

Post Properties, Inc., REIT	326,750	17,765,397
StanCorp Financial Group, Inc.	693,520	52,437,047
Trust Co Bank Corp. NY	286,350	2,013,041
UMB Financial Corp.	373,250	21,282,715

		313,765,232

Health Care 5.2%
Ensign Group, Inc.	127,070	6,488,194
Hill-Rom Holdings, Inc.	306,830	16,670,074
Landauer, Inc.	285,640	10,180,210
STERIS Corp.	449,507	28,966,231

		62,304,709

Industrials 25.6%
AAR Corp.	432,370	13,779,632
ABM Industries, Inc.	541,200	17,789,244
Advanced Drainage Systems, Inc.	594,500	17,436,685
Badger Meter, Inc.	196,191	12,456,167
China Yuchai International Ltd.	83,190	1,393,433
CLARCOR, Inc.	310,450	19,322,408
EMCOR Group, Inc.	387,340	18,503,232
Granite Construction, Inc.	250,840	8,907,328
Herman Miller, Inc.	948,680	27,445,312
Interface, Inc.	1,424,161	35,675,233
Kelly Services, Inc., Cl A	770,610	11,828,864
Knoll, Inc.	672,200	16,825,166
Luxfer Holdings PLC ADR	363,510	4,725,630
Macquarie Infrastructure Corp.	86,840	7,175,589
MSA Safety, Inc.	201,102	9,755,458
Mueller Water Products, Inc., Cl A	2,313,030	21,048,573
Progressive Waste Solutions Ltd.	1,412,764	37,932,713
Sun Hydraulics Corp.	35,220	1,342,234
TAL International Group, Inc.*	297,670	9,406,372
Tennant Co.	75,880	4,957,999
Tetra Tech, Inc.	48,100	1,233,284
Viad Corp.	331,290	8,981,272

		307,921,828

Information Technology 7.9%
Black Box Corp.	187,100	3,742,000
Daktronics, Inc.	904,250	10,724,405
Fair Isaac Corp.	539,450	48,971,271
Plantronics, Inc.	562,360	31,666,492

		95,104,168

Materials 3.4%
A. Schulman, Inc.	205,500	8,984,460
Carpenter Technology Corp.	264,200	10,219,256
Globe Specialty Metals, Inc.	35,770	633,129
Haynes International, Inc.	116,030	5,722,600
Hecla Mining Co.	5,908,640	15,539,723

		41,099,168

See Notes to Schedules of Portfolio Investments.

Utilities 2.2%
ALLETE, Inc.	242,440	11,246,792
Avista Corp.	18,090	554,459
California Water Service Group	243,990	5,575,171
NorthWestern Corp.	193,600	9,438,000

		26,814,422

Total Common Stocks (Cost $855,058,001)		1,184,214,091

Money Market Fund 1.6%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.11%(a)	19,626,142	19,626,142

Total Money Market Fund (Cost $19,626,142)		19,626,142

Total Investments (Cost $874,684,143) — 100.1%		1,203,840,233
Liabilities in Excess of Other Assets — (0.1)%		(1,316,472)

Net Assets — 100.0%		$1,202,523,761

*	Non-income producing security.
(a)	Rate disclosed, the 7 day net yield, is as of June 30, 2015.

Investment Abbreviations

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2015

(Unaudited)

Aggressive Growth Allocation Strategy

	Shares	Value($)
Equity Funds 71.0%
RidgeWorth International Equity Fund(a)	53,533	568,524
RidgeWorth Large Cap Growth Stock Fund(b)	281,096	2,962,748
RidgeWorth Large Cap Value Equity Fund(b)	117,827	1,959,470
RidgeWorth Mid-Cap Value Equity Fund(b)	60,555	822,342
RidgeWorth Small Cap Growth Stock Fund(b)	22,898	344,617
RidgeWorth Small Cap Value Equity Fund(a)	20,502	323,119

Total Equity Funds (Cost $4,966,890)		6,980,820

Fixed Income Funds 9.6%
RidgeWorth Corporate Bond Fund(a)	6,737	58,142
RidgeWorth High Income Fund(b)	5,443	35,817
RidgeWorth Intermediate Bond Fund(a)	30	299
RidgeWorth Seix Floating Rate High Income Fund(b)	5,473	48,324
RidgeWorth Seix High Yield Fund(a)	4,161	35,949
RidgeWorth Total Return Bond Fund(b)	66,510	699,680
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund(a)	6,133	61,947

Total Fixed Income Funds (Cost $952,388)		940,158

Exchange Traded Funds 17.9%
Consumer Discretionary Select Sector SPDR Fund	465	35,563
Consumer Staples Select Sector SPDR Fund	418	19,897
Energy Select Sector SPDR Fund	368	27,659
Financial Select Sector SPDR Fund	2,184	53,246
Health Care Select Sector SPDR Fund	737	54,826
Industrial Select Sector SPDR Fund	621	33,571
iShares Barclays 20+ Year Treasury Bond Fund	101	11,864
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	106	11,877
iShares Core S&P 500 Fund	75	15,542
iShares Core U.S. Aggregate Bond Fund	1,886	205,159
iShares Currency Hedged MSCI EAFE Fund	8,990	245,517
iShares Dow Jones U.S. Real Estate Index Fund	107	7,629
iShares MSCI EAFE Fund	8,419	534,522
iShares MSCI Emerging Markets Index Fund	9,365	371,041
iShares Russell 2000 Index Fund	307	38,332
Market Vectors Gold Miners Fund	520	9,235
Materials Select Sector SPDR Fund	225	10,888
Technology Select Sector SPDR Fund	1,735	71,829
Utilities Select Sector SPDR Fund	57	2,363

Total Exchange Traded Funds (Cost $1,592,814)		1,760,560

Money Market Fund 1.9%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(c)	192,669	192,669

Total Money Market Fund (Cost $192,669)		192,669

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $7,704,761) — 100.4%	9,874,207
Liabilities in Excess of Other Assets — (0.4)%	(41,688)

Net Assets — 100.0%	$9,832,519

(a)	Affiliated investments. Investments are in each Fund’s I Shares.
(b)	Affiliated investments. Investments are in each Fund’s IS Shares.
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2015.

Investment Abbreviations

MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2015

(Unaudited)

Conservative Allocation Strategy

	Shares	Value($)
Equity Funds 29.1%
RidgeWorth International Equity Fund(a)	149,938	1,592,343
RidgeWorth Large Cap Growth Stock Fund(b)	789,337	8,319,608
RidgeWorth Large Cap Value Equity Fund(b)	331,370	5,510,683
RidgeWorth Mid-Cap Value Equity Fund(b)	169,503	2,301,851
RidgeWorth Small Cap Growth Stock Fund(b)	64,283	967,463
RidgeWorth Small Cap Value Equity Fund(a)	57,576	907,390

Total Equity Funds (Cost $16,576,053)		19,599,338

Fixed Income Funds 52.6%
RidgeWorth Corporate Bond Fund(a)	247,207	2,133,400
RidgeWorth High Income Fund(b)	199,732	1,314,236
RidgeWorth Intermediate Bond Fund(a)	849	8,328
RidgeWorth Seix Floating Rate High Income Fund(b)	200,986	1,774,710
RidgeWorth Seix High Yield Fund(a)	152,526	1,317,826
RidgeWorth Total Return Bond Fund(b)	2,531,263	26,628,887
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund(a)	225,482	2,277,373

Total Fixed Income Funds (Cost $35,865,679)		35,454,760

Exchange Traded Funds 17.3%
Consumer Discretionary Select Sector SPDR Fund	1,220	93,306
Consumer Staples Select Sector SPDR Fund	1,096	52,170
Energy Select Sector SPDR Fund	973	73,131
Financial Select Sector SPDR Fund	5,740	139,941
Health Care Select Sector SPDR Fund	1,937	144,093
Industrial Select Sector SPDR Fund	1,636	88,442
iShares Barclays 20+ Year Treasury Bond Fund	3,703	434,954
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	3,912	438,340
iShares Core S&P 500 Fund	229	47,453
iShares Core U.S. Aggregate Bond Fund	60,597	6,591,742
iShares Currency Hedged MSCI EAFE Fund	25,134	686,410
iShares Dow Jones U.S. Real Estate Index Fund	282	20,107
iShares MSCI EAFE Fund	23,576	1,496,840
iShares MSCI Emerging Markets Index Fund	26,239	1,039,589
iShares Russell 2000 Index Fund	801	100,013
Market Vectors Gold Miners Fund	1,504	26,711
Materials Select Sector SPDR Fund	591	28,598
Technology Select Sector SPDR Fund	4,573	189,322
Utilities Select Sector SPDR Fund	152	6,302

Total Exchange Traded Funds (Cost $11,325,360)		11,697,464

Money Market Fund 0.6%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(c)	438,683	438,683

Total Money Market Fund (Cost $438,683)		438,683

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $64,205,775) — 99.6%	67,190,245
Other Assets in Excess of Liabilities — 0.4%	247,499

Net Assets — 100.0%	$67,437,744

(a)	Affiliated investments. Investments are in each Fund’s I Shares.
(b)	Affiliated investments. Investments are in each Fund’s IS Shares.
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2015.

Investment Abbreviations

MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2015

(Unaudited)

Growth Allocation Strategy

	Shares	Value($)
Equity Funds 62.3%
RidgeWorth International Equity Fund(a)	306,214	3,251,998
RidgeWorth Large Cap Growth Stock Fund(b)	1,610,229	16,971,818
RidgeWorth Large Cap Value Equity Fund(b)	676,084	11,243,279
RidgeWorth Mid-Cap Value Equity Fund(b)	346,158	4,700,827
RidgeWorth Small Cap Growth Stock Fund(b)	131,319	1,976,348
RidgeWorth Small Cap Value Equity Fund(a)	117,557	1,852,696

Total Equity Funds (Cost $30,642,847)		39,996,966

Fixed Income Funds 19.3%
RidgeWorth Corporate Bond Fund(a)	86,322	744,959
RidgeWorth High Income Fund(b)	69,722	458,769
RidgeWorth Intermediate Bond Fund(a)	279	2,735
RidgeWorth Seix Floating Rate High Income Fund(b)	70,168	619,583
RidgeWorth Seix High Yield Fund(a)	53,248	460,059
RidgeWorth Total Return Bond Fund(b)	883,598	9,295,448
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund(a)	78,700	794,871

Total Fixed Income Funds (Cost $12,125,234)		12,376,424

Exchange Traded Funds 17.6%
Consumer Discretionary Select Sector SPDR Fund	2,555	195,406
Consumer Staples Select Sector SPDR Fund	2,294	109,194
Energy Select Sector SPDR Fund	2,035	152,951
Financial Select Sector SPDR Fund	12,017	292,975
Health Care Select Sector SPDR Fund	4,054	301,577
Industrial Select Sector SPDR Fund	3,422	184,993
iShares Barclays 20+ Year Treasury Bond Fund	1,292	151,758
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	1,366	153,060
iShares Core S&P 500 Fund	415	85,996
iShares Core U.S. Aggregate Bond Fund	21,151	2,300,806
iShares Currency Hedged MSCI EAFE Fund	51,304	1,401,112
iShares Dow Jones U.S. Real Estate Index Fund	591	42,138
iShares MSCI EAFE Fund	48,160	3,057,679
iShares MSCI Emerging Markets Index Fund	53,591	2,123,276
iShares Russell 2000 Index Fund	1,651	206,144
Market Vectors Gold Miners Fund	3,025	53,724
Materials Select Sector SPDR Fund	1,238	59,907
Technology Select Sector SPDR Fund	9,566	396,032
Utilities Select Sector SPDR Fund	317	13,143

Total Exchange Traded Funds (Cost $10,478,593)		11,281,871

Money Market Fund 0.9%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(c)	568,161	568,161

Total Money Market Fund (Cost $568,161)		568,161

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $53,814,835) — 100.1%	64,223,422
Liabilities in Excess of Other Assets — (0.1)%	(55,096)

Net Assets — 100.0%	$64,168,326

(a)	Affiliated investments. Investments are in each Fund’s I Shares.
(b)	Affiliated investments. Investments are in each Fund’s IS Shares.
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2015.

Investment Abbreviations

MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2015

(Unaudited)

Moderate Allocation Strategy

	Shares	Value($)
Equity Funds 45.6%
RidgeWorth International Equity Fund(a)	418,202	4,441,304
RidgeWorth Large Cap Growth Stock Fund(b)	2,197,652	23,163,248
RidgeWorth Large Cap Value Equity Fund(b)	921,894	15,331,104
RidgeWorth Mid-Cap Value Equity Fund(b)	472,877	6,421,672
RidgeWorth Small Cap Growth Stock Fund(b)	179,325	2,698,836
RidgeWorth Small Cap Value Equity Fund(a)	160,470	2,529,003

Total Equity Funds (Cost $40,770,196)		54,585,167

Fixed Income Funds 36.1%
RidgeWorth Corporate Bond Fund(a)	301,648	2,603,219
RidgeWorth High Income Fund(b)	243,698	1,603,532
RidgeWorth Intermediate Bond Fund(a)	1,037	10,176
RidgeWorth Seix Floating Rate High Income Fund(b)	245,254	2,165,593
RidgeWorth Seix High Yield Fund(a)	186,106	1,607,959
RidgeWorth Total Return Bond Fund(b)	3,088,321	32,489,141
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund(a)	275,089	2,778,403

Total Fixed Income Funds (Cost $42,112,487)		43,258,023

Exchange Traded Funds 17.6%
Consumer Discretionary Select Sector SPDR Fund	3,540	270,739
Consumer Staples Select Sector SPDR Fund	3,180	151,368
Energy Select Sector SPDR Fund	2,815	211,575
Financial Select Sector SPDR Fund	16,649	405,903
Health Care Select Sector SPDR Fund	5,616	417,774
Industrial Select Sector SPDR Fund	4,737	256,082
iShares Barclays 20+ Year Treasury Bond Fund	4,518	530,684
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	4,772	534,703
iShares Core S&P 500 Fund	635	131,585
iShares Core U.S. Aggregate Bond Fund	73,935	8,042,649
iShares Currency Hedged MSCI EAFE Fund	70,073	1,913,694
iShares Dow Jones U.S. Real Estate Index Fund	819	58,395
iShares MSCI EAFE Fund	65,766	4,175,483
iShares MSCI Emerging Markets Index Fund	73,201	2,900,224
iShares Russell 2000 Index Fund	2,287	285,555
Market Vectors Gold Miners Fund	4,076	72,390
Materials Select Sector SPDR Fund	1,715	82,989
Technology Select Sector SPDR Fund	13,244	548,301
Utilities Select Sector SPDR Fund	438	18,159

Total Exchange Traded Funds (Cost $19,627,745)		21,008,252

Money Market Fund 0.9%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(c)	1,072,970	1,072,970

Total Money Market Fund (Cost $1,072,970)		1,072,970

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $103,583,398) — 100.2%	119,924,412
Liabilities in Excess of Other Assets — (0.2)%	(294,356)

Net Assets — 100.0%	$119,630,056

(a)	Affiliated investments. Investments are in each Fund’s I Shares.
(b)	Affiliated investments. Investments are in each Fund’s IS Shares.
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2015.

Investment Abbreviations

MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2015

(Unaudited)

Core Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 4.8%
Credit Card 3.1%
Barclays Dryrock Issuance Trust, Series 2014-3, Cl A, 2.410%, 07/15/22	1,934,000	1,969,340
Cabela’s Master Credit Card Trust, Series 2014-1, Cl A, 0.536%, 03/16/20(a)	413,000	413,144
Capital One Multi-Asset Execution Trust, Series 2006-B1, Cl B1, 0.466%, 01/15/19(a)	823,000	821,406
Chase Issuance Trust, Series 2015-A4, Cl A4, 1.840%, 04/15/22	1,725,000	1,706,508
Discover Card Execution Note Trust, Series 2015-A2, Cl A, 1.900%, 10/17/22	925,000	918,339

		5,828,737

Other 1.7%
DB Master Finance LLC, Series 2015-1A, Cl A2II, 3.980%, 02/20/45(b)	1,192,013	1,187,208
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(b)	1,655,186	1,708,518
SBA Tower Trust, Series 2014-2A, Cl C, 3.869%, 10/15/49(b)	335,000	337,306

		3,233,032

Total Asset-Backed Securities (Cost $8,997,417)		9,061,769

Collateralized Mortgage Obligations 4.1%
Agency Collateralized Mortgage Obligation 0.0%(c)
Federal Home Loan Mortgage Corporation

Series 3768, Cl CB, 3.500%, 12/15/25	36,000	38,319

Commercial Mortgage Backed Securities 4.1%
Federal Home Loan Mortgage Corporation
Series KPLB, Cl A, 2.770%, 05/25/25	834,000	815,590

GS Mortgage Securities Corp. II
Series 2012-ALOH, Cl A, 3.551%, 04/10/34(b)	946,000	978,798
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(b)	1,195,000	1,185,966

		2,164,764

GS Mortgage Securities Trust
Series 2011-GC5, Cl AS, 5.209%, 08/10/44(a)(b)	440,000	497,359

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C3, Cl D, 5.753%, 02/15/46(a)(b)	1,314,000	1,426,569
Series 2012-HSBC, Cl B, 3.722%, 07/05/32(b)	380,000	392,165

		1,818,734

Morgan Stanley Capital I Trust
Series 2014-CPT, Cl A, 3.350%, 07/13/29(b)	855,000	878,459

Wells Fargo Commercial Mortgage Trust
Series 2013-BTC, Cl A, 3.544%, 04/16/35(b)	510,000	519,749

WFRBS Commercial Mortgage Trust
Series 2011-C3, Cl D, 5.722%, 03/15/44(a)(b)	1,019,000	1,084,363

		7,779,018

Total Collateralized Mortgage Obligations (Cost $7,801,955)		7,817,337

See Notes to Schedules of Portfolio Investments.

Corporate Bonds 24.2%
Aerospace/Defense 0.4%
Harris Corp., 5.054%, 04/27/45	305,000	290,578
L-3 Communications Corp., 3.950%, 05/28/24	530,000	515,189

		805,767

Agriculture 0.4%
Japan Tobacco, Inc., 2.100%, 07/23/18(b)	693,000	699,219

Airlines 0.9%
American Airlines Pass Through Trust, Series 2013-2, 4.950%, 01/15/23	976,285	1,037,303
United Airlines Pass Through Trust, Series 2014-1, Cl A, 4.000%, 04/11/26	594,000	599,940

		1,637,243

Auto Manufacturers 1.2%
Daimler Finance North America LLC, 2.250%, 03/02/20(b)	317,000	313,163
Ford Motor Credit Co. LLC, 2.145%, 01/09/18	227,000	227,935
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	528,000	567,646
General Motors Co., 5.200%, 04/01/45	633,000	626,949
Harley-Davidson Financial Services, Inc., 2.150%, 02/26/20(b)	233,000	231,096
Volkswagen International Finance, 2.375%, 03/22/17(b)	381,000	387,685

		2,354,474

Auto Parts & Equipment 0.2%
Delphi Corp., 4.150%, 03/15/24	285,000	294,611

Banks 5.7%
Bank of America Corp., 1.700%, 08/25/17, MTN	477,000	477,548
Bank of America Corp., 4.250%, 10/22/26, MTN	387,000	379,106
Bank of America Corp., Series L, 2.600%, 01/15/19	513,000	518,586
Bank of America NA, 1.750%, 06/05/18	279,000	278,400
Citigroup, Inc., 2.500%, 09/26/18	771,000	779,683
Citigroup, Inc., 4.950%, 11/07/43	251,000	260,218
Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/20(b)	250,000	246,863
Credit Suisse Group Funding Guernsey Ltd., 3.750%, 03/26/25(b)	316,000	304,205
Discover Bank, 3.100%, 06/04/20	465,000	464,537
Goldman Sachs Group, Inc. (The), 2.550%, 10/23/19	410,000	410,961
Goldman Sachs Group, Inc. (The), 2.625%, 01/31/19	446,000	451,520
Huntington National Bank (The), 1.300%, 11/20/16	602,000	601,019
ING Bank NV, 1.800%, 03/16/18(b)	262,000	262,163
JPMorgan Chase & Co., 2.250%, 01/23/20	611,000	600,420
KeyBank NA, 1.650%, 02/01/18	831,000	831,602
Lloyds Bank PLC, 1.750%, 05/14/18	290,000	289,709
Morgan Stanley, 3.950%, 04/23/27	348,000	328,125
Morgan Stanley, 4.300%, 01/27/45	1,099,000	1,026,902
UBS AG, 2.375%, 08/14/19, MTN	694,000	693,945
US Bancorp, 3.600%, 09/11/24, MTN	684,000	687,607
US Bank NA, 1.100%, 01/30/17	719,000	720,641
Wells Fargo & Co., 3.900%, 05/01/45	220,000	197,990

		10,811,750

Beverages 0.4%
SABMiller Holdings, Inc., 2.450%, 01/15/17(b)	683,000	693,681

Biotechnology 0.2%
Celgene Corp., 4.625%, 05/15/44	183,000	174,623
Gilead Sciences, Inc., 4.500%, 02/01/45	224,000	223,137

		397,760

Commercial Services 0.6%
ERAC USA Finance LLC, 2.750%, 03/15/17(b)	260,000	266,337
ERAC USA Finance LLC, 3.850%, 11/15/24(b)	196,000	196,726

See Notes to Schedules of Portfolio Investments.

ERAC USA Finance LLC, 4.500%, 02/15/45(b)	192,000	176,452
ERAC USA Finance LLC, 5.250%, 10/01/20(b)	374,000	416,768

		1,056,283

Computers 0.3%
Apple, Inc., 2.850%, 05/06/21	643,000	652,451

Diversified Financial Services 1.2%
American Express Credit Corp., 2.375%, 03/24/17, MTN	237,000	241,887
General Electric Capital Corp., 3.450%, 05/15/24, MTN	615,000	623,174
Lazard Group LLC, 3.750%, 02/13/25	885,000	842,206
MassMutual Global Funding LLC, 2.000%, 04/05/17(b)	370,000	374,852
TD Ameritrade Holding Corp., 2.950%, 04/01/22	290,000	287,537

		2,369,656

Electric 0.3%
Berkshire Hathaway Energy Co., 6.125%, 04/01/36	165,000	194,380
Dominion Resources, Inc., 1.950%, 08/15/16	182,000	183,408
Exelon Generation Co. LLC, 6.200%, 10/01/17	207,000	226,318

		604,106

Electronics 0.1%
Thermo Fisher Scientific, Inc., 5.300%, 02/01/44	177,000	187,075

Healthcare - Products 0.3%
Becton Dickinson and Co., 4.685%, 12/15/44	159,000	153,855
Medtronic, Inc., 3.500%, 03/15/25(b)	131,000	130,553
Medtronic, Inc., 4.625%, 03/15/45(b)	336,000	340,149

		624,557

Healthcare - Services 0.2%
Howard Hughes Medical Institute, 3.500%, 09/01/23	301,000	310,013

Insurance 1.0%
American International Group, Inc., 5.850%, 01/16/18, MTN	326,000	359,411
Arch Capital Group US, Inc., 5.144%, 11/01/43	513,000	524,213
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(b)	106,000	112,958
Nationwide Financial Services, Inc., 5.375%, 03/25/21(b)	606,000	665,029
Reinsurance Group of America, Inc., 4.700%, 09/15/23, MTN	193,000	204,820

		1,866,431

Media 0.5%
Comcast Corp., 4.650%, 07/15/42	879,000	881,224
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.950%, 01/15/25	125,000	122,552

		1,003,776

Mining 1.7%
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	134,000	143,742
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	825,000	792,863
Barrick International Barbados Corp., 6.350%, 10/15/36(b)	685,000	675,223
Barrick North America Finance LLC, 5.750%, 05/01/43	118,000	113,506
BHP Billiton Finance USA Ltd., 5.000%, 09/30/43	257,000	266,775
Newmont Mining Corp., 6.250%, 10/01/39	1,347,000	1,319,947

		3,312,056

Miscellaneous Manufacturer 0.3%
3M Co., 1.375%, 09/29/16	181,000	182,483
General Electric Co., 4.125%, 10/09/42	181,000	174,150
General Electric Co., 5.250%, 12/06/17	169,000	184,091

		540,724

Oil & Gas 1.5%
BP Capital Markets PLC, 2.248%, 11/01/16	281,000	285,195

See Notes to Schedules of Portfolio Investments.

Ensco PLC, 4.500%, 10/01/24(d)	73,000	69,741
Ensco PLC, 5.750%, 10/01/44	281,000	250,418
Exxon Mobil Corp., 1.912%, 03/06/20	463,000	460,234
Marathon Petroleum Corp., 3.625%, 09/15/24	72,000	70,690
Marathon Petroleum Corp., 5.000%, 09/15/54	481,000	435,804
Shell International Finance BV, 3.250%, 05/11/25	548,000	542,673
Woodside Finance Ltd., 3.650%, 03/05/25(b)	354,000	339,972
Woodside Finance Ltd., 4.600%, 05/10/21(b)	357,000	382,430

		2,837,157

Oil & Gas Services 0.2%
FMC Technologies, Inc., 3.450%, 10/01/22	108,000	104,088
Schlumberger Investment SA, 3.300%, 09/14/21(b)	292,000	300,546

		404,634

Pharmaceuticals 0.6%
AbbVie, Inc., 3.600%, 05/14/25	424,000	419,079
Actavis Funding SCS, 4.750%, 03/15/45	219,000	208,500
Express Scripts Holding Co., 2.650%, 02/15/17	252,000	256,514
Novartis Securities Investment Ltd., 5.125%, 02/10/19	151,000	167,970

		1,052,063

Pipelines 1.1%
Boardwalk Pipelines LP, 4.950%, 12/15/24	109,000	106,892
Columbia Pipeline Group, Inc., 5.800%, 06/01/45(b)	266,000	262,132
Energy Transfer Partners LP, 4.900%, 02/01/24	63,000	64,071
EnLink Midstream Partners LP, 4.150%, 06/01/25	455,000	443,011
EnLink Midstream Partners LP, 4.400%, 04/01/24	62,000	62,167
Enterprise Products Operating LLC, 3.350%, 03/15/23	65,000	63,480
Enterprise Products Operating LLC, 4.850%, 03/15/44	150,000	141,072
Kinder Morgan Energy Partners LP, 5.000%, 08/15/42	159,000	138,334
Phillips 66 Partners LP, 3.605%, 02/15/25	78,000	73,407
Phillips 66 Partners LP, 4.680%, 02/15/45	99,000	87,151
Western Gas Partners LP, 3.950%, 06/01/25	429,000	412,576
Williams Partners LP/ACMP Finance Corp., 4.875%, 05/15/23	309,000	304,801

		2,159,094

Real Estate Investment Trust 0.7%
American Tower Corp., 3.500%, 01/31/23	271,000	260,312
American Tower Corp., 5.000%, 02/15/24	527,000	557,113
Digital Realty Trust LP, 3.950%, 07/01/22	480,000	479,005

		1,296,430

Retail 0.8%
Home Depot, Inc. (The), 2.625%, 06/01/22	271,000	266,532
Kohl’s Corp., 6.875%, 12/15/37	298,000	370,357
Wal-Mart Stores, Inc., 1.125%, 04/11/18	832,000	828,822

		1,465,711

Semiconductors 0.5%
Analog Devices, Inc., 3.000%, 04/15/16	131,000	132,858
Intel Corp., 1.950%, 10/01/16	211,000	213,234
TSMC Global Ltd., 1.625%, 04/03/18(b)	657,000	649,483

		995,575

Software 0.5%
Oracle Corp., 1.200%, 10/15/17	165,000	165,000
Oracle Corp., 2.375%, 01/15/19	204,000	207,032
Oracle Corp., 4.125%, 05/15/45	611,000	566,582

		938,614

See Notes to Schedules of Portfolio Investments.

Telecommunication Services 2.0%
AT&T, Inc., 2.375%, 11/27/18	394,000	397,449
AT&T, Inc., 4.350%, 06/15/45	157,000	134,033
AT&T, Inc., 4.750%, 05/15/46	300,000	272,992
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	711,000	698,190
Cisco Systems, Inc., 2.125%, 03/01/19	341,000	343,371
Cisco Systems, Inc., 5.500%, 02/22/16	229,000	236,049
Crown Castle Towers LLC, 3.222%, 05/15/22(b)	545,000	536,334
Verizon Communications, Inc., 5.012%, 08/21/54	1,185,000	1,087,341

		3,705,759

Transportation 0.4%
Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	748,000	736,271

Total Corporate Bonds (Cost $45,948,376)		45,812,941

U.S. Government Agency Mortgages 26.0%
Federal Home Loan Mortgage Corporation
Pool #G14517, 2.500%, 07/01/27	678,545	693,213
Pool #J20118, 2.500%, 08/01/27	78,918	80,621
Pool #G14599, 2.500%, 11/01/27	127,953	130,718
Pool #J26887, 3.000%, 01/01/29	121,973	126,696
Pool #J26963, 3.000%, 01/01/29	135,147	140,045
Pool #G30614, 3.500%, 12/01/32	1,045,730	1,091,596
Pool #G01779, 5.000%, 04/01/35	186,471	207,034
Pool #G01837, 5.000%, 07/01/35	720,888	799,085
Pool #G01838, 5.000%, 07/01/35	41,575	46,209
Pool #A37619, 4.500%, 09/01/35	27,471	29,828
Pool #G03296, 6.000%, 09/01/37	392,176	450,439
Pool #G05326, 5.000%, 02/01/38	184,241	203,736
Pool #G04337, 5.500%, 04/01/38	51,989	58,215
Pool #G08347, 4.500%, 06/01/39	203,247	219,928
Pool #G08353, 4.500%, 07/01/39	255,250	276,224
Pool #G06079, 6.000%, 07/01/39	85,510	96,875
Pool #A89148, 4.000%, 10/01/39	439,232	465,948
Pool #A89384, 4.000%, 10/01/39	82,370	87,261
Pool #G08372, 4.500%, 11/01/39	754,266	816,222
Pool #A93101, 5.000%, 07/01/40	92,118	102,202
Pool #G06990, 5.500%, 08/01/40	579,493	648,342
Pool #A93996, 4.500%, 09/01/40	301,813	326,358
Pool #G06061, 4.000%, 10/01/40	640,525	680,616
Pool #A95084, 4.000%, 11/01/40	71,076	75,480
Pool #A95085, 4.000%, 11/01/40	534,094	566,643
Pool #A95796, 4.000%, 12/01/40	268,215	284,640
Pool #A95822, 4.000%, 12/01/40	687,667	731,382
Pool #A97047, 4.500%, 02/01/41	67,815	73,405
Pool #G08499, 3.000%, 07/01/42	155,287	154,861
Pool #849167, 2.972%, 10/01/43(a)	1,052,457	1,082,383
Pool #Q29416, 4.000%, 11/01/44	315,769	334,225
Pool #C09071, 4.000%, 02/01/45	1,135,395	1,203,335
Pool #Q31066, 4.000%, 02/01/45	242,242	256,607
Pool #Q31645, 4.000%, 02/01/45	194,862	206,165
Pool #G08637, 4.000%, 04/01/45	303,850	322,126

		13,068,663

Federal National Mortgage Association
Pool #AM6855, 3.150%, 11/01/24	90,000	91,124
Pool #AM6979, 3.310%, 11/01/24	378,000	386,088
Pool #AM7421, 3.030%, 12/01/24	1,542,000	1,552,275
Pool #AM7760, 3.090%, 01/01/25	738,063	748,494

See Notes to Schedules of Portfolio Investments.

Pool #AM8051, 2.680%, 02/01/25	1,200,000	1,170,316
Pool #AM9272, 2.600%, 06/01/25	946,000	920,152
Pool #AB6472, 2.000%, 10/01/27	404,861	402,353
Pool #AB1763, 4.000%, 11/01/30	138,921	148,306
Pool #MA0949, 3.500%, 01/01/32	189,579	198,174
Pool #AP9592, 3.500%, 10/01/32	1,117,790	1,169,383
Pool #MA1630, 4.000%, 10/01/33	387,821	414,984
Pool #MA1763, 3.500%, 01/01/34	1,148,269	1,201,789
Pool #878094, 6.000%, 04/01/36	1,017,062	1,165,884
Pool #190370, 6.000%, 06/01/36	372,425	423,979
Pool #890547, 4.000%, 11/01/36	839,371	893,277
Pool #AJ5974, 4.000%, 12/01/36	121,518	129,095
Pool #995082, 5.500%, 08/01/37	528,858	594,930
Pool #890248, 6.000%, 08/01/37	109,194	124,849
Pool #AB7572, 3.000%, 01/01/38	111,722	112,219
Pool #889529, 6.000%, 03/01/38	18,984	21,724
Pool #AU4728, 4.000%, 09/01/38	366,379	390,407
Pool #AC2817, 4.000%, 10/01/39	113,401	120,258
Pool #932441, 4.000%, 01/01/40	1,056,967	1,119,933
Pool #AC9564, 4.500%, 02/01/40	298,914	326,351
Pool #AD8033, 4.000%, 08/01/40	72,844	77,401
Pool #AD9725, 3.500%, 10/01/40	234,456	242,214
Pool #AE4414, 4.000%, 11/01/40	643,225	685,048
Pool #AE5143, 4.000%, 11/01/40	91,581	97,562
Pool #AE9284, 4.000%, 11/01/40	164,677	175,436
Pool #AB2071, 3.500%, 01/01/41	103,837	107,284
Pool #AH3586, 4.000%, 01/01/41	408,520	435,161
Pool #MA0639, 4.000%, 02/01/41	296,269	315,532
Pool #AL0215, 4.500%, 04/01/41	1,028,463	1,114,928
Pool #AB3274, 4.500%, 07/01/41	1,440,269	1,572,919
Pool #AT8263, 3.500%, 01/01/42	24,382	25,193
Pool #MA1044, 3.000%, 04/01/42	485,313	486,112
Pool #AP4613, 4.000%, 08/01/42	466,121	495,876
Pool #AP7874, 3.500%, 10/01/42	360,962	373,124
Pool #AL4755, 3.085%, 02/01/44(a)	1,096,905	1,132,220
Pool #AY2685, 4.500%, 01/01/45	155,119	168,533
Pool #AX8835, 2.813%, 02/01/45(a)	740,871	758,037

		22,088,924

Government National Mortgage Association
Pool #004540, 4.500%, 09/20/39	203,981	222,575
Pool #AM1086, 4.000%, 09/15/41	505,447	539,696
Pool #778882, 3.500%, 02/15/42	5,509,046	5,722,839
Pool #MA0154, 3.500%, 06/20/42	1,155,927	1,203,252
Pool #MA0321, 5.000%, 08/20/42	119,423	131,870
Pool #AB5640, 3.500%, 11/15/42	383,883	398,811
Pool #AE7700, 3.500%, 08/15/43	781,270	812,374
Pool #666413, 4.000%, 09/15/43	289,949	311,595
Pool #MA2681, 5.000%, 03/20/45	572,877	628,978
Pool #AM2789, 3.500%, 04/15/45	403,740	419,408
Pool #AM8201, 4.000%, 05/15/45	167,767	179,977
Pool #MA2828, 4.500%, 05/20/45	1,269,735	1,372,165
Pool #MA2894, 4.500%, 06/20/45	2,071,000	2,237,955

		14,181,495

Total U.S. Government Agency Mortgages (Cost $48,745,790)		49,339,082

See Notes to Schedules of Portfolio Investments.

U.S. Treasury Obligations 39.1%
U.S. Treasury Bond 2.9%
2.500%, 02/15/45	6,153,000	5,415,132

U.S. Treasury Notes 36.2%
0.250%, 08/15/15	12,037,000	12,037,939
0.875%, 02/28/17	19,282,000	19,385,949
0.625%, 09/30/17	3,877,000	3,865,489
1.500%, 10/31/19	15,376,000	15,384,411
2.125%, 05/15/25	18,346,000	18,013,479

		68,687,267

Total U.S. Treasury Obligations (Cost $74,242,881)		74,102,399

Foreign Government Bonds 1.1%
Sovereign 1.1%
Brazilian Government International Bond, 7.125%, 01/20/37	633,000	715,290
Indonesia Government International Bond, 6.625%, 02/17/37(b)	621,000	701,730
Mexico Government International Bond, 5.550%, 01/21/45	278,000	295,722
Turkey Government International Bond, 6.875%, 03/17/36	303,000	351,480

Total Foreign Government Bonds (Cost $2,086,318)		2,064,222

Money Market Funds 2.1%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(e)	3,982,779	3,982,779
State Street Institutional US Government Money Market Fund, Institutional Class, 0.00%(e)(f)	72,088	72,088

Total Money Market Funds (Cost $4,054,867)		4,054,867

Total Investments (Cost $191,877,604) — 101.4%		192,252,617
Liabilities in Excess of Other Assets — (1.4)%		(2,665,933)

Net Assets — 100.0%		$189,586,684

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2015.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 10.5% of net assets as of June 30, 2015.
(c)	Less than 0.05% of Net Assets.
(d)	The security or a partial position of the security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015 was $69,741.
(e)	Rate disclosed, the 7 day net yield, is as of June 30, 2015.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015(See Note 2(i)).

Investment Abbreviation

MTN	– Medium Term Note

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2015

(Unaudited)

Corporate Bond Fund

	Shares or Principal Amount($)	Value($)
Corporate Bonds 97.0%
Aerospace/Defense 1.7%
Harris Corp., 5.054%, 04/27/45	210,000	200,070
L-3 Communications Corp., 3.950%, 05/28/24	313,000	304,253

		504,323

Agriculture 1.6%
Japan Tobacco, Inc., 2.100%, 07/23/18(a)	450,000	454,038

Airlines 3.0%
American Airlines Pass Through Trust, Series 2013-2, 4.950%, 01/15/23	445,098	472,917
United Airlines Pass Through Trust, Series 2014-1, Cl A, 4.000%, 04/11/26	395,000	398,950

		871,867

Auto Manufacturers 3.8%
Ford Motor Credit Co. LLC, 2.145%, 01/09/18	200,000	200,823
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	387,000	416,059
General Motors Co., 5.200%, 04/01/45	356,000	352,597
Harley-Davidson Financial Services, Inc., 2.150%, 02/26/20(a)	133,000	131,913

		1,101,392

Auto Parts & Equipment 1.2%
Delphi Corp., 4.150%, 03/15/24	223,000	230,520
Lear Corp., 4.750%, 01/15/23	135,000	132,975

		363,495

Banks 18.9%
Bank of America Corp., 1.700%, 08/25/17, MTN	292,000	292,335
Bank of America Corp., 4.250%, 10/22/26, MTN	248,000	242,942
Bank of America Corp., Series L, 2.600%, 01/15/19	375,000	379,084
Citigroup, Inc., 2.500%, 09/26/18	553,000	559,228
Citigroup, Inc., 4.950%, 11/07/43	128,000	132,701
Discover Bank, 3.100%, 06/04/20	302,000	301,699
Goldman Sachs Group, Inc. (The), 2.625%, 01/31/19	156,000	157,931
Goldman Sachs Group, Inc. (The), Series M, 5.375%(b)(c)	237,000	234,132
ING Bank NV, 1.800%, 03/16/18(a)	200,000	200,124
JPMorgan Chase & Co., 2.250%, 01/23/20	340,000	334,113
KeyBank NA, 1.650%, 02/01/18	299,000	299,217
Lloyds Bank PLC, 1.750%, 05/14/18	200,000	199,799
Morgan Stanley, 2.650%, 01/27/20	316,000	315,436
Morgan Stanley, 3.950%, 04/23/27	275,000	259,294
Morgan Stanley, 4.300%, 01/27/45	113,000	105,587
UBS AG, 2.375%, 08/14/19, MTN	555,000	554,956
US Bancorp, 3.600%, 09/11/24, MTN	421,000	423,220
US Bank NA, 1.100%, 01/30/17	406,000	406,926
Wells Fargo & Co., 3.900%, 05/01/45	113,000	101,695

		5,500,419

Beverages 1.4%
SABMiller Holdings, Inc., 2.450%, 01/15/17(a)	392,000	398,130

See Notes to Schedules of Portfolio Investments.

Biotechnology 0.7%
Celgene Corp., 4.625%, 05/15/44	101,000	96,377
Gilead Sciences, Inc., 4.500%, 02/01/45	117,000	116,549

		212,926

Commercial Services 3.7%
ERAC USA Finance LLC, 2.750%, 03/15/17(a)	287,000	293,995
ERAC USA Finance LLC, 2.800%, 11/01/18(a)	353,000	360,069
ERAC USA Finance LLC, 4.500%, 02/15/45(a)	143,000	131,420
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	251,000	279,703

		1,065,187

Computers 1.7%
Apple, Inc., 2.850%, 05/06/21	501,000	508,364

Diversified Financial Services 6.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 2.750%, 05/15/17(a)	195,000	193,781
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.625%, 07/01/22	200,000	200,500
General Electric Capital Corp., 3.450%, 05/15/24, MTN	383,000	388,091
Lazard Group LLC, 3.750%, 02/13/25	608,000	578,600
MassMutual Global Funding LLC, 2.000%, 04/05/17(a)	266,000	269,488
TD Ameritrade Holding Corp., 2.950%, 04/01/22	175,000	173,514

		1,803,974

Electric 3.3%
Berkshire Hathaway Energy Co., 6.125%, 04/01/36	137,000	161,395
Dominion Resources, Inc., 1.950%, 08/15/16	189,000	190,462
Exelon Generation Co. LLC, 6.200%, 10/01/17	226,000	247,091
FirstEnergy Transmission LLC, 5.450%, 07/15/44(a)	339,000	352,897

		951,845

Electronics 1.0%
Thermo Fisher Scientific, Inc., 5.300%, 02/01/44	283,000	299,109

Food 0.8%
Wesfarmers Ltd., 1.874%, 03/20/18(a)	228,000	228,406

Healthcare - Products 1.3%
Becton Dickinson and Co., 4.685%, 12/15/44	87,000	84,185
Medtronic, Inc., 3.500%, 03/15/25(a)	86,000	85,706
Medtronic, Inc., 4.625%, 03/15/45(a)	195,000	197,408

		367,299

Healthcare - Services 2.8%
Roche Holdings, Inc., 2.250%, 09/30/19(a)	822,000	827,632

Insurance 3.7%
American International Group, Inc., 5.850%, 01/16/18, MTN	241,000	265,699
Arch Capital Group US, Inc., 5.144%, 11/01/43	319,000	325,973
AXIS Specialty Finance PLC, 5.150%, 04/01/45	171,000	173,514
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(a)	157,000	167,306
Reinsurance Group of America, Inc., 4.700%, 09/15/23, MTN	140,000	148,574

		1,081,066

Media 0.8%
Comcast Corp., 4.650%, 07/15/42	139,000	139,352
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.950%, 01/15/25	82,000	80,394

		219,746

Mining 3.7%
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	135,000	129,741
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	354,000	348,947
Barrick North America Finance LLC, 5.750%, 05/01/43	149,000	143,326
BHP Billiton Finance USA Ltd., 5.000%, 09/30/43	179,000	185,808
Newmont Mining Corp., 6.250%, 10/01/39	269,000	263,598

		1,071,420

See Notes to Schedules of Portfolio Investments.

Miscellaneous Manufacturer 1.5%
General Electric Co., 4.125%, 10/09/42	169,000	162,604
General Electric Co., 5.250%, 12/06/17	239,000	260,341

		422,945

Oil & Gas 5.5%
Ensco PLC, 4.500%, 10/01/24(d)	41,000	39,170
Ensco PLC, 5.750%, 10/01/44	110,000	98,028
Exxon Mobil Corp., 1.912%, 03/06/20	278,000	276,339
Marathon Petroleum Corp., 3.625%, 09/15/24	41,000	40,254
Marathon Petroleum Corp., 5.000%, 09/15/54	282,000	255,503
Shell International Finance BV, 3.250%, 05/11/25	369,000	365,413
Woodside Finance Ltd., 3.650%, 03/05/25(a)	128,000	122,928
Woodside Finance Ltd., 4.600%, 05/10/21(a)	369,000	395,285

		1,592,920

Oil & Gas Services 0.2%
FMC Technologies, Inc., 3.450%, 10/01/22	75,000	72,283

Pharmaceuticals 2.9%
AbbVie, Inc., 3.600%, 05/14/25	286,000	282,681
Actavis Funding SCS, 4.750%, 03/15/45	131,000	124,719
Express Scripts Holding Co., 2.650%, 02/15/17	416,000	423,451

		830,851

Pipelines 6.1%
Boardwalk Pipelines LP, 4.950%, 12/15/24	70,000	68,647
Columbia Pipeline Group, Inc., 5.800%, 06/01/45(a)	179,000	176,397
Energy Transfer Partners LP, 4.900%, 02/01/24	36,000	36,612
EnLink Midstream Partners LP, 4.150%, 06/01/25	305,000	296,963
EnLink Midstream Partners LP, 4.400%, 04/01/24	36,000	36,097
Enterprise Products Operating LLC, 3.350%, 03/15/23	37,000	36,135
Enterprise Products Operating LLC, 4.850%, 03/15/44	112,000	105,334
Kinder Morgan Energy Partners LP, 5.000%, 08/15/42	193,000	167,915
NuStar Logistics LP, 4.800%, 09/01/20	300,000	303,000
Phillips 66 Partners LP, 3.605%, 02/15/25	45,000	42,350
Phillips 66 Partners LP, 4.680%, 02/15/45	57,000	50,178
Western Gas Partners LP, 3.950%, 06/01/25	292,000	280,821
Williams Partners LP/ACMP Finance Corp., 4.875%, 05/15/23	176,000	173,608

		1,774,057

Real Estate Investment Trust 3.3%
American Tower Corp., 3.500%, 01/31/23	288,000	276,642
American Tower Corp., 5.000%, 02/15/24	325,000	343,571
Digital Realty Trust LP, 3.950%, 07/01/22	333,000	332,309

		952,522

Retail 3.2%
Home Depot, Inc. (The), 2.625%, 06/01/22	185,000	181,950
Kohl’s Corp., 6.875%, 12/15/37	177,000	219,977
Wal-Mart Stores, Inc., 1.950%, 12/15/18	530,000	538,221

		940,138

Semiconductors 3.1%
Analog Devices, Inc., 3.000%, 04/15/16	203,000	205,878
Intel Corp., 1.950%, 10/01/16	180,000	181,906
TSMC Global Ltd., 1.625%, 04/03/18(a)	531,000	524,925

		912,709

See Notes to Schedules of Portfolio Investments.

Software 1.3%
Oracle Corp., 4.125%, 05/15/45	422,000	391,321

Telecommunication Services 7.0%
AT&T, Inc., 2.375%, 11/27/18	319,000	321,792
AT&T, Inc., 4.350%, 06/15/45	56,000	47,808
AT&T, Inc., 4.750%, 05/15/46	250,000	227,494
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	386,000	379,045
Cisco Systems, Inc., 2.125%, 03/01/19	227,000	228,579
Verizon Communications, Inc., 5.012%, 08/21/54	907,000	832,251

		2,036,969

Transportation 1.6%
Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	483,000	475,427

Total Corporate Bonds (Cost $28,565,333)		28,232,790

Money Market Funds 2.2%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(e)	597,568	597,568
State Street Institutional US Government Money Market Fund, Institutional Class, 0.00%(e)(f)	40,488	40,488

Total Money Market Funds (Cost $638,056)		638,056

Total Investments (Cost $29,203,389) — 99.2%		28,870,846
Other Assets in Excess of Liabilities — 0.8%		220,450

Net Assets — 100.0%		$29,091,296

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 21.1% of net assets as of June 30, 2015.
(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2015.
(c)	Perpetual maturity.
(d)	The security or a partial position of the security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015 was $39,170.
(e)	Rate disclosed, the 7 day net yield, is as of June 30, 2015.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015(See Note 2(i)).

Investment Abbreviation

MTN	– Medium Term Note

See Notes to Schedules of Portfolio Investments.

At June 30, 2015, the Fund’s open credit default swap contracts were as follows:

OTC Credit Default Swap Contracts — Buy Protection

Underlying Instrument	Counterparty	Notional Amount	Fixed Rate	Expiration Date	Upfront Payments Made	Value	Unrealized Appreciation
Banco Bilbao Vizcaya Argentaria	Credit Suisse First Boston	$370,000	1.000%	3/20/2020	$(3,280)	$1,945	$5,225
Intesa Sanpaolo SpA	Credit Suisse First Boston	370,000	1.000	3/20/2020	(1,731)	1,292	3,023

					$(5,011)	$3,237	$8,248

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.

The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at June 30, 2015.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2015

(Unaudited)

Georgia Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 96.8%
Alabama 0.5%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	640,000	642,010

Georgia 90.8%
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/27	2,885,000	3,312,615
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/29	1,690,000	1,889,589
Athens-Clarke County Unified Government Development Authority, Catholic Health East, RB, 6.250%, 11/15/32	1,425,000	1,626,809
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.000%, 01/01/17	1,185,000	1,263,068
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.500%, 01/01/38, Pre-refunded 01/01/2019 @ 100	4,000,000	4,582,320
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.625%, 01/01/33, Pre-refunded 01/01/2019 @ 100	3,000,000	3,449,550
Atlanta Airport Passenger Facility Charge, Series B, RB, 5.000%, 01/01/21	2,000,000	2,284,920
Atlanta Airport Project, Series B, RB, 5.000%, 01/01/23	2,500,000	2,816,725
Atlanta Airport Project, Series B, RB, 5.000%, 01/01/42	2,235,000	2,442,050
Atlanta Development Authority, Series A, RB, 4.375%, 09/01/36, Pre-refunded 09/01/2015 @ 100, XLCA	1,000,000	1,006,890
Atlanta Development Authority, Series A, RB, 5.000%, 07/01/34	1,000,000	1,107,860
Atlanta Development Authority, Series A, RB, 5.250%, 07/01/40	500,000	565,195
Atlanta GA Water & Wastewater Revenue, RB, 5.000%, 11/01/40	5,000,000	5,575,250
Barrow County, GO, 5.000%, 10/01/25, Pre-refunded 10/01/2015 @ 100, NATL-RE	2,000,000	2,023,900
Carroll County Water Authority, Water & Sewerage, RB, 5.250%, 07/01/22, Pre-refunded 07/01/2015 @ 100, AGM	150,000	150,021
Clarke County Hospital Authority, Athens Regional Medical Center, RB, 5.000%, 01/01/32, Country Guaranteed	1,180,000	1,306,720
DeKalb County, Water & Sewerage Revenue, Series A, RB, 5.000%, 10/01/22	1,000,000	1,175,640
DeKalb County, Water & Sewerage Revenue, Series A, RB, 5.250%, 10/01/23	1,500,000	1,769,925
DeKalb County, Water & Sewerage Revenue, Series A, RB, 5.250%, 10/01/36	2,000,000	2,280,960
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., RB, 5.000%, 11/15/29	5,300,000	5,892,222
Forsyth County, Series A, GO, 5.000%, 03/01/25, Pre-refunded 03/01/2019 @ 100	6,825,000	7,742,758
Forsyth County School District, GO, 5.000%, 02/01/20	3,385,000	3,937,737
Forsyth County Water & Sewerage Authority, RB, 5.000%, 04/01/41	2,000,000	2,276,100
Forsyth County Water & Sewerage Authority, RB, 5.000%, 04/01/44	3,500,000	3,970,680
Fulton County Development Authority, Georgia Tech Athletic Association, Series A, RB, 5.000%, 10/01/42	3,025,000	3,313,282
Fulton County Development Authority, Series A, RB, 5.000%, 10/01/22	750,000	876,623
Fulton County Development Authority, Series A, RB, 5.000%, 05/01/39	5,145,000	5,739,402
Fulton County Development Authority, Robert Woodruff Arts Center, Inc., Series B, RB, 5.250%, 03/15/24	1,300,000	1,437,176
Fulton County Water & Sewerage Revenue, RB, 5.000%, 01/01/18	1,600,000	1,760,736
Georgia State, Series B, GO, 5.000%, 10/01/16	2,000,000	2,114,700
Georgia State, Series E, GO, 5.000%, 08/01/22, Pre-refunded 08/01/2017 @ 100	1,450,000	1,577,136
Georgia State, Series G, GO, 5.000%, 11/01/16	1,620,000	1,718,350
Georgia State, Series H, GO, 5.000%, 12/01/16	1,500,000	1,596,030
Greene County Development Authority, RB, 5.000%, 11/15/37	2,955,000	3,238,798

See Notes to Schedules of Portfolio Investments.

Gwinnett County School District, GO, 5.000%, 02/01/20, Pre-refunded 02/01/2018 @ 100	1,635,000	1,802,261
Gwinnett County Water & Sewerage Authority, RB, 5.000%, 08/01/25, Country Guaranteed	3,000,000	3,527,850
Habersham County School District, GO, 5.000%, 04/01/21, Pre-refunded 04/01/2016 @ 100, NATL-RE State Aid Withholding	2,655,000	2,747,606
Henry County Water & Sewerage Authority, RB, 6.150%, 02/01/20, AMBAC	2,100,000	2,486,757
Municipal Electric Authority of Georgia, RB, 5.000%, 01/01/30	1,000,000	1,126,320
Municipal Electric Authority of Georgia, Series A, RB, 5.000%, 01/01/21	3,845,000	4,456,278
Municipal Electric Authority of Georgia, Series D, RB, 5.750%, 01/01/19	1,290,000	1,463,492
Private Colleges & Universities Authority, Emory University, Series A, RB, 5.000%, 10/01/43	6,345,000	7,016,935
Private Colleges & Universities Authority, Emory University, Series C, RB, 5.250%, 09/01/39	2,000,000	2,246,220
Private Colleges & Universities Authority, Savannah College Of Art & Design, RB, 5.000%, 04/01/30	1,000,000	1,093,260
Private Colleges & Universities Authority, Savannah College Of Art & Design, RB, 5.000%, 04/01/44	3,500,000	3,708,355
Richmond County Board of Education, GO, 5.000%, 10/01/15, State Aid Withholding	1,985,000	2,009,296
Thomasville Hospital Authority, John D. Archhold Memorial Hospital, RB, 5.375%, 11/01/40	2,510,000	2,779,624

		124,285,991

North Carolina 3.8%
North Carolina Capital Facilities Finance Agency, Educational Facilities, RB, 5.000%, 05/01/32	1,700,000	1,806,709
North Carolina Eastern Municipal Power Agency, Series B, RB, 6.250%, 01/01/23	680,000	848,980
North Carolina State, RB, 5.000%, 03/01/27	2,155,000	2,479,565

		5,135,254

South Carolina 1.7%
South Carolina State Public Service Authority, Series A, RB, 5.750%, 12/01/43	2,000,000	2,344,740

Total Municipal Bonds (Cost $126,927,920)		132,407,995

Money Market Fund 3.7%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(b)	5,048,728	5,048,728

Total Money Market Fund (Cost $5,048,728)		5,048,728

Total Investments (Cost $131,976,648) — 100.5%		137,456,723
Liabilities in Excess of Other Assets — (0.5)%		(656,623)

Net Assets — 100.0%		$136,800,100

(a)	Step bond. The rate shown is the rate in effect as of June 30, 2015.
(b)	Rate disclosed, the 7 day net yield, is as of June 30, 2015.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
GO	– General Obligation
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
RB	– Revenue Bond
XLCA	– Security guaranteed by XL Capital Assurance, Inc.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2015

(Unaudited)

High Grade Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 86.0%
Alabama 4.7%
Baldwin County Board of Education, RB, 5.000%, 06/01/32	1,000,000	1,136,650
Birmingham, Series A, GO, 0.000%, 03/01/37(a)	2,000,000	1,977,760
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, AGC	2,000,000	2,283,860

		5,398,270

Alaska 2.1%
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Pre-refunded 09/01/2019 @ 100, AGC	1,270,000	1,509,535
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, AGC	730,000	854,932

		2,364,467

California 12.5%
California Municipal Finance Authority, Series A, RB, 5.000%, 06/01/50	1,750,000	1,846,565
California State, GO, 5.000%, 03/01/24	2,000,000	2,410,580
California State, GO, 5.000%, 03/01/45	2,000,000	2,230,300
California State, GO, 6.500%, 04/01/33(b)	2,000,000	2,378,860
San Mateo County Community College District, GO, 5.000%, 09/01/33	1,500,000	1,737,570
Santa Clara Valley Transportation Authority, Series A, RB, 5.000%, 04/01/35	2,000,000	2,299,460
Santa Clara Valley Transportation Authority, Series A, RB, 5.000%, 04/01/36	1,250,000	1,432,650

		14,335,985

District of Columbia 2.0%
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30(b)	2,000,000	2,317,440

Florida 13.3%
Florida State, Series D, GO, 5.000%, 06/01/18	3,000,000	3,345,000
Lake County School Board, Series A, COP, 5.000%, 06/01/29, AGM	1,000,000	1,126,290
Miami-Dade County School Board Foundation, Inc., Series A, COP, 5.000%, 05/01/25	1,000,000	1,169,560
Miami-Dade County School Board Foundation, Inc., Series A, COP, 5.000%, 05/01/32	5,000,000	5,531,600
Mid-Bay Bridge Authority, Series A, RB, 5.000%, 10/01/40	1,000,000	1,061,740
Orlando FL Contract Tourist DE, Series A, RB, 5.250%, 11/01/32	1,000,000	1,154,990
Polk County Public Facilities, RB, 5.000%, 12/01/28	1,595,000	1,835,829

		15,225,009

Georgia 5.2%
Fulton County Development Authority, Georgia Tech Athletic Association, RB, 5.750%, 10/01/36	1,250,000	1,454,738
Gwinnett County School District, GO, 5.000%, 02/01/35	2,000,000	2,338,260
Private Colleges & Universities Authority, RB, 5.000%, 04/01/31	1,000,000	1,089,360
Private Colleges & Universities Authority, RB, 5.000%, 04/01/33	1,000,000	1,084,710

		5,967,068

Guam 0.9%
Guam Power Authority, Series A, RB, 5.000%, 10/01/31	1,000,000	1,087,130

Idaho 2.5%
Idaho Health Facilities Authority, Series A, RB, 6.750%, 11/01/37(b)	2,500,000	2,852,600

See Notes to Schedules of Portfolio Investments.

Illinois 1.0%
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38	1,000,000	1,161,260

Kansas 1.5%
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38(b)	1,500,000	1,706,805

Kentucky 2.3%
Kentucky Municipal Power Agency, Series A, RB, 5.000%, 09/01/42, NATL-RE	2,500,000	2,691,900

Maine 2.6%
Maine State Turnpike Authority, RB, 6.000%, 07/01/38(b)	2,500,000	2,960,075

Massachusetts 6.7%
Commonwealth of Massachusetts, GO, 4.000%, 05/01/40	1,995,000	2,004,257
Commonwealth of Massachusetts, Series A, GO, 5.000%, 04/01/25	1,500,000	1,757,835
Massachusetts State, Series C, GO, 5.000%, 07/01/40(c)	2,000,000	2,262,160
Massachusetts State, Series C, GO, 5.000%, 07/01/45(c)	1,465,000	1,645,165

		7,669,417

Missouri 1.5%
Missouri Joint Municipal Electric Utility Commission, Series A, RB, 5.000%, 12/01/31	1,500,000	1,685,820

New Jersey 1.9%
New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, RB, 6.000%, 12/15/38(b)	1,955,000	2,167,997

New York 3.4%
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, BHAC	1,000,000	1,132,190
Port Authority of New York & New Jersey, RB, 5.000%, 09/01/39	2,500,000	2,806,450

		3,938,640

North Carolina 1.0%
University of North Carolina at Charlotte, RB, 5.000%, 04/01/40	1,100,000	1,212,332

Oregon 2.7%
Oregon State, Series F, GO, 5.000%, 05/01/39	2,000,000	2,285,320
Oregon State Department of Transportation, Series A, RB, 5.000%, 11/15/29	700,000	823,662

		3,108,982

Texas 16.6%
Arlington Higher Education Finance Corp., RB, 5.000%, 02/15/38, PSF-GTD	1,500,000	1,654,080
Arlington Higher Education Finance Corp., Series A, RB, 5.000%, 08/15/39, PSF-GTD	1,000,000	1,110,490
Dallas Independent School District, GO, 6.375%, 02/15/34, PSF-GTD(b)	4,000,000	4,561,240
Humble Independent School District, Series A, GO, 5.500%, 02/15/19, PSF-GTD	2,000,000	2,297,240
Lubbock, GO, 5.000%, 02/15/29	1,000,000	1,156,140
Spring Branch Independent School District, Series B, GO, 5.000%, 02/01/20, PSF-GTD	2,000,000	2,313,220
Texas State, Series C, GO, 5.250%, 08/01/16	2,500,000	2,633,400
United Independent School District, GO, 5.000%, 08/15/44, PSF-GTD(b)	3,000,000	3,351,300

		19,077,110

Washington 1.6%
Seattle Washington Municipal Light & Power, RB, 5.750%, 04/01/29, BHAC(b)	1,635,000	1,861,464

Total Municipal Bonds (Cost $95,712,951)		98,789,771

Money Market Fund 15.6%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(d)	17,854,524	17,854,524

Total Money Market Fund (Cost $17,854,524)		17,854,524

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $113,567,475) — 101.6%	116,644,295
Liabilities in Excess of Other Assets — (1.6)%	(1,811,258)

Net Assets — 100.0%	$114,833,037

(a)	Step bond. The rate shown is the rate in effect as of June 30, 2015.
(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	Rate disclosed, the 7 day net yield, is as of June 30, 2015.

Investment Abbreviations

AGC	– Security guaranteed by Assured Guaranty Corporation
AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation
COP	– Certificate of Participation
GO	– General Obligation
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
PSF-GTD	– Security guaranteed by Permanent School Fund Guarantee Program
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2015

(Unaudited)

High Income Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 5.0%
Aerospace/Defense 0.1%
DAE Aviation Holdings, Inc., 2nd Lien Term Loan, 7.750%, 08/05/19(a)(b)	770,000	773,211

Diversified Financial Services 0.3%
Affinion Group, Inc., 2nd Lien Term Loan, 8.500%, 10/12/18(a)(b)	2,425,000	2,179,469

Electric 0.2%
Texas Competitive Electric Holdings Company LLC, Extended Term Loan, 4.671%, 10/10/17(a)(b)(c)	2,280,000	1,307,124

Energy 1.2%
Azure Midstream Energy LLC, Term Loan B, 7.500%, 11/15/18(a)(b)	1,977,559	1,962,727
CITGO Holding, Inc., 2015 Term Loan B, 9.500%, 05/12/18(a)(b)	2,686,500	2,691,873
Templar Energy LLC, New 2nd Lien Term Loan, 8.500%, 11/25/20(a)(b)	6,572,409	4,824,148

		9,478,748

Health Care 0.3%
inVentiv Health, Inc., Term Loan B4, 7.750%, 05/15/18(a)(b)	2,250,000	2,252,813

Information Technology 0.2%
Italics Merger Sub, Inc., Bridge Term Loan, 05/01/16(b)(d)(e)	2,100,000	2,100,000

Insurance 0.5%
Asurion LLC, New 2nd Lien Term Loan, 8.500%, 03/03/21(a)(b)	4,360,000	4,424,048

Media 0.5%
Clear Channel Communications, Inc., Term Loan D, 6.937%, 01/30/19(a)(b)	4,620,000	4,259,871

Mining 0.5%
FMG Resources (August 2006) Pty Ltd., New Term Loan B, 3.750%, 06/30/19(a)(b)	4,566,760	4,045,738

Retail 1.2%
J.C. Penney Corporation, Inc., 1st Lien Term Loan, 6.000%, 05/22/18(a)(b)	2,138,695	2,132,578
Sears Holding Corporation, Term Loan, 5.500%, 06/30/18(a)(b)	3,954,006	3,894,696
Toys ‘R’ Us-Delaware, Inc., Term Loan B4, 9.750%, 04/24/20(a)(b)	4,284,034	4,007,371

		10,034,645

Total Bank Loans (Cost $43,094,126)		40,855,667

Corporate Bonds 83.7%
Aerospace/Defense 1.3%
TransDigm, Inc., 6.000%, 07/15/22	4,070,000	4,019,125
TransDigm, Inc., 6.500%, 07/15/24	4,070,000	4,019,125
Triumph Group, Inc., 5.250%, 06/01/22	2,930,000	2,893,375

		10,931,625

Airlines 1.8%
Air Canada, 7.750%, 04/15/21(b)	1,255,000	1,339,713
Air Canada, 8.750%, 04/01/20(b)	4,285,000	4,734,925
American Airlines Pass Through Trust, Series 2013-2, Cl B, 5.600%, 07/15/20(b)	3,808,711	3,942,016
United Airlines Pass Through Trust, Series 2014-1, Cl B, 4.750%, 04/11/22	2,494,000	2,537,645
VistaJet Malta Finance PLC/VistaJet Co. Finance LLC, 7.750%, 06/01/20(b)(f)	2,220,000	2,131,200

		14,685,499

See Notes to Schedules of Portfolio Investments.

Auto Manufacturers 0.0%(a)(g)
General Motors Co. Escrow, 7.200%(c)(f)(h)(i)(j)	17,182,000	—
General Motors Co. Escrow, 8.375%(c)(f)(h)(i)(j)	36,800,000	—

		—

Banks 1.3%
CIT Group, Inc., 5.375%, 05/15/20	5,700,000	5,942,250
Goldman Sachs Group, Inc. (The), Series M, 5.375%(a)(j)	1,710,000	1,689,309
Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21(b)(f)	3,000,000	2,865,000

		10,496,559

Building Materials 1.0%
Cemex Finance LLC, 9.375%, 10/12/22(b)	1,570,000	1,748,588
Cemex SAB de CV, 5.700%, 01/11/25(b)	2,135,000	2,036,149
Cemex SAB de CV, 7.250%, 01/15/21(b)	945,000	997,164
US Concrete, Inc., 8.500%, 12/01/18	1,330,000	1,403,150
USG Corp., 5.875%, 11/01/21(b)	1,730,000	1,820,825

		8,005,876

Chemicals 0.8%
Chemours Co. (The), 7.000%, 05/15/25(b)(f)	2,565,000	2,488,050
Nufarm Australia Ltd., 6.375%, 10/15/19(b)	1,685,000	1,722,913
Univar, Inc., 6.750%, 07/15/23(b)	2,070,000	2,090,700

		6,301,663

Coal 0.8%
CONSOL Energy, Inc., 5.875%, 04/15/22	4,300,000	3,655,000
Natural Resource Partners LP/NRP Finance Corp., 9.125%, 10/01/18	1,862,000	1,647,870
Peabody Energy Corp., 10.000%, 03/15/22(b)(f)	1,540,000	954,800

		6,257,670

Commercial Services 4.7%
Cenveo Corp., 6.000%, 08/01/19(b)	3,620,000	3,402,800
Cenveo Corp., 11.500%, 05/15/17(f)	1,675,000	1,708,500
Harland Clarke Holdings Corp., 6.875%, 03/01/20(b)(k)	1,680,000	1,612,800
Harland Clarke Holdings Corp., 9.250%, 03/01/21(b)(k)	5,465,000	4,781,875
Harland Clarke Holdings Corp., 9.750%, 08/01/18(b)(k)	7,912,000	8,268,040
Hertz Corp. (The), 5.875%, 10/15/20	3,030,000	3,067,875
Hertz Corp. (The), 6.750%, 04/15/19	2,324,000	2,398,136
Prospect Medical Holdings, Inc., 8.375%, 05/01/19(b)	4,577,000	4,869,470
Quad/Graphics, Inc., 7.000%, 05/01/22	3,980,000	3,870,550
TMS International Corp., 7.625%, 10/15/21(b)	4,350,000	4,241,250

		38,221,296

Computers 0.3%
Project Homestake Merger Corp., 8.875%, 03/01/23(b)	2,955,000	2,866,350

Diversified Financial Services 7.5%
Alliance Data Systems Corp., 5.37%, 08/01/22(b)	2,990,000	2,945,150
Ally Financial, Inc., 4.125%, 03/30/20	2,405,000	2,400,479
Ally Financial, Inc., 5.125%, 09/30/24	2,120,000	2,125,300
Ally Financial, Inc., 7.500%, 09/15/20	3,709,000	4,320,985
Ally Financial, Inc., 8.000%, 03/15/20	619,000	728,873
CNG Holdings, Inc., 9.375%, 05/15/20(b)(f)	2,980,000	2,160,500
Community Choice Financial, Inc., 10.750%, 05/01/19(f)	1,360,000	695,300
DFC Finance Corp., 10.500%, 06/15/20(b)	4,485,000	3,397,387
Enova International, Inc., 9.750%, 06/01/21	1,585,000	1,497,825
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 08/01/20	4,700,000	4,852,750
International Lease Finance Corp., 6.250%, 05/15/19	2,450,000	2,649,062

See Notes to Schedules of Portfolio Investments.

International Lease Finance Corp., 8.250%, 12/15/20	7,415,000	8,805,312
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20(b)	2,960,000	2,908,200
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 07/01/21	3,171,000	2,952,994
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 06/01/22	3,365,000	3,074,769
Nationstar Mortgage LLC/Nationstar Capital Corp., 7.875%, 10/01/20	2,475,000	2,468,813
Navient Corp., 4.875%, 06/17/19, MTN	2,600,000	2,574,000
Navient Corp., 5.000%, 10/26/20	2,010,000	1,969,800
Navient Corp., 5.500%, 01/15/19, MTN	1,190,000	1,213,348
NewStar Financial, Inc., 7.250%, 05/01/20(b)	2,630,000	2,699,037
Quicken Loans, Inc., 5.750%, 05/01/25(b)(f)	2,650,000	2,537,375
Walter Investment Management Corp., 7.875%, 12/15/21(f)	2,640,000	2,448,600

		61,425,859

Electric 2.5%
Dynegy, Inc., 5.875%, 06/01/23	1,495,000	1,461,363
Dynegy, Inc., 6.750%, 11/01/19(b)	3,845,000	4,000,722
Dynegy, Inc., 7.375%, 11/01/22(b)	2,415,000	2,529,712
Dynegy, Inc., 7.625%, 11/01/24(b)	1,605,000	1,697,288
GenOn Energy, Inc., 9.500%, 10/15/18	4,610,000	4,702,200
GenOn Energy, Inc., 9.875%, 10/15/20	1,010,000	1,027,675
NRG Energy, Inc., 6.250%, 05/01/24	4,855,000	4,818,587

		20,237,547

Engineering & Construction 0.6%
Aguila 3 SA, 7.875%, 01/31/18(b)	5,000,000	4,950,000

Entertainment 1.1%
Gibson Brands, Inc., 8.875%, 08/01/18(b)	2,647,000	2,673,470
Greektown Holdings LLC/Greektown Mothership Corp., 8.875%, 03/15/19(b)(f)	3,975,000	4,173,750
WMG Acquisition Corp., 5.625%, 04/15/22(b)	2,378,000	2,383,945

		9,231,165

Food 2.2%
JBS USA LLC/JBS USA Finance, Inc., 5.750%, 06/15/25(b)	2,200,000	2,174,590
Pilgrim’s Pride Corp., 5.750%, 03/15/25(b)	2,015,000	2,035,150
Post Holdings, Inc., 6.750%, 12/01/21(b)	6,105,000	6,105,000
Post Holdings, Inc., 7.375%, 02/15/22	5,125,000	5,214,688
SUPERVALU, Inc., 7.750%, 11/15/22	2,265,000	2,376,834

		17,906,262

Forest Products & Paper 0.4%
Resolute Forest Products, Inc., 5.875%, 05/15/23	3,984,000	3,625,440

Gas 1.1%
Altice US Finance SA, 7.750%, 07/15/25(b)	6,975,000	6,696,000
NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	2,087,000	2,081,782

		8,777,782

Healthcare - Products 0.6%
Hologic, Inc., 5.250%, 07/15/22(b)	787,000	803,724
Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	1,355,000	1,446,490
Teleflex, Inc., 5.250%, 06/15/24	2,248,000	2,276,549

		4,526,763

Healthcare - Services 3.8%
21st Century Oncology, Inc., 11.000%, 05/01/23(b)(f)	1,835,000	1,812,062
HCA Holdings, Inc., 6.250%, 02/15/21	4,230,000	4,557,825
HCA, Inc., 6.500%, 02/15/20	1,215,000	1,357,763
MedImpact Holdings, Inc., 10.500%, 02/01/18(b)	4,240,000	4,468,112
Tenet Healthcare Corp., 6.000%, 10/01/20	4,305,000	4,590,206
Tenet Healthcare Corp., 6.750%, 06/15/23(b)	4,820,000	4,916,400
Tenet Healthcare Corp., 8.125%, 04/01/22	7,230,000	7,906,005
WellCare Health Plans, Inc., 5.750%, 11/15/20	1,280,000	1,331,200

		30,939,573

See Notes to Schedules of Portfolio Investments.

Holding Companies-Diversified 0.3%
Argos Merger Sub, Inc., 7.125%, 03/15/23(b)(f)	2,695,000	2,823,013

Home Builders 1.4%
DR Horton, Inc., 4.000%, 02/15/20	3,345,000	3,327,271
K Hovnanian Enterprises, Inc., 8.000%, 11/01/19(b)	2,310,000	2,136,750
Shea Homes LP/Shea Homes Funding Corp., 5.875%, 04/01/23(b)	1,665,000	1,685,812
Shea Homes LP/Shea Homes Funding Corp., 6.125%, 04/01/25(b)	1,665,000	1,677,488
Standard Pacific Corp., 5.875%, 11/15/24	2,200,000	2,266,000

		11,093,321

Household Products/Wares 0.3%
Century Intermediate Holding Co. 2, PIK, 9.750%, 02/15/19(b)	863,000	897,520
Spectrum Brands, Inc., 5.750%, 07/15/25(b)	1,325,000	1,344,875

		2,242,395

Insurance 0.4%
Assured Guaranty Municipal Holdings, Inc., 6.400%, 12/15/66(a)(b)	2,710,000	2,208,650
Assured Guaranty US Holdings, Inc., Series A, 6.400%, 12/15/66(a)(f)	1,825,000	1,441,750

		3,650,400

Internet 1.1%
Blue Coat Holdings, Inc., 8.375%, 06/01/23(b)(f)	2,500,000	2,543,750
j2 Global, Inc., 8.000%, 08/01/20	1,845,000	1,992,600
Zayo Group LLC/Zayo Capital, Inc., 6.000%, 04/01/23(b)	4,095,000	4,044,632

		8,580,982

Iron/Steel 0.3%
ArcelorMittal, 5.125%, 06/01/20(f)	1,300,000	1,317,875
ArcelorMittal, 6.125%, 06/01/25	1,300,000	1,295,938

		2,613,813

Leisure Time 0.9%
LTF Merger Sub, Inc., 8.500%, 06/15/23(b)(f)	2,720,000	2,624,800
NCL Corp. Ltd., 5.250%, 11/15/19(b)	1,175,000	1,202,906
Viking Cruises Ltd., 8.500%, 10/15/22(b)	2,860,000	3,174,600

		7,002,306

Lodging 1.0%
Boyd Gaming Corp., 6.875%, 05/15/23	2,585,000	2,649,625
Caesars Entertainment Resort Properties LLC, 8.000%, 10/01/20	2,125,000	2,001,495
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(b)(k)	3,240,000	3,094,200

		7,745,320

Media 6.5%
Block Communications, Inc., 7.250%, 02/01/20(b)	2,690,000	2,743,800
Cable One, Inc., 5.750%, 06/15/22(b)	2,595,000	2,627,437
CCO Holdings LLC/Cap Corp., 5.750%, 09/01/23	2,465,000	2,469,622
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21(b)	2,400,000	2,179,500
DISH DBS Corp., 5.125%, 05/01/20	1,910,000	1,931,488
DISH DBS Corp., 5.875%, 07/15/22(k)	7,435,000	7,286,300
DISH DBS Corp., 6.750%, 06/01/21	1,410,000	1,469,925
iHeartCommunications, Inc., 9.000%, 03/01/21	2,145,000	1,941,225
iHeartCommunications, Inc., 10.625%, 03/15/23(b)	2,340,000	2,217,150
iHeartCommunications, Inc., PIK, 14.000%, 02/01/21(f)(l)	1,129,000	801,590
Lee Enterprises, Inc., 9.500%, 03/15/22(b)	1,375,000	1,399,063
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21	825,000	907,500
MHGE Parent LLC/MHGE Parent Finance, Inc., 8.500%, 08/01/19(b)	3,100,000	3,123,250

See Notes to Schedules of Portfolio Investments.

Numericable-SFR, 6.000%, 05/15/22(b)	3,300,000	3,252,562
Numericable-SFR, 6.250%, 05/15/24(b)	2,450,000	2,410,188
Sinclair Television Group, Inc., 5.625%, 08/01/24(b)	2,615,000	2,556,162
Sirius XM Radio, Inc., 6.000%, 07/15/24(b)	2,530,000	2,555,300
Townsquare Media, Inc., 6.500%, 04/01/23(b)	2,112,000	2,090,880
Tribune Media Co., 5.875%, 07/15/22(b)	654,000	658,905
Univision Communications, Inc., 6.750%, 09/15/22(b)	2,784,000	2,944,080
VTR Finance BV, 6.875%, 01/15/24(b)	3,000,000	3,065,550
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.250%, 07/15/19	2,410,000	2,572,675

		53,204,152

Metal Fabricate/Hardware 0.3%
JMC Steel Group, Inc., 8.250%, 03/15/18(b)	3,115,000	2,850,225

Mining 2.0%
First Quantum Minerals Ltd., 6.750%, 02/15/20(b)(f)	2,771,000	2,680,942
First Quantum Minerals Ltd., 7.000%, 02/15/21(b)	2,587,000	2,473,819
FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19(b)(f)	3,760,000	3,172,500
FMG Resources August 2006 Pty Ltd., 9.750%, 03/01/22(b)	2,090,000	2,157,925
Imperial Metals Corp., 7.000%, 03/15/19(b)(f)	5,860,000	5,669,550

		16,154,736

Miscellaneous Manufacturer 0.8%
Bombardier, Inc., 7.500%, 03/15/25(b)	5,295,000	4,805,213
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.750%, 05/01/22(b)	1,735,000	1,769,700

		6,574,913

Oil & Gas 8.4%
Antero Resources Corp., 5.125%, 12/01/22	4,220,000	3,987,900
Antero Resources Corp., 6.000%, 12/01/20	930,000	934,650
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp., 9.250%, 08/15/21	2,077,000	1,557,750
CHC Helicopter SA, 9.25%, 10/15/20(f)	3,807,000	2,769,592
Chesapeake Energy Corp., 6.875%, 11/15/20	4,175,000	4,070,625
Citgo Holding, Inc., 10.750%, 02/15/20(b)	2,080,000	2,126,800
CITGO Petroleum Corp., 6.250%, 08/15/22(b)	2,655,000	2,608,537
Eclipse Resources Corp., 8.875%, 07/15/23(b)(d)	2,240,000	2,169,552
EP Energy LLC/Everest Acquisition Finance, Inc., 7.750%, 09/01/22	2,721,000	2,857,050
EP Energy LLC/Everest Acquisition Finance, Inc., 9.375%, 05/01/20	835,000	892,365
EXCO Resources, Inc., 7.500%, 09/15/18(f)	2,915,000	1,851,025
Halcon Resources Corp., 8.625%, 02/01/20(b)(f)	4,090,000	4,038,875
Halcon Resources Corp., 8.875%, 05/15/21(f)	3,057,000	2,009,978
Halcon Resources Corp., 9.750%, 07/15/20(f)	3,437,000	2,311,382
Hilcorp Energy I LP/Hilcorp Finance Co., 5.000%, 12/01/24(b)	4,285,000	4,018,044
KCA Deutag UK Finance PLC, 7.250%, 05/15/21(b)	2,820,000	2,340,600
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	4,475,000	3,670,440
MEG Energy Corp., 6.375%, 01/30/23(b)	1,116,000	1,032,300
Offshore Drilling Holding SA, 8.625%, 09/20/20(b)	2,380,000	2,130,100
Petrobras Global Finance BV, 7.875%, 03/15/19	2,000,000	2,124,420
Precision Drilling Corp., 5.250%, 11/15/24	2,285,000	1,987,950
Rice Energy, Inc., 6.250%, 05/01/22(f)	3,575,000	3,548,187
SandRidge Energy, Inc., 8.750%, 06/01/20(b)(f)	1,735,000	1,574,513
Seven Generations Energy Ltd., 6.750%, 05/01/23(b)	2,111,000	2,105,723
United Refining Co., 10.500%, 02/28/18(k)	5,038,000	5,289,900
Whiting Petroleum Corp., 6.250%, 04/01/23(b)	4,150,000	4,118,875

		68,127,133

Oil & Gas Services 0.7%
FTS International, Inc., 7.783%, 06/15/20(a)(b)	2,095,000	2,084,709
Hornbeck Offshore Services, Inc., 5.000%, 03/01/21	4,575,000	3,934,500

		6,019,209

See Notes to Schedules of Portfolio Investments.

Pharmaceuticals 4.0%
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.000%, 07/15/23(b)(d)	1,700,000	1,738,250
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.000%, 02/01/25(b)	3,615,000	3,673,744
Grifols Worldwide Operations Ltd., 5.250%, 04/01/22	3,230,000	3,238,075
Valeant Pharmaceuticals International, Inc., 5.500%, 03/01/23(b)	3,765,000	3,802,650
Valeant Pharmaceuticals International, Inc., 6.750%, 08/15/18(b)	2,160,000	2,265,300
Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21(b)	2,165,000	2,330,081
VRX Escrow Corp., 5.375%, 03/15/20(b)	5,005,000	5,167,662
VRX Escrow Corp., 5.875%, 05/15/23(b)	5,145,000	5,273,625
VRX Escrow Corp., 6.125%, 04/15/25(b)	5,005,000	5,148,894

		32,638,281

Pipelines 3.7%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22	4,075,000	4,156,500
Energy Transfer Equity LP, 5.875%, 01/15/24	2,225,000	2,307,325
Energy Transfer Equity LP, 7.500%, 10/15/20	2,875,000	3,241,562
Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	9,605,000	9,797,100
Sabine Pass Liquefaction LLC, 5.625%, 04/15/23	3,600,000	3,587,616
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 05/01/23	2,050,000	2,029,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/19(b)	2,234,000	2,317,775
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	1,475,000	1,537,688
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/22(b)	1,128,000	1,167,480

		30,142,546

Real Estate 0.7%
Howard Hughes Corp., 6.875%, 10/01/21(b)	5,770,000	6,116,200

Real Estate Investment Trust 0.4%
iStar Financial, Inc., 5.000%, 07/01/19	3,325,000	3,279,281

Retail 5.3%
1011778 BC ULC/New Red Finance, Inc., 6.000%, 04/01/22(b)	2,100,000	2,157,750
Family Tree Escrow LLC, 5.750%, 03/01/23(b)	3,280,000	3,427,600
Guitar Center, Inc., 6.500%, 04/15/19(b)(f)	4,300,000	3,934,500
JC Penney Corp., Inc., 5.650%, 06/01/20	940,000	848,350
JC Penney Corp., Inc., 6.375%, 10/15/36	4,592,000	3,398,080
Jo-Ann Stores LLC, 8.125%, 03/15/19(b)	2,100,000	1,976,625
Landry’s Holdings II, Inc., 10.250%, 01/01/18(b)	720,000	747,000
Limited Brands, Inc., 6.625%, 04/01/21	7,715,000	8,481,717
Rite Aid Corp., 6.125%, 04/01/23(b)	3,700,000	3,811,000
Rite Aid Corp., 6.750%, 06/15/21(f)	2,515,000	2,640,750
Sears Holdings Corp., 6.625%, 10/15/18(f)	10,045,000	9,592,975
Toys R Us Property Co. II LLC, 8.500%, 12/01/17(f)	1,886,000	1,894,298

		42,910,645

Semiconductors 0.8%
Micron Technology, Inc., 5.250%, 08/01/23(b)	2,065,000	1,979,819
Micron Technology, Inc., 5.625%, 01/15/26(b)	1,320,000	1,219,350
Micron Technology, Inc., 5.875%, 02/15/22	2,920,000	2,971,100

		6,170,269

Software 1.1%
First Data Corp., 12.625%, 01/15/21	7,600,000	8,778,000

Telecommunication Services 10.8%
Altice Financing SA, 6.500%, 01/15/22(b)	1,030,000	1,030,000
Altice Financing SA, 6.625%, 02/15/23(b)	2,205,000	2,189,124
Altice Finco SA, 7.625%, 02/15/25(b)(f)	2,060,000	1,977,600
Altice US Finance II Corp., 7.750%, 07/15/25(b)(f)	4,825,000	4,680,250
Avaya, Inc., 7.000%, 04/01/19(b)	1,985,000	1,940,338
Avaya, Inc., 9.000%, 04/01/19(b)(f)	2,130,000	2,172,600

See Notes to Schedules of Portfolio Investments.

B Communications Ltd., 7.375%, 02/15/21(b)	3,975,000	4,263,187
DigitalGlobe, Inc., 5.250%, 02/01/21(b)	2,550,000	2,495,813
Intelsat Luxembourg SA, 7.750%, 06/01/21	9,034,000	7,543,390
Level 3 Financing, Inc., 6.125%, 01/15/21	6,895,000	7,230,786
Level 3 Financing, Inc., 8.625%, 07/15/20	3,855,000	4,119,838
NII International Telecom SCA, 7.875%, 08/15/19(b)(c)	4,815,000	4,237,200
Nortel Networks Ltd., 10.750%, 07/15/16(c)(k)	2,385,000	2,164,388
Sprint Capital Corp., 6.875%, 11/15/28	14,848,000	12,769,280
Sprint Capital Corp., 8.750%, 03/15/32	1,605,000	1,560,863
Sprint Corp., 7.875%, 09/15/23	1,970,000	1,921,341
T-Mobile USA, Inc., 6.125%, 01/15/22	1,960,000	2,023,700
T-Mobile USA, Inc., 6.633%, 04/28/21	3,890,000	4,035,875
Trilogy International Partners LLC/Trilogy International Finance, Inc., 10.250%, 08/15/16(b)(k)	8,260,000	8,172,237
ViaSat, Inc., 6.875%, 06/15/20	3,945,000	4,161,975
Wind Acquisition Finance SA, 7.375%, 04/23/21(b)	6,925,000	7,002,906

		87,692,691

Transportation 0.6%
Eletson Holdings, 9.625%, 01/15/22(b)	2,560,000	2,496,000
Florida East Coast Holdings Corp., 6.750%, 05/01/19(b)	2,270,000	2,275,675

		4,771,675

Trucking & Leasing 0.1%
Flexi-Van Leasing, Inc., 7.875%, 08/15/18(b)	835,000	847,525

Total Corporate Bonds (Cost $695,933,565)		681,415,960

Convertible Preferred Stocks 0.3%
Telecommunication Services 0.3%
Intelsat SA, Series A, 5.750%, 05/01/16	23,470	673,120
T-Mobile US, Inc., 5.500%, 12/15/17	24,485	1,652,737

Total Convertible Preferred Stocks (Cost $2,306,167)		2,325,857

Municipal Bonds 0.5%
Puerto Rico 0.5%
Commonwealth of Puerto Rico, Series A, GO, 8.000%, 07/01/35	4,865,000	3,296,086
Puerto Rico Sales Tax Financing Corp., Series A, RB, 6.500%, 08/01/44	2,165,000	1,112,789

Total Municipal Bonds (Cost $6,186,164)		4,408,875

Preferred Stock 0.4%
Banks 0.4%
GMAC Capital Trust I, Series 2, 8.125%(a)	121,110	3,146,438

Total Preferred Stock (Cost $3,027,750)		3,146,438

Common Stocks 1.6%
Auto Manufacturers 0.9%
General Motors Co.	228,862	7,627,970

Energy-Alternate Sources 0.1%
Aventine Renewable Energy Holdings, Inc.*(h)	52,974	662,175

Telecommunication Services 0.6%
NII Holding, Inc.*	284,456	4,800,195

Total Common Stocks (Cost $17,140,748)		13,090,340

See Notes to Schedules of Portfolio Investments.

Money Market Funds 16.7%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(m)	64,847,875	64,847,875
State Street Institutional US Government Money Market Fund, Institutional Class, 0.00%(m)(n)	70,676,095	70,676,095

Total Money Market Funds (Cost $135,523,970)		135,523,970

Total Investments (Cost $903,212,490) — 108.2%		880,767,107
Liabilities in Excess of Other Assets — (8.2)%		(66,613,553)

Net Assets — 100.0%		$814,153,554

*	Non-income producing security.
(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2015.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 48.0% of net assets as of June 30, 2015.
(c)	Security is in default.
(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(e)	The security has not settled as of June 30, 2015 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.
(f)	The security or a partial position of the security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015 was $72,937,782.
(g)	Less than 0.05% of Net Assets.
(h)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(i)	Valued at fair value using procedures approved by the Board of Trustees (See Note 2(a)). Fair valued securities held by the Fund represent 0% of net assets as of June 30, 2015.
(j)	Perpetual maturity.
(k)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(l)	Rate shown is 12.000% Cash and 2.000% PIK.
(m)	Rate disclosed, the 7 day net yield, is as of June 30, 2015.
(n)	Purchased with cash collateral held from securities lending. The total value of the collateral held by the Fund was $75,996,595. The total value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,320,500. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015 (See Note 2(i)).

Investment Abbreviations

GO	– General Obligation
MTN	– Medium Term Note
PIK	– Payment in-kind
RB	– Revenue Bond
ULC	– Unlimited Liability Company

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2015

(Unaudited)

Intermediate Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 6.1%
Credit Card 5.5%
BA Credit Card Trust, Series 2015-A1, Cl A, 0.516%, 06/15/20(a)	2,660,000	2,662,125
Barclays Dryrock Issuance Trust, Series 2014-3, Cl A, 2.410%, 07/15/22	2,920,000	2,973,357
Cabela’s Credit Card Master Note Trust, Series 2015-1A, Cl A1, 2.260%, 03/15/23	1,270,000	1,279,359
Capital One Multi-Asset Execution Trust, Series 2015-A1, Cl A, 1.390%, 01/15/21	2,494,000	2,488,177
Citibank Credit Card Issuance Trust, Series 2014-A6, Cl A6, 2.150%, 07/15/21	2,900,000	2,931,346

		12,334,364

Other 0.6%
DB Master Finance LLC, Series 2015-1A, Cl A2II, 3.980%, 02/20/45(b)	1,431,413	1,425,642

Total Asset-Backed Securities (Cost $13,678,784)		13,760,006

Collateralized Mortgage Obligations 4.2%
Commercial Mortgage Backed Securities 4.2%
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C2, Cl A2, 3.616%, 11/15/43(b)	1,310,000	1,367,944

Madison Avenue Trust
Series 2013-650M, Cl B, 4.169%, 10/12/32(a)(b)	1,815,000	1,912,767

Morgan Stanley Capital I Trust
Series 2014-CPT, Cl A, 3.350%, 07/13/29(b)	2,430,000	2,496,674

VNDO Mortgage Trust
Series 2013-PENN, Cl B, 4.079%, 12/13/29(a)(b)	1,125,000	1,180,201

WFRBS Commercial Mortgage Trust
Series 2012-C9, Cl A2, 1.829%, 11/15/45	1,569,000	1,580,057
Series 2013-C13, Cl A2, 1.964%, 05/15/45	845,000	850,993

		2,431,050

Total Collateralized Mortgage Obligations (Cost $9,467,465)		9,388,636

Corporate Bonds 25.9%
Aerospace/Defense 0.7%
Harris Corp., 3.832%, 04/27/25	1,067,000	1,037,200
L-3 Communications Corp., 3.950%, 05/28/24	602,000	585,176

		1,622,376

Agriculture 0.3%
Japan Tobacco, Inc., 2.100%, 07/23/18(b)	694,000	700,228

Airlines 0.9%
American Airlines Pass Through Trust, Series 2013-2, 4.950%, 07/15/24	1,144,799	1,216,349
United Airlines Pass Through Trust, Series 2014-1, Cl A, 4.000%, 10/11/27	882,000	890,820

		2,107,169

Auto Manufacturers 1.5%
Daimler Finance North America LLC, 2.250%, 03/02/20(b)	488,000	482,093
Ford Motor Credit Co. LLC, 2.145%, 01/09/18	237,000	237,976
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	549,000	590,223

See Notes to Schedules of Portfolio Investments.

General Motors Co., 4.000%, 04/01/25	1,472,000	1,444,965
Harley-Davidson Financial Services, Inc., 2.150%, 02/26/20(b)	235,000	233,080
Volkswagen International Finance, 2.375%, 03/22/17(b)	361,000	367,334

		3,355,671

Auto Parts & Equipment 0.1%
Delphi Corp., 4.150%, 03/15/24	308,000	318,387

Banks 5.7%
Bank of America Corp., 1.700%, 08/25/17, MTN	514,000	514,591
Bank of America Corp., 4.250%, 10/22/26, MTN	382,000	374,208
Bank of America Corp., Series L, 2.600%, 01/15/19	560,000	566,098
Bank of America NA, 1.750%, 06/05/18	512,000	510,899
Citigroup, Inc., 2.500%, 09/26/18	877,000	886,877
Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/20(b)	388,000	383,132
Credit Suisse Group Funding Guernsey Ltd., 3.750%, 03/26/25(b)	503,000	484,225
Discover Bank, 3.100%, 06/04/20	763,000	762,241
Goldman Sachs Group, Inc.(The), 2.550%, 10/23/19	320,000	320,750
Goldman Sachs Group, Inc.(The), 2.625%, 01/31/19	440,000	445,445
Huntington National Bank(The), 1.300%, 11/20/16	962,000	960,432
ING Bank NV, 1.800%, 03/16/18(b)	422,000	422,262
JPMorgan Chase & Co., 2.250%, 01/23/20	693,000	681,000
KeyBank NA, 1.650%, 02/01/18	731,000	731,530
Lloyds Bank PLC, 1.750%, 05/14/18	465,000	464,533
Morgan Stanley, 2.650%, 01/27/20	951,000	949,303
Morgan Stanley, 3.950%, 04/23/27	903,000	851,428
UBS AG, 2.375%, 08/14/19, MTN	867,000	866,932
US Bancorp, 3.600%, 09/11/24, MTN	836,000	840,408
US Bank NA, 1.100%, 01/30/17	760,000	761,734

		12,778,028

Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc., 2.500%, 07/15/22	319,000	306,775
SABMiller Holdings, Inc., 2.450%, 01/15/17(b)	650,000	660,165

		966,940

Biotechnology 0.2%
Gilead Sciences, Inc., 3.500%, 02/01/25	545,000	545,794

Commercial Services 0.2%
ERAC USA Finance LLC, 2.750%, 03/15/17(b)	307,000	314,483
ERAC USA Finance LLC, 3.850%, 11/15/24(b)	221,000	221,818

		536,301

Computers 0.5%
Apple, Inc., 2.850%, 05/06/21	643,000	652,451
IBM Corp., 1.250%, 02/06/17	420,000	423,234

		1,075,685

Diversified Financial Services 1.0%
American Express Credit Corp., 2.375%, 03/24/17, MTN	239,000	243,928
General Electric Capital Corp., 3.450%, 05/15/24, MTN	352,000	356,678
Lazard Group LLC, 3.750%, 02/13/25	943,000	897,401
MassMutual Global Funding LLC, 2.000%, 04/05/17(b)	332,000	336,354
TD Ameritrade Holding Corp., 2.950%, 04/01/22	305,000	302,410

		2,136,771

Electric 0.2%
Dominion Resources, Inc., 1.950%, 08/15/16	182,000	183,407
Exelon Generation Co. LLC, 6.200%, 10/01/17	178,000	194,612

		378,019

See Notes to Schedules of Portfolio Investments.

Electronics 0.2%
Thermo Fisher Scientific, Inc., 4.150%, 02/01/24	341,000	347,462

Healthcare - Products 0.7%
Becton Dickinson and Co., 3.734%, 12/15/24	680,000	677,713
Medtronic, Inc., 3.500%, 03/15/25(b)	876,000	873,010

		1,550,723

Healthcare - Services 0.1%
Howard Hughes Medical Institute, 3.500%, 09/01/23	281,000	289,414

Insurance 0.6%
American International Group, Inc., 5.850%, 01/16/18, MTN	539,000	594,240
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(b)	119,000	126,811
Nationwide Financial Services, Inc., 5.375%, 03/25/21(b)	369,000	404,944
Reinsurance Group of America, Inc., 4.700%, 09/15/23, MTN	211,000	223,922

		1,349,917

Media 0.7%
Comcast Corp., 3.375%, 02/15/25	1,529,000	1,512,069
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.950%, 01/15/25	146,000	143,141

		1,655,210

Mining 2.0%
Barrick(PD) Australia Finance Property Ltd., 4.950%, 01/15/20	199,000	213,467
Barrick Gold Corp., 3.850%, 04/01/22	1,135,000	1,100,083
Barrick Gold Corp., 4.100%, 05/01/23	554,000	539,803
BHP Billiton Finance USA Ltd., 3.850%, 09/30/23	669,000	686,974
Newmont Mining Corp., 3.500%, 03/15/22	2,039,000	1,945,901

		4,486,228

Miscellaneous Manufacturer 0.3%
3M Co., 1.375%, 09/29/16	188,000	189,541
General Electric Co., 2.700%, 10/09/22	259,000	253,189
General Electric Co., 5.250%, 12/06/17	157,000	171,019

		613,749

Oil & Gas 1.6%
BP Capital Markets PLC, 2.248%, 11/01/16	251,000	254,747
Ensco PLC, 4.500%, 10/01/24(c)	349,000	333,420
Exxon Mobil Corp., 1.912%, 03/06/20	486,000	483,097
Marathon Petroleum Corp., 3.625%, 09/15/24	1,195,000	1,173,260
Shell International Finance BV, 3.250%, 05/11/25	692,000	685,273
Woodside Finance Ltd., 3.650%, 03/05/25(b)	398,000	382,228
Woodside Finance Ltd., 4.600%, 05/10/21(b)	334,000	357,792

		3,669,817

Oil & Gas Services 0.2%
FMC Technologies, Inc., 3.450%, 10/01/22	109,000	105,052
Schlumberger Investment SA, 3.300%, 09/14/21(b)	226,000	232,614

		337,666

Pharmaceuticals 0.7%
AbbVie, Inc., 3.600%, 05/14/25	536,000	529,780
Actavis Funding SCS, 3.800%, 03/15/25	597,000	586,446
Express Scripts Holding Co., 2.650%, 02/15/17	222,000	225,977
Novartis Securities Investment Ltd., 5.125%, 02/10/19	134,000	149,059

		1,491,262

Pipelines 1.8%
Boardwalk Pipelines LP, 4.950%, 12/15/24	128,000	125,525
Columbia Pipeline Group, Inc., 4.500%, 06/01/25(b)	830,000	816,508

See Notes to Schedules of Portfolio Investments.

Energy Transfer Partners LP, 4.900%, 02/01/24	63,000	64,071
EnLink Midstream Partners LP, 4.150%, 06/01/25	572,000	556,928
EnLink Midstream Partners LP, 4.400%, 04/01/24	62,000	62,167
Enterprise Products Operating LLC, 3.350%, 03/15/23	568,000	554,722
Phillips 66 Partners LP, 3.605%, 02/15/25	280,000	263,511
Spectra Energy Partners LP, 2.950%, 09/25/18	619,000	633,066
Western Gas Partners LP, 3.950%, 06/01/25	542,000	521,249
Williams Partners LP/ACMP Finance Corp., 4.875%, 05/15/23	374,000	368,917

		3,966,664

Real Estate Investment Trust 0.6%
American Tower Corp., 3.500%, 01/31/23	207,000	198,836
American Tower Corp., 5.000%, 02/15/24	539,000	569,799
Digital Realty Trust LP, 3.950%, 07/01/22	566,000	564,826

		1,333,461

Retail 0.4%
Home Depot, Inc.(The), 2.625%, 06/01/22	342,000	336,362
Wal-Mart Stores, Inc., 1.125%, 04/11/18	667,000	664,452

		1,000,814

Semiconductors 0.8%
Analog Devices, Inc., 3.000%, 04/15/16	360,000	365,105
Intel Corp., 1.950%, 10/01/16	218,000	220,308
TSMC Global Ltd., 1.625%, 04/03/18(b)	1,304,000	1,289,081

		1,874,494

Software 1.0%
Oracle Corp., 1.200%, 10/15/17	195,000	195,001
Oracle Corp., 2.375%, 01/15/19	199,000	201,958
Oracle Corp., 2.950%, 05/15/25	1,839,000	1,769,890

		2,166,849

Telecommunication Services 2.0%
AT&T, Inc., 2.375%, 11/27/18	424,000	427,711
AT&T, Inc., 3.400%, 05/15/25	629,000	599,882
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	588,000	577,406
Cisco Systems, Inc., 2.125%, 03/01/19	366,000	368,545
Cisco Systems, Inc., 5.500%, 02/22/16	298,000	307,173
Crown Castle Towers LLC, 3.222%, 05/15/22(b)	695,000	683,950
Verizon Communications, Inc., 5.150%, 09/15/23	1,356,000	1,484,604

		4,449,271

Transportation 0.5%
Burlington Northern Santa Fe LLC, 3.400%, 09/01/24	1,045,000	1,037,535

Total Corporate Bonds (Cost $57,836,841)		58,141,905

U.S. Government Agency Mortgages 3.8%
Federal National Mortgage Association
Pool #AM9124, 2.240%, 12/01/20	1,047,747	1,041,207
Pool #AM7670, 2.850%, 01/01/25	1,060,198	1,062,434
Pool #AM7583, 2.860%, 01/01/25	1,049,984	1,061,451
Pool #AM7772, 2.890%, 01/01/25	875,000	873,342
Pool #AM7820, 3.110%, 01/01/25	930,000	943,381
Pool #AM8024, 2.510%, 02/01/25	830,290	820,810
Pool #AM8051, 2.680%, 02/01/25	1,450,000	1,414,132
Pool #AM7981, 2.980%, 02/01/25	745,931	749,899
Pool #AM8239, 2.870%, 04/01/25	507,000	497,807

Total U.S. Government Agency Mortgages (Cost $8,608,970)		8,464,463

See Notes to Schedules of Portfolio Investments.

U.S. Treasury Obligations 55.9%
U.S. Treasury Notes 55.9%
0.875%, 02/28/17(d)	38,493,000	38,700,516
0.625%, 09/30/17	27,173,000	27,092,323
1.500%, 01/31/19	24,938,000	25,165,958
1.500%, 10/31/19	26,277,000	26,291,374
2.125%, 05/15/25	8,383,000	8,231,058

Total U.S. Treasury Obligations (Cost $124,779,966)		125,481,229

Foreign Government Bonds 1.2%
Sovereign 1.2%
Brazilian Government International Bond, 4.250%, 01/07/25(c)	923,000	891,157
Indonesia Government International Bond, 3.375%, 04/15/23(b)	1,125,000	1,060,312
Mexico Government International Bond, 3.600%, 01/30/25	300,000	295,800
Turkey Government International Bond, 7.375%, 02/05/25	392,000	470,400

Total Foreign Government Bonds (Cost $2,710,315)		2,717,669

Money Market Funds 3.6%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(e)	6,658,682	6,658,682
State Street Institutional US Government Money Market Fund, Institutional Class, 0.00%(e)(f)	1,267,638	1,267,638

Total Money Market Funds (Cost $7,926,320)		7,926,320

Total Investments (Cost $225,008,661) — 100.7%		225,880,228
Liabilities in Excess of Other Assets —(0.7)%		(1,474,334)

Net Assets — 100.0%		$224,405,894

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2015.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 8.6% of net assets as of June 30, 2015.
(c)	The security or a partial position of the security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015 was $1,247,264.
(d)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(e)	Rate disclosed, the 7 day net yield, is as of June 30, 2015.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015 (See Note 2(i)).

Investment Abbreviation

MTN	– Medium Term Note

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2015

(Unaudited)

Investment Grade Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 90.7%
Alabama 3.7%
Baldwin County Board of Education, RB, 5.000%, 06/01/31	6,650,000	7,587,584
Baldwin County Board of Education, RB, 5.000%, 06/01/32	1,000,000	1,136,650
Birmingham, Series A, GO, 0.000%, 03/01/27(a)	2,500,000	2,570,400
Birmingham, Series A, GO, 0.000%, 03/01/37(a)	3,000,000	2,966,640
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, AGC(b)	9,000,000	10,277,370

		24,538,644

Alaska 7.2%
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 5.500%, 09/01/23, AGC(b)	18,000,000	20,698,740
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Pre-refunded 09/01/2019 @ 100, AGC	9,850,000	11,707,808
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, AGC	5,650,000	6,616,941
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/32, AGC	7,250,000	8,617,423

		47,640,912

Arizona 1.3%
Salt River Project Agricultural Improvement & Power District, Series A, RB, 5.000%, 12/01/36	7,500,000	8,598,300

California 14.6%
California Health Facilities Financing Authority, Series C, RB, 6.250%, 10/01/24	3,500,000	4,085,305
California Health Facilities Financing Authority, Series C, RB, 6.500%, 10/01/38(b)	5,400,000	6,340,410
California State, GO, 5.000%, 03/01/24	3,055,000	3,682,161
California State, GO, 5.000%, 03/01/45	3,000,000	3,345,450
California State, GO, 6.500%, 04/01/33(b)	24,500,000	29,141,035
Los Angeles California Wastewater System, Series A, RB, 5.750%, 06/01/34	5,000,000	5,781,250
Los Angeles County Regional Financing Authority, Series B-2, RB, 3.000%, 11/15/20, CA MTG INS	1,500,000	1,514,730
Port of Los Angeles, Series B, RB, 5.000%, 08/01/30	1,285,000	1,492,476
Port of Los Angeles, Series B, RB, 5.000%, 08/01/36	1,985,000	2,258,017
San Francisco City & County Airports Commission, AMT, RB, 5.750%, 05/01/24, AGM	5,000,000	5,568,700
San Mateo County Community College District, GO, 5.000%, 09/01/33	2,500,000	2,895,950
Santa Clara Valley Transportation Authority, Series A, RB, 5.000%, 04/01/31	1,000,000	1,167,980
Santa Clara Valley Transportation Authority, Series A, RB, 5.000%, 04/01/33	3,000,000	3,473,700
Santa Clara Valley Transportation Authority, Series A, RB, 5.000%, 04/01/34	2,500,000	2,883,375
Santa Clara Valley Transportation Authority, Series A, RB, 5.000%, 04/01/35	2,000,000	2,299,460
University of California, Series O, RB, 5.750%, 05/15/27	3,000,000	3,513,150
University of California, Series O, RB, 5.750%, 05/15/28(b)	10,000,000	11,710,500
University of California, Series O, RB, 5.750%, 05/15/29(b)	5,095,000	5,966,500

		97,120,149

District of Columbia 1.4%
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30(b)	8,000,000	9,269,760

See Notes to Schedules of Portfolio Investments.

Florida 5.6%
Florida State, Series D, GO, 5.000%, 06/01/18	7,000,000	7,805,000
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.000%, 07/01/23	2,000,000	2,265,580
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.125%, 07/01/25	3,000,000	3,398,910
Miami-Dade County School Board Foundation, Inc., Series A, COP, 5.000%, 05/01/25	6,000,000	7,017,360
Miami-Dade County School Board Foundation, Inc., Series A, COP, 5.000%, 05/01/28	5,000,000	5,657,950
Mid-Bay Bridge Authority, Series A, RB, 5.000%, 10/01/40	1,000,000	1,061,740
Orange County School Board, Series C, COP, 5.000%, 08/01/31	5,000,000	5,728,700
Orlando FL Contract Tourist DE, Series A, RB, 5.250%, 11/01/34	3,785,000	4,346,543

		37,281,783

Georgia 2.3%
Gwinnett County School District, GO, 5.000%, 02/01/35	11,000,000	12,860,430
Private Colleges & Universities Authority, RB, 5.000%, 04/01/27	1,900,000	2,115,479

		14,975,909

Guam 0.2%
Guam Power Authority, Series A, RB, 5.000%, 10/01/28	1,000,000	1,102,460

Illinois 2.7%
Chicago IL O’ Hare International Airport Revenue, Series D, RB, 5.250%, 01/01/19, NATL-RE, AMT(b)	7,680,000	7,710,720
Chicago Public Building Commission, RB, 5.250%, 12/01/18, NATL-RE	2,625,000	2,800,376
Grundy Kendall & Will Counties Community School District No. 201, GO, 5.750%, 10/15/21, AGC	4,340,000	4,871,997
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38	2,000,000	2,322,520

		17,705,613

Kansas 4.8%
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38(b)	26,090,000	29,687,028
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, Series D, RB, 5.000%, 11/15/22	2,000,000	2,178,780

		31,865,808

Kentucky 1.1%
Kentucky Municipal Power Agency, Series A, RB, 5.000%, 09/01/30, NATL-RE	3,000,000	3,335,970
Kentucky Municipal Power Agency, Series A, RB, 5.000%, 09/01/42, NATL-RE	4,000,000	4,307,040

		7,643,010

Maryland 4.5%
Anne County Arundel, GO, 5.000%, 04/01/33	7,655,000	8,919,759
Anne County Arundel, GO, 5.000%, 04/01/33	2,185,000	2,546,006
Baltimore County, GO, 5.000%, 08/01/20	5,965,000	7,007,563
Maryland State, Series A, GO, 5.000%, 03/01/24	3,640,000	4,294,217
Maryland State, Series B, GO, 5.000%, 08/01/25	5,920,000	7,034,795

		29,802,340

Massachusetts 6.2%
Commonwealth of Massachusetts, GO, 4.000%, 05/01/40	5,000,000	5,023,200
Commonwealth of Massachusetts, Series A, GO, 5.000%, 04/01/25	5,520,000	6,468,833
Massachusetts State, Series C, GO, 5.000%, 07/01/40(c)	10,605,000	11,995,103
Massachusetts State, Series C, GO, 5.000%, 07/01/45(c)	8,535,000	9,584,634
Massachusetts State College Building Authority, Series B, RB, 5.000%, 05/01/34, ST INTERCEPT	4,045,000	4,584,724
Massachusetts State College Building Authority, Series B, RB, 5.000%, 05/01/39, ST INTERCEPT	3,250,000	3,633,338

		41,289,832

See Notes to Schedules of Portfolio Investments.

Michigan 2.3%
Michigan Finance Authority, RB, 5.000%, 07/01/21	14,000,000	15,479,660

Missouri 4.7%
Missouri Joint Municipal Electric Utility Commission, Series A, RB, 5.000%, 06/01/24	3,000,000	3,529,770
Missouri Joint Municipal Electric Utility Commission, Series A, RB, 5.000%, 12/01/24	1,435,000	1,695,625
Missouri Joint Municipal Electric Utility Commission, Series A, RB, 5.000%, 12/01/25	2,270,000	2,671,177
Missouri Joint Municipal Electric Utility Commission, Series A, RB, 5.000%, 12/01/29	2,500,000	2,843,375
Missouri Joint Municipal Electric Utility Commission, Series A, RB, 5.000%, 12/01/30	3,000,000	3,387,720
Missouri Joint Municipal Electric Utility Commission, Series A, RB, 5.000%, 12/01/31	2,500,000	2,809,700
Missouri State Board of Public Buildings, RB, 5.000%, 10/01/24	11,695,000	14,036,339

		30,973,706

New Jersey 2.2%
New Jersey State Transportation Trust Fund Authority, Series A, RB, 6.000%, 06/15/35, ST APPROP	5,305,000	6,157,938
New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, RB, 6.000%, 12/15/38	7,710,000	8,550,004

		14,707,942

New York 7.1%
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, BHAC	5,340,000	6,045,895
New York City Municipal Water Finance Authority, Water & Sewer System, Series A, RB, 5.750%, 06/15/40(b)	15,330,000	17,222,948
New York City Transitional Finance Authority, Building Aid, Series S-2, RB, 6.000%, 07/15/38, State Aid Withholding(b)	7,500,000	8,497,425
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, 5.000%, 02/01/28	5,000,000	5,520,950
New York State Dormitory Authority, Series A, RB, 5.000%, 03/15/28	2,500,000	2,939,200
Sales Tax Asset Receivable Corp., Series A, RB, 5.000%, 10/15/27	4,000,000	4,788,720
Sales Tax Asset Receivable Corp., Series A, RB, 5.000%, 10/15/30	1,750,000	2,056,723

		47,071,861

North Carolina 0.9%
North Carolina State, Series C, GO, 5.000%, 05/01/18	1,880,000	2,093,869
Raleigh NC Combined Enterprise System Revenue, Series B, RB, 5.000%, 12/01/23(c)	2,000,000	2,363,620
Raleigh NC Combined Enterprise System Revenue, Series B, RB, 5.000%, 12/01/25(c)	1,110,000	1,330,734

		5,788,223

Oregon 2.5%
Oregon State, Series F, GO, 5.000%, 05/01/39	1,250,000	1,428,325
Oregon State Department of Transportation, Series A, RB, 5.000%, 11/15/29	13,150,000	15,473,079

		16,901,404

Pennsylvania 3.3%
Pennsylvania Economic Development Financing Authority, RB, 5.000%, 07/01/21	7,500,000	8,200,650
Pennsylvania Economic Development Financing Authority, RB, 5.000%, 01/01/22	3,000,000	3,245,910
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB, 5.500%, 09/15/23, GO of University	6,750,000	7,713,563
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB, 5.500%, 09/15/24, GO of University	2,500,000	2,853,950

		22,014,073

Texas 7.9%
Arlington Higher Education Finance Corp., RB, 5.000%, 02/15/38, PSF-GTD	7,265,000	8,011,261
Central Texas Turnpike System, Series C, RB, 5.000%, 08/15/24	1,000,000	1,156,990
Central Texas Turnpike System, Series C, RB, 5.000%, 08/15/25	1,000,000	1,146,580
Dallas Community College District, GO, 5.000%, 02/15/24	5,850,000	6,406,978
Dallas Independent School District, GO, 6.375%, 02/15/34, PSF-GTD(b)	6,000,000	6,841,860
Humble Independent School District, Series A, GO, 5.500%, 02/15/19, PSF-GTD	3,530,000	4,054,629

See Notes to Schedules of Portfolio Investments.

Lower Colorado River Authority, RB, 5.000%, 05/15/40	1,500,000	1,641,825
Lubbock, GO, 5.000%, 02/15/29	4,400,000	5,087,016
Texas State, Series A, GO, 5.000%, 10/01/28	2,000,000	2,355,500
Texas State Public Finance Authority, Unemployment Comp., Series B, RB, 4.000%, 07/01/17	10,000,000	10,507,600
United Independent School District, GO, 5.000%, 08/15/44, PSF-GTD	5,000,000	5,585,500

		52,795,739

Virginia 2.0%
Fairfax County, Series B, GO, 5.000%, 10/01/26, State Aid Withholding	7,335,000	8,999,312
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/19	1,240,000	1,410,636
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/21	2,755,000	3,206,517

		13,616,465

Washington 2.2%
Energy Northwest, RB, 5.000%, 07/01/24, Pre-refunded 07/01/2018 @ 100	965,000	1,077,384
Energy Northwest, RB, 5.000%, 07/01/24	3,035,000	3,343,507
Washington State, Series A, GO, 5.000%, 08/01/24	8,880,000	10,413,665

		14,834,556

Total Municipal Bonds (Cost $577,501,805)		603,018,149

Money Market Fund 11.1%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(d)	73,634,966	73,634,966

Total Money Market Fund (Cost $73,634,966)		73,634,966

Total Investments (Cost $651,136,771) — 101.8%		676,653,115
Liabilities in Excess of Other Assets — (1.8)%		(11,676,063)

Net Assets — 100.0%		$664,977,052

(a)	Step bond. The rate shown is the rate in effect as of June 30, 2015.
(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	Rate disclosed, the 7 day net yield, is as of June 30, 2015.

Investment Abbreviations

AGC	– Security guaranteed by Assured Guaranty Corporation
AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMT	– Income subject to Alternative Minimum Tax
BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation
CA MTG INS	– California Mortgage Insurance
COP	– Certificate of Participation
GO	– General Obligation
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
PSF-GTD	– Security guaranteed by Permanent School Fund Guarantee Program
RB	– Revenue Bond
ST APPROP	– State Appropriation
ST INTERCEPT	– State Interception

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2015

(Unaudited)

Limited Duration Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 30.4%
Automobiles 4.0%
AmeriCredit Automobile Receivables Trust, Series 2014-2, Cl A2B, 0.464%, 10/10/17(a)	151,767	151,707
Mercedes Benz Auto Lease Trust, Series 2014-A, Cl A2B, 0.366%, 06/15/16(a)	111,781	111,771

		263,478

Credit Card 24.0%
American Express Issuance Trust II, Series 2013-1, Cl B, 0.637%, 02/15/19(a)	400,000	398,598
Barclays Dryrock Issuance Trust, Series 2014-1, Cl A, 0.546%, 12/16/19(a)	300,000	300,001
Cabela’s Master Credit Card Trust, Series 2014-1, Cl A, 0.536%, 03/16/20(a)	200,000	200,070
Capital One Multi-Asset Execution Trust, Series 2006-B1, Cl B1, 0.466%, 01/15/19(a)	300,000	299,419
Discover Card Execution Note Trust, Series 2013-A1, Cl A1, 0.486%, 08/17/20(a)	400,000	399,935

		1,598,023

Student Loan Asset Backed Security 2.4%
SLM Student Loan Trust, Series 2013-1, Cl A2, 0.437%, 09/25/19(a)	161,945	161,689

Total Asset-Backed Securities (Cost $2,024,019)		2,023,190

Collateralized Mortgage Obligations 49.9%
Agency Collateralized Mortgage Obligations 49.9%
Federal Home Loan Mortgage Corporation
Series 3066, Cl FG, REMIC, 0.386%, 03/15/24(a)	1,060,245	1,063,882
Series 4231, Cl FD, REMIC, 0.536%, 10/15/32(a)	840,447	840,114

		1,903,996

Federal National Mortgage Association
Series 2004-79, Cl FM, 0.487%, 11/25/24(a)	798,748	800,599
Series 2005-107, Cl PF, 0.637%, 11/25/32(a)	447,873	448,739
Series 2010-90, Cl MF, 0.587%, 04/25/28(a)	163,053	163,233

		1,412,571

Total Collateralized Mortgage Obligations (Cost $3,304,034)		3,316,567

U.S. Government Agency Mortgages 19.1%
Federal National Mortgage Association
Pool #469408, 0.931%, 11/01/18(a)	225,803	226,190
Pool #AM6261, 0.401%, 07/01/19(a)	620,000	620,277
Pool #AM7028, 0.421%, 10/01/19(a)	420,000	420,538

Total U.S. Government Agency Mortgages (Cost $1,264,638)		1,267,005

Money Market Fund 0.6%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	42,800	42,800

Total Money Market Fund (Cost $42,800)		42,800

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $6,635,491) — 100.0%	6,649,562
Other Assets in Excess of Liabilities — 0.0%	1,067

Net Assets — 100.0%	$6,650,629

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2015.
(b)	Rate disclosed, the 7 day net yield, is as of June 30, 2015.

Investment Abbreviation

REMIC	– Real Estate Mortgage Investment Conduit

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2015

(Unaudited)

Limited-Term Federal Mortgage Securities Fund

	Shares or Principal Amount($)	Value($)
Collateralized Mortgage Obligations 7.9%
Agency Collateralized Mortgage Obligation 1.0%
Federal Home Loan Mortgage Corporation
Series 3768, Cl CB, 3.500%, 12/15/25	136,000	144,762

Commercial Mortgage Backed Securities 6.9%
Federal Home Loan Mortgage Corporation
Series KPLB, Cl A, 2.770%, 05/25/25	140,000	136,910

GS Mortgage Securities Corp. II
Series 2012-ALOH, Cl A, 3.551%, 04/10/34(a)	235,000	243,148
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(a)	109,000	108,176

		351,324

Morgan Stanley Capital I Trust
Series 2014-CPT, Cl A, 3.350%, 07/13/29(a)	300,000	308,231

OBP Depositor LLC Trust
Series 2010-OBP, Cl A, 4.646%, 07/15/45(a)	135,000	148,477

		944,942

Total Collateralized Mortgage Obligations (Cost $1,100,202)		1,089,704

U.S. Government Agency Mortgages 87.4%
Federal Home Loan Mortgage Corporation
Pool #G14517, 2.500%, 07/01/27	90,247	92,197
Pool #J26887, 3.000%, 01/01/29	72,820	75,640
Pool #J26963, 3.000%, 01/01/29	65,131	67,492
Pool #C01785, 5.000%, 02/01/34	222,236	247,220
Pool #G01828, 4.500%, 04/01/35	187,847	203,985
Pool #Z40004, 6.000%, 08/01/36	72,231	82,302
Pool #A85718, 4.000%, 04/01/39	78,296	83,499
Pool #G08347, 4.500%, 06/01/39	38,341	41,487
Pool #A89148, 4.000%, 10/01/39	150,973	160,156
Pool #G08372, 4.500%, 11/01/39	193,693	209,603
Pool #A93101, 5.000%, 07/01/40	158,888	176,280
Pool #G06061, 4.000%, 10/01/40	169,521	180,131
Pool #A95084, 4.000%, 11/01/40	42,363	44,988
Pool #A95085, 4.000%, 11/01/40	273,903	290,596
Pool #A95796, 4.000%, 12/01/40	64,012	67,932
Pool #A97047, 4.500%, 02/01/41	285,840	309,402
Pool #G08499, 3.000%, 07/01/42	108,146	107,850
Pool #849167, 2.972%, 10/01/43(b)	145,972	150,123
Pool #C09071, 4.000%, 02/01/45	554,427	587,603
Pool #Q31645, 4.000%, 02/01/45	149,129	157,780
Pool #G08637, 4.000%, 04/01/45	131,073	138,956

		3,475,222

Federal National Mortgage Association
Pool #AM7583, 2.860%, 01/01/25	108,449	109,633

See Notes to Schedules of Portfolio Investments.

Pool #AB1763, 4.000%, 11/01/30	100,633	107,431
Pool #MA0919, 3.500%, 12/01/31	274,515	286,960
Pool #730727, 5.000%, 08/01/33	140,384	155,807
Pool #MA1688, 3.500%, 12/01/33	284,262	297,459
Pool #MA1763, 3.500%, 01/01/34	144,537	151,274
Pool #AL0049, 6.000%, 12/01/35	60,546	69,295
Pool #AK6960, 4.000%, 03/01/37	509,576	542,530
Pool #889529, 6.000%, 03/01/38	349,575	400,039
Pool #AU4728, 4.000%, 09/01/38	149,108	158,887
Pool #AC2817, 4.000%, 10/01/39	12,559	13,318
Pool #AD8033, 4.000%, 08/01/40	130,870	139,056
Pool #AC4624, 3.500%, 10/01/40	228,883	237,408
Pool #AD9725, 3.500%, 10/01/40	97,234	100,451
Pool #AE4414, 4.000%, 11/01/40	46,132	49,131
Pool #AE5143, 4.000%, 11/01/40	43,610	46,458
Pool #AB2071, 3.500%, 01/01/41	83,477	86,248
Pool #MA0639, 4.000%, 02/01/41	344,706	367,119
Pool #AL0215, 4.500%, 04/01/41	203,900	221,042
Pool #MA1044, 3.000%, 04/01/42	523,249	524,110
Pool #AP4613, 4.000%, 08/01/42	77,429	82,371
Pool #AP7874, 3.500%, 10/01/42	154,698	159,910
Pool #AT2016, 3.000%, 04/01/43	291,638	291,938
Pool #AY2685, 4.500%, 01/01/45	106,272	115,463
Pool #AX8835, 2.813%, 02/01/45(b)	192,184	196,637

		4,909,975

Government National Mortgage Association
Pool #004396, 4.000%, 03/20/39	204,740	218,148
Pool #004540, 4.500%, 09/20/39	58,769	64,126
Pool #734104, 3.500%, 12/15/40	532,437	553,099
Pool #AM1086, 4.000%, 09/15/41	198,972	212,455
Pool #778882, 3.500%, 02/15/42	583,937	606,598
Pool #MA0154, 3.500%, 06/20/42	255,128	265,574
Pool #MA0321, 5.000%, 08/20/42	31,716	35,021
Pool #AB5640, 3.500%, 11/15/42	150,922	156,791
Pool #AE7700, 3.500%, 08/15/43	379,667	394,782
Pool #666413, 4.000%, 09/15/43	77,143	82,901
Pool #MA2681, 5.000%, 03/20/45	157,934	173,400
Pool #AM8201, 4.000%, 05/15/45	284,604	305,318
Pool #MA2828, 4.500%, 05/20/45	125,677	135,815
Pool #MA2894, 4.500%, 06/20/45	387,000	418,198

		3,622,226

Total U.S. Government Agency Mortgages (Cost $11,921,090)		12,007,423

U.S. Treasury Obligation 1.4%
U.S. Treasury Note 1.4%

2.125%, 05/15/25	200,000	196,375

Total U.S. Treasury Obligation (Cost $196,344)		196,375

Money Market Fund 4.4%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(c)	596,491	596,491

Total Money Market Fund (Cost $596,491)		596,491

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $13,814,127) — 101.1%	13,889,993
Liabilities in Excess of Other Assets — (1.1)%	(147,801)

Net Assets — 100.0%	$13,742,192

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 5.9% of net assets as of June 30, 2015.
(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2015.
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2015.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2015

(Unaudited)

North Carolina Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 92.9%
Alabama 0.6%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	215,000	215,675

Guam 2.9%
Guam Power Authority, Series A, RB, 5.000%, 10/01/44, AGM	1,000,000	1,115,120

North Carolina 87.1%
Buncombe County Metropolitan Sewerage District, RB, 5.000%, 07/01/39	1,000,000	1,125,670
Charlotte Storm Water Revenue, RB, 4.000%, 12/01/43	1,000,000	1,030,080
Charlotte Storm Water Revenue, RB, 5.000%, 12/01/15	1,255,000	1,280,439
Charlotte Water & Sewer System, RB, 5.000%, 07/01/21	1,080,000	1,203,606
Charlotte-Mecklenburg Hospital Authority (The), Series A, RB, 5.250%, 01/15/42	1,000,000	1,106,540
Iredell County, COP, 5.000%, 06/01/17, AMBAC	1,020,000	1,062,993
New Hanover County Hospital, New Hanover Regional Medical Center, Series B, RB, 5.125%, 10/01/31, AGM(b)	1,000,000	1,095,510
North Carolina Capital Facilities Finance Agency, RB, 5.000%, 04/01/30	1,000,000	1,119,760
North Carolina Capital Facilities Finance Agency, RB, 5.250%, 03/01/33(b)	1,500,000	1,610,700
North Carolina Eastern Municipal Power Agency, Series B, RB, 6.250%, 01/01/23	1,000,000	1,248,500
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Series D, RB, 6.250%, 12/01/33(b)	1,500,000	1,755,210
North Carolina Municipal Power Agency No. 1, Series A, RB, 5.000%, 01/01/30(b)	2,000,000	2,207,720
North Carolina State, RB, 5.000%, 03/01/27	1,000,000	1,150,610
North Carolina State, Series A, GO, 5.000%, 03/01/16	1,000,000	1,031,800
North Carolina State, Series A, GO, 5.000%, 06/01/17	1,950,000	2,111,986
North Carolina State Ports Authority Facilities, Series A, RB, 5.250%, 02/01/40(b)	1,500,000	1,659,090
North Carolina State University at Raleigh, Series A, RB, 5.000%, 10/01/37	2,000,000	2,253,020
Pitt County, RB, 4.000%, 04/01/16	1,325,000	1,361,212
Pitt County, RB, 5.000%, 04/01/28	1,000,000	1,163,160
Raleigh Combined Enterprise System Revenue, Series B, RB, 5.000%, 12/01/24(c)	1,000,000	1,190,480
Union County, Series A, GO, 5.000%, 03/01/22	1,190,000	1,415,707
University of North Carolina at Charlotte, RB, 5.000%, 04/01/45	1,750,000	1,922,708
University of North Carolina at Greensboro, RB, 5.000%, 04/01/39	1,500,000	1,668,300

		32,774,801

South Carolina 2.3%
South Carolina State Public Service Authority, Series A, RB, 5.750%, 12/01/43	750,000	879,278

Total Municipal Bonds (Cost $33,550,496)		34,984,874

Money Market Fund 9.1%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(d)	3,421,494	3,421,494

Total Money Market Fund (Cost $3,421,494)		3,421,494

Total Investments (Cost $36,971,990) — 102.0%		38,406,368
Liabilities in Excess of Other Assets — (2.0)%		(769,235)

Net Assets — 100.0%		$37,637,133

(a)	Step bond. The rate shown is the rate in effect as of June 30, 2015.

See Notes to Schedules of Portfolio Investments.

(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	Rate disclosed, the 7 day net yield, is as of June 30, 2015.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
COP	– Certificate of Participation
GO	– General Obligation
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2015

(Unaudited)

Seix Floating Rate High Income Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 90.8%
Aerospace/Defense 4.0%
Air Canada, 2015 Term Loan B, 4.000%, 09/26/19(a)(b)	32,542,859	32,573,449
AM General LLC, Term Loan B, 10.250%, 03/22/18(a)(b)	15,271,405	14,011,514
American Airlines, Inc., New Term Loan, 3.500%, 06/26/20(a)(b)(c)	41,614,066	41,172,125
BE Aerospace, Inc., 2014 Term Loan B, 4.000%, 12/16/21(a)(b)	10,954,950	10,999,427
DAE Aviation Holdings, Inc., 1st Lien Term Loan, 05/28/22(b)(c)(d)	2,705,000	2,698,237
DAE Aviation Holdings, Inc., New Term Loan B1, 6.250%, 11/02/18(a)(b)	12,506,735	12,500,482
DAE Aviation Holdings, Inc., 2nd Lien Term Loan, 7.750%-9.000%, 08/05/19(a)(b)	15,575,000	15,639,948
DigitalGlobe, Inc., New Term Loan B, 3.750%, 01/31/20(a)(b)	13,168,121	13,155,743
Standard Aero Ltd., Term Loan B2, 6.250%, 11/02/18(a)(b)	5,049,689	5,047,165
TASC, Inc., 2014 Term Loan B, 7.000%, 05/30/20(a)(b)	17,677,694	17,821,413
TASC, Inc., 2nd Lien Term Loan, 12.000%, 05/30/21(a)(b)	8,960,000	9,296,000
Transdigm, Inc., 2015 Term Loan E, 3.500%, 05/14/22(a)(b)	20,610,833	20,318,778
Transdigm, Inc., Term Loan C, 3.750%, 02/28/20(a)(b)	22,448,972	22,252,543
Transdigm, Inc., Term Loan D, 3.750%, 06/04/21(a)(b)	8,944,650	8,865,400
US Airways Group, Inc., New Term Loan B1, 3.500%, 05/23/19(a)(b)	13,650,608	13,597,234
WP CPP Holdings, LLC, Term Loan B3, 4.500%, 12/28/19(a)(b)	6,705,610	6,688,846
WP CPP Holdings, LLC, New 2nd Lien Term Loan, 8.750%, 04/30/21(a)(b)	1,413,475	1,413,475
Wyle Services Corp., New Term Loan B, 5.000%, 05/21/21(a)(b)	5,199,014	5,182,793

		253,234,572

Auto Manufacturers 0.9%
Chrysler Group LLC, 2018 Term Loan B, 3.250%, 12/31/18(a)(b)	19,243,291	19,176,516
Chrysler Group LLC, New Term Loan B, 3.500%, 05/24/17(a)(b)	20,493,795	20,440,306
CS Intermediate Holdco 2 LLC, New Term Loan B, 4.000%, 04/04/21(a)(b)	7,014,150	6,994,861
Tower Automotive Holdings USA LLC, New Term Loan, 4.000%, 04/23/20(a)(b)	9,841,644	9,817,040

		56,428,723

Chemicals 2.9%
Axalta Coating Systems US Holdings, Inc., USD Term Loan, 3.750%, 02/01/20(a)(b)	10,769,202	10,750,356
Chemours Co. (The), Term Loan B, 3.750%, 05/22/22(a)(b)	11,100,000	11,044,500
Gemini HDPE LLC, Term Loan B, 4.750%, 08/07/21(a)(b)	14,158,114	14,116,773
Ineos Group Holdings S.A., US 2020 Term Loan, 3.750%, 12/15/20(a)(b)	59,533,186	59,099,189
Ineos US Finance LLC, 2015 USD Term Loan, 4.250%, 03/31/22(a)(b)	5,211,931	5,209,325
MacDermid, Inc., USD 1st Lien Term Loan, 4.500%, 06/07/20(a)(b)	11,365,839	11,380,046
Minerals Technologies, Inc., Fixed Rate Term Loan, 05/09/21(b)(c)(d)	3,580,000	3,571,050
Minerals Technologies, Inc., 2015 Term Loan B, 3.750%, 05/09/21(a)(b)	9,127,905	9,120,329
Polymer Group, Inc., 1st Lien Term Loan, 5.250%, 12/19/19(a)(b)	10,245,842	10,279,960
Styrolution US Holding LLC, USD Term Loan B, 6.500%, 11/07/19(a)(b)	23,571,550	23,689,408
Trinseo Materials Operating S.C.A., Term Loan B, 4.250%, 10/13/21(a)(b)	4,415,000	4,408,112
Univar, Inc., 2015 Term Loan, 06/30/22(b)(c)(d)	8,950,000	8,936,038
UTEX Industries, Inc., 1st Lien Term Loan 2014, 5.000%, 05/22/21(a)(b)	11,212,377	10,346,893
WNA Holdings, Inc., USD 1st Lien US Borrower, 4.500%, 06/07/20(a)(b)	3,811,788	3,773,670

		185,725,649

Commercial Services 3.2%
ABC Supply Co., Inc., Term Loan, 3.500%, 04/16/20(a)(b)	13,310,231	13,240,352
Harland Clarke Holdings Corp., Extended Term Loan B2, 5.532%, 06/30/17(a)(b)	30,852,084	30,857,638
Harland Clarke Holdings Corp., Term Loan B4, 6.000%, 08/04/19(a)(b)	32,534,217	32,574,884

See Notes to Schedules of Portfolio Investments.

Harland Clarke Holdings Corp., Term Loan B3, 7.000%, 05/22/18(a)(b)	96,401,972	96,642,976
Infor (US), Inc., USD Term Loan B3, 3.750%, 06/03/20(a)(b)	7,571,017	7,450,335
Infor (US), Inc., USD Term Loan B5, 3.750%, 06/03/20(a)(b)	18,442,623	18,173,730
Vertafore, Inc., 1st Lien Term Loan, 4.250%, 10/03/19(a)(b)	4,840,598	4,830,917

		203,770,832

Consumer Discretionary 0.1%
Steinway Musical Instruments, Inc., 1st Lien Term Loan, 4.750%, 09/19/19(a)(b)	5,804,295	5,782,529

Consumer Non-Durables 0.4%
Kate Spade & Co., Term Loan B, 4.000%, 04/09/21(a)(b)	6,590,200	6,516,060
Libbey Glass, Inc., Term Loan B, 3.750%, 04/09/21(a)(b)	6,133,050	6,125,384
Spectrum Brands, Inc., USD Term Loan, 06/09/22(b)(c)(d)	9,840,000	9,842,460

		22,483,904

Diversified Financial Services 2.4%
Affinion Group, Inc., Term Loan B, 6.750%, 04/30/18(a)(b)	7,795,579	7,452,105
American Capital, Ltd., 2017 Term Loan, 3.500%, 08/22/17(a)(b)	8,593,200	8,566,389
Clipper Acquisitions Corp., New Term Loan B, 3.000%, 02/06/20(a)(b)	3,005,253	2,952,661
First Data Corp., New 2018 Extended Term Loan, 3.687%, 03/24/18(a)(b)	74,482,214	74,176,092
First Data Corp., New 2018 Term Loan, 3.687%, 09/24/18(a)(b)	38,273,139	38,136,504
First Data Corp., Extended 2021 Term Loan, 4.187%, 03/24/21(a)(b)	15,485,325	15,501,430
Grosvenor Capital Management Holdings LLP, New Term Loan B, 3.750%, 01/04/21(a)(b)	6,932,471	6,868,900
Pre-Paid Legal Services, Inc., 1st Lien Term Loan, 6.500%, 07/01/19(a)(b)	2,778,229	2,785,174

		156,439,255

Diversified Media 2.7%
ALM Media Holdings, Inc., 1st Lien Term Loan, 5.500%, 07/31/20(a)(b)	5,244,781	5,087,438
AP NMT Acquisition BV, USD 1st Lien Term Loan, 6.750%, 08/13/21(a)(b)	10,559,876	10,421,330
Block Communications, Inc., Term Loan B, 4.000%, 11/07/21(a)(b)	3,920,375	3,932,646
Eden Bidco Ltd., USD Term Loan B, 6.000%, 04/28/22(a)(b)	6,970,000	6,900,300
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.000%, 05/11/22(a)(b)	3,560,000	3,542,200
Lions Gate Entertainment Corp., 2015 2nd Lien Term Loan, 5.000%, 03/17/22(a)(b)	14,085,000	14,067,394
McGraw-Hill Global Education Holdings, LLC, 2015 Term Loan B, 4.750%, 03/22/19(a)(b)	3,595,822	3,601,827
Merrill Communications, LLC, 2015 Term Loan, 6.250%, 06/01/22(a)(b)	8,760,000	8,716,200
National CineMedia, LLC, Refinance Term Loan, 2.940%, 11/26/19(a)(b)	978,931	966,870
Regal Cinemas Corp., 2015 Term Loan, 3.750%, 04/01/22(a)(b)	8,395,000	8,398,946
Tribune Media Co., Term Loan, 3.750%, 12/27/20(a)(b)	35,710,581	35,699,510
TWCC Holding Corp., Extended Term Loan, 5.750%, 02/13/20(a)(b)	4,927,650	4,855,263
William Morris Endeavor Entertainment, LLC, 1st Lien Term Loan, 5.250%, 05/06/21(a)(b)	57,494,250	57,321,767
William Morris Endeavor Entertainment, LLC, 2nd Lien Term Loan, 8.250%, 05/01/22(a)(b)	8,855,000	8,596,700

		172,108,391

Electric 1.0%
Calpine Corp., Term Loan B3, 4.000%, 10/09/19(a)(b)	34,777,538	34,734,067
Calpine Corp., Delayed Draw Term Loan, 4.000%, 10/30/20(a)(b)	11,550,440	11,527,801
Panda Temple II Power LLC, New Term Loan B, 7.250%, 04/03/19(a)(b)	4,685,000	4,403,900
Texas Competitive Electric Holdings Company LLC, Extended Term Loan, 4.671%, 10/10/17(a)(b)(e)	19,850,000	11,380,005

		62,045,773

Electronics 0.5%
Blackboard, Inc., Term Loan B3, 4.750%, 10/04/18(a)(b)	9,103,243	9,057,727
Eastman Kodak Co., Exit Term Loan, 7.250%, 09/03/19(a)(b)	10,878,000	10,864,402
Rovi Solutions Corp., New Term Loan B, 3.750%, 07/02/21(a)(b)	7,761,588	7,693,674
Shield Finance Co. S.A.R.L., USD Term Loan, 5.000%, 01/29/21(a)(b)	5,971,875	5,981,191

		33,596,994

See Notes to Schedules of Portfolio Investments.

Energy 4.1%
ADS Waste Holdings, Inc., New Term Loan, 3.750%, 10/09/19(a)(b)	18,620,872	18,374,146
Azure Midstream Energy LLC, Term Loan B, 7.500%, 11/15/18(a)(b)	9,767,021	9,693,769
BlackBrush Oil & Gas, L.P., 2nd Lien Term Loan, 7.500%, 06/19/21(a)(b)	9,005,000	8,295,856
Chief Exploration & Development LLC, 2nd Lien Term Loan, 7.500%, 05/12/21(a)(b)	14,210,000	13,328,980
CITGO Holding, Inc., 2015 Term Loan B, 9.500%, 05/12/18(a)(b)(c)	31,274,621	31,337,170
Energy Transfer Equity, L.P., 2015 Term Loan, 4.000%, 12/02/19(a)(b)	10,228,176	10,217,948
FTS International, Inc., New Term Loan B, 5.750%, 04/16/21(a)(b)	15,936,000	12,748,800
Glenn Pool Oil & Gas Trust, Term Loan, 4.500%, 05/02/16(a)(b)	10,305,279	10,253,753
HGIM Corp., Term Loan B, 5.500%-6.750%, 06/18/20(a)(b)(f)	28,238,222	22,651,007
KCA Deutag US Finance LLC, Term Loan, 6.250%, 05/13/20(a)(b)	6,206,803	5,322,333
Osum Productions Corp., Term Loan, 6.500%, 07/28/20(a)(f)	1,312,518	1,138,609
Pacific Drilling SA, Term Loan B, 4.500%, 06/03/18(a)(b)	17,625,568	14,144,518
Philadelphia Energy Solutions LLC, Term Loan B, 6.250%, 04/04/18(a)(b)	14,830,206	14,718,980
Pinnacle Holdco S.A.R.L., Term Loan, 4.750%, 07/30/19(a)(b)	4,408,810	4,017,528
Seadrill Partners Finco LLC, Term Loan B, 4.000%, 02/21/21(a)(b)	33,690,197	25,373,098
Southcross Holdings Borrower LP, Term Loan B, 6.000%, 08/04/21(a)(b)	4,405,500	4,273,335
Stonewall Gas Gathering LLC, Term Loan B, 8.750%, 01/28/22(a)(b)	9,118,663	9,187,053
Templar Energy LLC, New 2nd Lien Term Loan, 8.500%, 11/25/20(a)(b)	56,810,000	41,698,540
Veresen Midstream Ltd. Partnership, Term Loan B1, 5.250%, 03/31/22(a)(b)	2,334,150	2,350,676

		259,126,099

Entertainment 0.4%
Diamond Resorts Corp., New Term Loan, 5.500%, 05/09/21(a)(b)	9,910,200	9,916,444
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.500%, 08/16/20(a)(b)	12,568,353	12,563,074

		22,479,518

Financial 0.8%
RCS Capital Corp., 1st Lien Term Loan, 6.500%, 04/29/19(a)(b)	12,454,688	12,454,688
Sedgwick, Inc., 1st Lien Term Loan, 3.750%, 03/01/21(a)(b)	24,885,521	24,467,693
Sedgwick, Inc., 2nd Lien Term Loan, 6.750%, 02/28/22(a)(b)	9,490,000	9,297,258
Victory Capital Management, Inc., Term Loan B, 7.000%, 10/31/21(a)(b)	5,943,438	5,928,579

		52,148,218

Food 0.9%
Albertsons, LLC, Term Loan B3, 5.000%, 08/25/19(a)(b)	7,470,438	7,490,085
Albertsons, LLC, Term Loan B4, 5.500%, 08/25/21(a)(b)	2,628,413	2,638,505
JBS USA Holdings, Inc., Incremental Term Loan, 3.750%, 09/18/20(a)(b)	10,984,350	10,947,772
Landry’s, Inc., Term Loan B, 4.000%, 04/24/18(a)(b)	7,782,902	7,795,900
New Albertson’s, Inc., Term Loan, 4.750%, 06/27/21(a)(b)	12,376,475	12,389,346
Post Holdings, Inc., Series A Incremental Term Loan, 3.750%, 06/02/21(a)(b)	18,977,942	18,880,016

		60,141,624

Forest Products & Paper 0.2%
Anchor Glass Container Corp., New 1st Lien Term Loan, 4.250%-5.500%, 06/30/21(a)(b)	7,644,627	7,640,805
CD&R Millennium Holdco 6 S.A.R.L., USD 2nd Lien Term Loan, 8.750%, 07/31/22(a)(b)	3,610,000	3,578,412
Onex Wizard US Acquisition, Inc., USD Term Loan, 4.250%, 03/13/22(a)(b)	3,950,100	3,943,187

		15,162,404

Health Care 7.2%
21st Century Oncology Holdings, Inc., Term Loan, 6.500%, 04/30/22(a)(b)	3,000,000	2,955,000
Alere, Inc., 2015 Term Loan A, 06/03/20(b)(c)(d)	7,160,000	7,136,157
Allscripts Healthcare Solutions, Inc., Term Loan A, 2.937%, 06/28/18(a)(b)	8,726,867	8,705,050
Capella Healthcare, Inc., Term Loan B, 5.250%, 12/31/21(a)(b)	7,979,551	7,959,602
CDRH Parent, Inc., New 1st Lien Term Loan, 5.250%, 07/01/21(a)(b)	1,989,975	1,983,766
Community Health Care Systems, Inc., New Term Loan A, 2.534%, 01/22/19(a)(b)	9,000,000	8,926,920
Community Health Systems, Inc., Term Loan F, 3.534%, 12/31/18(a)(b)	29,112,756	29,087,428
Community Health Systems, Inc., Term Loan G, 3.750%, 12/31/19(a)(b)	14,979,399	14,975,055
Community Health Systems, Inc., Term Loan H, 4.000%, 01/27/21(a)(b)	23,974,649	23,999,103

See Notes to Schedules of Portfolio Investments.

Convatec, Inc., USD Term Loan, 06/15/20(b)(c)(d)	9,840,000	9,822,780
DJO Finance LLC, 2015 Term Loan, 4.250%, 06/08/20(a)(b)	2,650,000	2,648,357
DPx Holdings B.V., 2014 USD Incremental Term Loan, 4.250%, 03/11/21(a)(b)	19,958,400	19,793,144
Endo Luxembourg Finance Co. I S.A R.L., Bridge Term Loan, 06/11/16(b)(c)(d)	10,830,000	10,816,463
Endo Luxembourg Finance Co. I S.A R.L., 2015 Term Loan B, 06/11/22(b)(c)(d)	36,685,000	36,753,968
Genoa, a QoL Healthcare Company, LLC, 2nd Lien Term Loan, 8.750%, 04/30/23(a)(b)	945,000	945,000
Grifols Worldwide Operations USA, Inc., USD Term Loan B, 3.187%, 02/27/21(a)(b)	19,421,141	19,399,000
Halyard Health, Inc., Term Loan B, 4.000%, 11/01/21(a)(b)	6,245,884	6,283,359
IMS Health, Inc., New USD Term Loan, 3.500%, 03/17/21(a)(b)	6,004,316	5,966,789
Indivior Finance S.A.R.L., USD Term Loan B, 7.000%, 12/19/19(a)(b)	9,230,843	8,988,534
inVentiv Health, Inc., Term Loan B4, 7.750%, 05/15/18(a)(b)	11,200,000	11,214,000
Kindred Healthcare, Inc., New Term Loan, 4.250%, 04/09/21(a)(b)	8,706,030	8,703,854
Kinetic Concepts, Inc., USD Term Loan E1, 4.500%, 05/04/18(a)(b)	4,835,455	4,849,574
Onex Carestream Finance LP, 1st Lien Term Loan, 5.000%, 06/07/19(a)(b)	11,684,306	11,662,457
P2 Newco Acquisition, Inc., 1st Lien Term Loan, 5.500%, 10/22/20(a)(b)	13,048,495	13,064,805
Par Pharmaceutical Cos., Inc., Term Loan B2, 4.000%, 09/30/19(a)(b)	19,342,097	19,321,401
Par Pharmaceutical Cos., Inc., Incremental Term Loan B3, 4.250%, 09/30/19(a)(b)	4,368,050	4,363,682
PharMedium Healthcare Corp., 1st Lien Term Loan, 4.250%, 01/28/21(a)(b)	10,815,887	10,698,751
PharMedium Healthcare Corp., 2nd Lien Term Loan, 7.750%, 01/28/22(a)(b)	2,000,000	2,000,000
Regionalcare Hospital Partners, Inc., 2nd Lien Term Loan, 10.500%, 10/23/19(a)(b)	1,790,000	1,798,950
RPI Finance Trust, Term Loan B4, 3.500%, 11/09/20(a)(b)	28,148,489	28,165,942
Surgical Care Affiliates, Inc., Term Loan B, 4.250%, 03/17/22(a)(b)	1,995,000	1,991,668
Valeant Pharmaceuticals International, Term Loan B F1, 4.000%, 04/01/22(a)(b)	54,847,538	54,755,942
Valeant Pharmaceuticals International, Inc., Series E, Term Loan B, 3.500%, 08/05/20(a)(b)	28,031,878	27,904,333
Valeant Pharmaceuticals International, Inc., Series C2, Term Loan B, 3.500%, 12/11/19(a)(b)	20,214,218	20,149,735
Valeant Pharmaceuticals International, Inc., Series D2, Term Loan B, 3.500%, 02/13/19(a)(b)	12,648,897	12,611,962

		460,402,531

Healthcare - Services 0.6%
MPH Acquisition Holdings LLC, Term Loan, 3.750%, 03/31/21(a)(b)	21,588,897	21,442,309
Regionalcare Hospital Partners, Inc., 1st Lien Term Loan, 5.250%, 04/19/19(a)(b)	17,655,277	17,544,931

		38,987,240

Housing 0.1%
DTZ U.S. Borrower, LLC, 1st Lien Term Loan, 5.500%, 11/04/21(a)(b)	4,994,900	5,010,534

Information Technology 5.2%
Active Network, Inc. (The), 1st Lien Term Loan, 5.500%, 11/13/20(a)(b)	6,633,954	6,534,445
Aricent Technologies, 1st Lien Term Loan, 5.500%, 04/14/21(a)(b)	10,513,839	10,618,978
Avago Technologies Cayman Ltd., USD Term Loan B, 3.750%, 05/06/21(a)(b)	28,833,015	28,858,676
Avaya, Inc., Term Loan B7, 6.250%, 04/16/20(a)(b)	59,515,382	57,453,769
CDW LLC, New Term Loan, 3.250%, 04/29/20(a)(b)	20,030,098	19,847,424
Dell International LLC, USD Term Loan B2, 4.000%, 04/29/20(a)(b)	55,982,723	55,972,647
Deluxe Entertainment Services Group, Inc., Term Loan 2014, 6.500%, 02/28/20(a)(b)	15,875,402	15,293,251
Digital River, Inc., 1st Lien Term Loan, 7.500%, 02/12/21(a)(b)	5,745,000	5,788,087
eResearchTechnology, Inc., Term Loan B, 5.500%, 05/08/22(a)(b)	5,330,000	5,310,012
FIDJI Luxembourg (BC4) S.A.R.L., Initial Term Loan, 6.250%, 12/24/20(a)(b)	5,360,248	5,342,398
Internap Corp., Term Loan, 6.000%, 11/26/19(a)(b)	8,800,975	8,866,982
iParadigms Holdings, LLC, 1st Lien Term Loan, 5.000%, 07/30/21(a)(b)	3,220,663	3,188,456
IPC Corp., 2015 Term Loan B, 5.500%, 08/06/21(a)(b)	5,261,813	5,224,559
IQOR US, Inc., Term Loan B, 6.000%, 04/01/21(a)(b)	29,089,230	26,907,537
Italics Merger Sub, Inc., Bridge Term Loan, 05/01/16(b)(c)(d)	4,900,000	4,900,000
Presidio, Inc., Refinance Term Loan, 5.250%, 02/02/22(a)(b)	10,873,166	10,873,166
RedTop Luxembourg S.A.R.L., USD 2nd Lien Term Loan, 8.250%, 06/03/21(a)(b)	5,293,000	5,299,616
RedTop Luxembourg S.A.R.L., USD 1st Lien Term Loan, 4.500%, 12/03/20(a)(b)	8,823,313	8,790,225
Riverbed Technology, Inc., Term Loan B, 6.000%, 04/24/22(a)(b)	12,713,138	12,833,912
Southern Graphics, Inc., New Term Loan B, 4.250%, 10/17/19(a)(b)	6,734,000	6,717,165
Spin Holdco, Inc., New Term Loan B, 4.250%, 11/14/19(a)(b)	8,355,687	8,316,498

See Notes to Schedules of Portfolio Investments.

SS&C Technologies, Inc., 2015 Term Loan B2, 06/23/22(b)(c)(d)	893,543	892,989
SS&C Technologies, Inc., 2015 Term Loan B1, 06/23/22(b)(c)(d)	3,966,457	3,963,998
TransUnion, LLC, Term Loan B2, 3.750%, 04/09/21(a)(b)	8,064,583	7,987,728
ViaWest, Inc., Term Loan B, 4.500%, 03/11/22(a)(b)	4,830,000	4,842,075

		330,624,593

Insurance 2.7%
Asurion LLC, Term Loan B3, 3.750%, 03/03/17(a)(b)	4,170,000	4,153,070
Asurion LLC, New Term Loan B2, 4.250%, 07/08/20(a)(b)	38,474,800	38,306,665
Asurion LLC, New Term Loan B1, 5.000%, 05/24/19(a)(b)	44,619,318	44,693,833
Asurion LLC, New 2nd Lien Term Loan, 8.500%, 03/03/21(a)(b)	35,661,489	36,185,357
Hub International Ltd., Term Loan B, 4.000%, 10/02/20(a)(b)	10,398,934	10,314,494
Hyperion Insurance Group Ltd., 2015 Term Loan B, 5.500%, 04/29/22(a)(b)	4,379,025	4,389,972
La Frontera Generation LLC, Term Loan, 4.500%, 09/30/20(a)(b)	19,915,892	19,741,628
USI, Inc., Term Loan B, 4.250%, 12/27/19(a)(b)	12,359,789	12,334,080

		170,119,099

Leisure Time 1.2%
Amaya Holdings B.V., 1st Lien Term Loan, 5.000%, 08/01/21(a)(b)	12,475,725	12,453,892
Belmond Interfin Ltd., USD Term Loan B, 4.000%, 03/21/21(a)(b)	9,766,375	9,750,065
ClubCorp Club Operations, Inc., 2015 Term Loan, 4.250%, 06/24/20(a)(b)	4,895,000	4,901,119
Global Cash Access, LLC, New Term Loan B, 6.250%, 12/18/20(a)(b)	8,786,250	8,844,854
La Quinta Intermediate Holdings LLC, Term Loan B, 4.000%, 04/14/21(a)(b)	15,220,688	15,192,226
LTF Merger Sub, Inc., Term Loan B, 4.250%, 06/10/22(a)(b)	10,570,000	10,485,440
Mohegan Tribal Gaming Authority, New Term Loan B, 5.500%, 11/19/19(a)(b)	8,914,250	8,862,726
NCL Corp. Ltd., Term Loan B, 4.000%, 10/19/21(a)(b)	3,805,875	3,815,390

		74,305,712

Lodging 5.4%
Boyd Gaming Corp., Term Loan B, 4.000%, 08/14/20(a)(b)	6,129,117	6,138,433
Caesars Entertainment Operating Co., Term Loan B4, 10.750%, 10/31/16(a)(b)(e)	4,726,001	4,274,101
Caesars Entertainment Operating Co., Term Loan B7, 13.000%, 01/28/18(a)(b)(e)	18,571,675	16,144,171
Caesars Entertainment Operating Company, Extended Term Loan B6, 11.000%, 03/01/17(a)(b)(e)	78,576,845	70,285,416
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.000%, 10/11/20(a)(b)	46,295,223	41,874,029
Hilton Worldwide Finance LLC, USD Term Loan B2, 3.500%, 10/26/20(a)(b)	122,710,501	122,730,135
Playa Resorts Holding B.V., Term Loan B, 4.000%, 08/09/19(a)(b)	6,106,238	6,083,339
Scientific Games International, Inc., 2014 Term Loan B1, 6.000%, 10/18/20(a)(b)	56,861,502	56,822,837
Shingle Springs Tribal Gaming Authority, Term Loan B, 6.250%, 08/29/19(a)(b)	4,492,301	4,509,147
Starwood Property Trust, Inc., Term Loan B, 3.500%, 04/17/20(a)(b)	13,961,576	13,874,316

		342,735,924

Machinery-Diversified 0.7%
Alliance Laundry Systems LLC, Refinance Term Loan, 4.250%, 12/10/18(a)(b)	17,350,624	17,339,866
Alliance Laundry Systems LLC, 2nd Lien Term Loan, 9.500%, 12/10/19(a)(b)	2,454,545	2,457,614
Brand Energy & Infrastructure Services, Inc., New Term Loan B, 4.750%, 11/26/20(a)(b)	19,275,255	18,789,904
Key Safety Systems, Inc., New 1st Lien Term Loan, 4.750%, 08/29/21(a)(b)	4,416,625	4,427,667

		43,015,051

Manufacturing 1.1%
CommScope, Inc., Incremental Term Loan B, 05/21/22(b)(c)(d)	3,585,000	3,577,543
Doosan Infracore International, Inc., Term Loan B, 4.500%, 05/28/21(a)(b)	6,625,773	6,658,902
LTI Holdings, Inc., 1st Lien Term Loan, 5.250%, 04/16/22(a)(b)	2,325,000	2,327,906
LTI Holdings, Inc., 2nd Lien Term Loan, 10.250%, 04/16/23(a)(b)	2,325,000	2,290,125
Mirror Bidco Corp., New Term Loan, 4.250%, 12/28/19(a)(b)	11,675,769	11,617,390
Otter Products LLC, 2014 Term Loan, 5.750%, 06/03/20(a)(b)	6,971,493	6,971,493
Signode Industrial Group US, Inc., USD Term Loan B, 3.750%, 05/01/21(a)(b)	10,116,752	9,990,292
TTM Technologies, Inc., 1st Lien Term Loan, 6.000%, 05/07/21(a)(b)	9,770,000	9,599,025
Zebra Technologies Corp., Term Loan B, 4.750%, 10/27/21(a)(b)	19,205,273	19,395,021

		72,427,697

See Notes to Schedules of Portfolio Investments.

Media 6.1%
Charter Communications Operating LLC, Term Loan F, 3.000%, 01/03/21(a)(b)	3,881,723	3,830,445
Clear Channel Communications, Inc., Term Loan D, 6.937%, 01/30/19(a)(b)	87,560,459	80,735,121
Clear Channel Communications, Inc., USD Extended Term Loan E, 7.687%, 07/30/19(a)(b)	83,337,285	77,769,521
Emerald Expositions Holding, Inc., Term Loan B, 4.750%, 06/17/20(a)(b)	6,902,863	6,879,876
Syniverse Holdings, Inc., Term Loan, 4.000%, 04/23/19(a)(b)	3,898,013	3,676,333
Univision Communications, Inc., Term Loan C4, 4.000%, 03/01/20(a)(b)	32,690,828	32,398,899
Univision Communications, Inc., Term Loan C3, 4.000%, 03/01/20(a)(b)	35,303,596	35,013,754
Village Roadshow Films (BVI) Ltd., Term Loan B, 5.750%, 11/21/17(a)(b)	25,407,119	25,280,083
Ziggo Financing Partnership, USD Term Loan B1, 3.500%, 01/15/22(a)(b)	47,144,174	46,531,300
Ziggo Financing Partnership, USD Term Loan B2, 3.500%, 01/15/22(a)(b)	30,380,596	29,985,648
Ziggo Financing Partnership, USD Term Loan B3, 3.500%, 01/15/22(a)(b)	49,965,230	49,315,682

		391,416,662

Metals 0.0%(g)
Atlas Iron Ltd., Term Loan B, 8.750%, 12/10/17(a)(f)	8,785,870	3,075,055

Metals/Minerals 0.6%
Atkore International, Inc., 1st Lien Term Loan, 4.500%, 04/09/21(a)(b)	8,771,400	8,464,401
Atkore International, Inc., 2nd Lien Term Loan, 7.750%, 10/09/21(a)(b)	2,000,000	1,870,000
Dynacast International LLC, Term Loan B, 4.500%, 01/28/22(a)(b)	6,952,575	6,939,574
Novelis, Inc., 2015 Term Loan B, 4.000%, 06/02/22(a)(b)	22,469,137	22,346,231

		39,620,206

Mining 1.6%
FMG Resources (August 2006) Pty Ltd., New Term Loan B, 3.750%, 06/30/19(a)(b)(c)	115,766,862	102,559,021

Oil & Gas 3.9%
Alon USA Energy, Inc., Master Limited Partnership Term Loan, 9.250%, 11/26/18(a)(b)	17,928,676	18,018,319
Bronco Midstream Funding LLC, Term Loan B, 5.000%, 08/15/20(a)(b)	19,293,821	18,956,179
Citgo Petroleum Corp., New Term Loan B, 4.500%, 07/29/21(a)(b)	4,780,517	4,776,023
Drillships Financing Holding, Inc., Term Loan B1, 6.000%, 03/31/21(a)(b)	44,540,456	36,226,090
EMG Utica LLC, Term Loan, 4.750%, 03/27/20(a)(b)	23,803,761	23,208,667
Energy Transfer Equity, L.P., New Term Loan, 3.250%, 12/02/19(a)(b)	62,865,000	62,275,955
EP Energy LLC, Term Loan B3, 3.500%, 05/24/18(a)(b)	13,238,964	13,136,362
MEG Energy Corp., Refinance Term Loan, 3.750%, 03/31/20(a)(b)	3,331,345	3,259,954
Obsidian Holdings LLC, Term Loan A, 6.750%, 11/02/15(a)(b)	347,128	347,128
Obsidian Natural Gas Trust, Term Loan, 7.000%, 11/02/15(a)(b)	3,585,014	3,585,014
Offshore Group Investment Ltd., New Term Loan B, 5.000%, 10/25/17(a)(b)(f)	17,231,231	11,999,657
Offshore Group Investment Ltd., Term Loan B, 5.750%, 03/28/19(a)(b)(f)	6,915,800	4,192,704
Petroleum Geo-Services ASA, New Term Loan B, 3.250%, 03/19/21(a)(b)	9,741,654	8,759,403
Sheridan Investment Partners II L.P., Term Loan B, 4.250%, 12/16/20(a)(b)	7,015,434	6,173,582
Sheridan Investment Partners II L.P., Term Loan A, 4.250%, 12/16/20(a)(b)	975,898	858,790
Sheridan Investment Partners II L.P., Term Loan M, 4.250%, 12/16/20(a)(b)	363,956	320,282
TPF Generation Holdings LLC, Term Loan B, 4.750%, 12/29/17(a)(b)	22,409,793	21,457,377
Western Refining, Inc., Term Loan B, 4.250%, 11/12/20(a)(b)	10,089,138	10,038,692

		247,590,178

Packaging & Containers 1.7%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.000%, 12/17/19(a)(b)	7,263,063	7,238,077
Berry Plastics Holding Corporation, Term Loan D, 3.500%, 02/08/20(a)(b)	70,487,017	70,110,616
Caraustar Industries, Inc., Term Loan B, 8.000%, 05/01/19(a)(b)	9,446,192	9,449,026
Reynolds Group Holdings, Inc., New Dollar Term Loan, 4.500%, 12/01/18(a)(b)	21,926,043	21,985,463

		108,783,182

Real Estate 1.1%
Alliant Holdings I, Inc., New Term Loan B, 5.000%, 12/20/19(a)(b)	10,487,690	10,500,800
Continental Building Products LLC, 1st Lien Term Loan, 4.000%, 08/28/20(a)(b)	9,207,431	9,161,394
Four Seasons Holdings, Inc., New 1st Lien Term Loan, 3.500%, 06/27/20(a)(b)	15,167,538	15,167,538
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.250%, 12/27/20(a)(b)	6,565,000	6,565,000

See Notes to Schedules of Portfolio Investments.

Istar Financial, Inc., Add on Term Loan A2, 7.000%, 03/19/17(a)(b)	3,900,196	4,036,703
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.000%, 09/28/20(a)(b)	10,715,492	10,710,991
Realogy Corp., New Term Loan B, 3.750%, 03/05/20(a)(b)	12,572,097	12,536,769

		68,679,195

Retail 8.6%
Albertson’s LLC, Term Loan B2, 5.375%, 03/21/19(a)(b)	28,450,965	28,543,430
BJ’s Wholesale Club, Inc., New 2nd Lien Term Loan, 8.500%, 03/26/20(a)(b)	9,484,201	9,554,005
Capital Automotive LP, New Term Loan B, 4.000%, 04/10/19(a)(b)	36,864,893	36,924,245
Capital Automotive LP, New 2nd Lien Term Loan, 6.000%, 04/30/20(a)(b)	17,805,000	18,055,338
CWGS Group, LLC, Term Loan, 5.250%, 02/20/20(a)(b)	15,564,454	15,629,357
Dollar Tree, Inc., Term Loan B1, 3.500%, 03/09/22(a)(b)	50,105,000	50,063,413
Dollar Tree, Inc., Term Loan B2, 4.250%, 03/09/22(a)(b)	25,055,000	24,961,044
HMK Intermediate Holdings LLC, Term Loan, 5.000%, 03/30/19(a)(b)	8,550,211	8,507,460
Hudson’s Bay Co., 1st Lien Term Loan, 4.750%, 11/04/20(a)(b)	5,800,196	5,808,142
J Crew Group, Inc., New Term Loan B, 4.000%, 03/05/21(a)(b)	22,462,797	19,333,505
J.C. Penney Corporation, Inc., 1st Lien Term Loan, 6.000%, 05/22/18(a)(b)	54,571,415	54,415,341
Jo-Ann Stores, Inc., Term Loan, 4.000%, 03/16/18(a)(b)	14,214,961	13,752,975
Michaels Stores, Inc., Term Loan B, 3.750%, 01/28/20(a)(b)	12,470,500	12,425,481
Neiman Marcus Group, Inc. (The), 2020 Term Loan, 4.250%, 10/25/20(a)(b)	43,133,616	42,837,288
Party City Holdings, Inc., Term Loan, 4.000%-5.250%, 07/27/19(a)(b)	13,935,680	13,903,071
Petco Animal Supplies, Inc., New Term Loan, 4.000%, 11/24/17(a)(b)	8,485,296	8,473,501
PetSmart, Inc., Term Loan B, 4.250%, 03/11/22(a)(b)	31,300,000	31,213,925
Rite Aid Corp., New 2nd Lien Term Loan, 4.875%, 06/21/21(a)(b)	13,350,000	13,345,861
Rite Aid Corp., 2nd Lien Term Loan, 5.750%, 08/21/20(a)(b)	15,855,000	16,003,720
Sears Holding Corporation, Term Loan, 5.500%, 06/30/18(a)(b)	35,636,480	35,101,933
Staples, Inc., Term Loan B, 04/07/21(b)(c)(d)	10,600,000	10,575,726
Supervalu, Inc., Refinance Term Loan B, 4.500%, 03/21/19(a)(b)	19,656,596	19,679,005
Toys ‘R’ Us Property Co. I LLC, New Term Loan B, 6.000%, 08/21/19(a)(b)	30,519,758	28,974,848
Toys ‘R’ Us-Delaware, Inc., Term Loan B3, 5.250%, 05/25/18(a)(b)	936,728	749,382
Toys ‘R’ Us-Delaware, Inc., FILO Term Loan, 8.250%, 10/24/19(a)(b)	3,404,464	3,398,779
Toys ‘R’ Us-Delaware, Inc., FILO CAD Term Loan, 8.250%, 10/24/19(a)(b)	2,745,536	2,740,951
Toys ‘R’ Us-Delaware, Inc., Term Loan B4, 9.750%, 04/24/20(a)(b)	25,410,877	23,769,843

		548,741,569

Semiconductors 1.0%
Freescale Semiconductor, Inc., Term Loan B4, 4.250%, 02/28/20(a)(b)	29,164,663	29,172,829
Semiconductor Components Industries, LLC, Term Loan A, 2.024%, 01/02/18(a)(b)(f)	35,347,777	34,464,083

		63,636,912

Service 0.3%
4L Holdings LLC, 1st Lien Term Loan, 5.500%-6.750%, 05/08/20(a)(b)	1,564,755	1,546,494
First Data Corp., 2015 USD Term Loan, 06/23/22(b)(c)(d)	4,060,000	4,039,700
LS Newco Pty Ltd., USD Term Loan B, 5.500%, 05/21/22(a)(b)	3,550,000	3,563,313
PODS, LLC, 1st Lien Term Loan, 5.250%, 02/02/22(a)(b)	3,516,188	3,533,768
PODS, LLC, 2nd Lien Term Loan, 9.250%, 02/02/23(a)(b)	2,000,000	2,022,500
STG-Fairway Acquisitions, Inc., 2015 1st Lien Term Loan, 06/29/22(b)(c)(d)	3,975,000	3,925,312

		18,631,087

Software 0.1%
Sophia, L.P., 2014 Term Loan B, 4.000%, 07/19/18(a)(b)	9,403,387	9,391,633

Telecommunication Services 10.6%
Altice Financing SA, USD Term Loan, 5.250%, 02/04/22(a)(b)	4,430,000	4,437,398
Altice Financing SA, Delayed Draw Term Loan, 5.500%, 07/02/19(a)(b)(c)	76,739,123	77,295,481
Arris Group, Inc., Term Loan B, 3.250%, 04/17/20(a)(b)	9,910,008	9,881,070
Avaya, Inc., Term Loan B6, 6.500%, 03/30/18(a)(b)	9,557,913	9,499,514
Cequel Communications LLC, Term Loan B, 3.500%, 02/14/19(a)(b)	23,751,485	23,639,378
Charter Communications Operating LLC, Term Loan E, 3.000%, 07/01/20(a)(b)	25,633,926	25,324,268
Cincinnati Bell, Inc., New Term Loan B, 4.000%, 09/10/20(a)(b)	18,654,171	18,638,688
Crown Castle Operating Co., Term Loan B2, 3.000%, 01/31/21(a)(b)	9,079,554	9,021,172

See Notes to Schedules of Portfolio Investments.

CSC Holdings, Inc., New Term Loan B, 2.687%, 04/17/20(a)(b)	25,147,022	24,857,832
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.250%, 12/23/20(a)(b)	27,656,030	26,238,659
DataPipe, Inc., 1st Lien Term Loan, 5.250%, 03/15/19(a)(b)	4,502,009	4,485,126
Evertec Group, LLC, New Term Loan A, 2.687%, 04/17/18(a)(b)	17,136,000	16,793,280
Evertec Group, LLC, New Term Loan B, 3.500%, 04/17/20(a)(b)	4,531,067	4,451,773
Frontier Communications Corp., Unsecured Term Loan, 4.065%, 10/14/16(a)(b)	3,310,387	3,277,283
Intelsat Jackson Holdings S.A., Term Loan B2, 3.750%, 06/30/19(a)(b)	40,098,549	39,756,107
Learfield Communications, Inc., New 1st Lien Term Loan, 4.500%, 10/09/20(a)(b)	7,111,974	7,103,084
Level 3 Financing, Inc., 2015 Term Loan B2, 3.500%, 05/31/22(a)(b)	1,000,000	992,290
Level 3 Financing, Inc., New 2019 Term Loan, 4.000%, 08/01/19(a)(b)	12,285,000	12,285,000
Level 3 Financing, Inc., 2013 Term Loan B, 4.000%, 01/15/20(a)(b)	94,720,000	94,690,637
Liberty Cablevision of Puerto Rico LLC, 2014 1st Lien Term Loan, 4.500%, 01/07/22(a)(b)	8,010,000	7,983,327
Liberty Cablevision of Puerto Rico LLC, 2014 1st Lien Term Loan, 4.500%, 01/07/22(a)(b)(c)	7,050,000	6,979,500
Liberty Cablevision of Puerto Rico LLC, 2014 2nd Lien Term Loan, 7.750%, 07/07/23(a)(b)	4,945,000	4,945,000
Liberty Cablevision of Puerto Rico LLC, 2014 2nd Lien Term Loan, 7.750%, 07/07/23(a)(b)	1,000,000	1,000,000
MCC Iowa LLC, Term Loan H, 3.250%, 01/29/21(a)(b)	12,340,536	12,201,705
MCC Iowa LLC, Term Loan J, 3.750%, 06/30/21(a)(b)	1,772,100	1,766,571
MCC Iowa LLC, Term Loan G, 4.000%, 01/20/20(a)(b)	24,868,019	24,805,849
Media General, Inc., Term Loan B, 4.000%, 07/31/20(a)(b)	14,856,048	14,842,083
NTELOS, Inc., New Term Loan B, 5.750%, 11/09/19(a)(b)	21,326,326	18,660,535
Nuance Communications, Inc., Term Loan C, 2.940%, 08/07/19(a)(b)	5,095,776	5,049,048
Quebecor Media, Inc., Term Loan B1, 3.250%, 08/17/20(a)(b)	32,356,959	31,760,296
Sinclair Television Group, Inc., Term Loan B, 3.000%, 04/09/20(a)(b)	4,638,484	4,616,730
Syniverse Holdings, Inc., Term Loan B, 4.000%, 04/23/19(a)(b)	17,982,042	16,910,672
Telx Group, Inc. (The), 1st Lien Term Loan, 4.500%, 04/09/20(a)(b)	14,023,350	13,953,233
Telx Group, Inc. (The), 2nd Lien Term Loan, 7.500%, 04/09/21(a)(b)	2,000,000	2,000,000
UPC Financing Partnership, USD Term Loan AH, 3.250%, 06/30/21(a)(b)	25,166,632	24,775,543
WMG Acquisition Corp., New Term Loan, 3.750%, 07/01/20(a)(b)	30,256,088	29,769,267
Zayo Group LLC, PIK, Term Loan B, 3.750%, 05/06/21(a)(b)	40,920,918	40,539,945

		675,227,344

Telecommunications 2.2%
CompuCom Systems, Inc., Refinance Term Loan B, 4.250%, 05/11/20(a)(b)	6,671,809	6,171,424
CWC Cayman Finance Ltd., Secured Term Loan, 5.500%, 04/28/17(a)(b)	14,904,783	14,886,152
CWC Cayman Finance Ltd., Unsecured Term Loan, 6.500%, 04/28/17(a)(b)	17,575,000	17,618,938
Integra Telecom, Inc., 2015 1st Lien Term Loan, 5.250%, 08/05/20(a)(b)	12,343,560	12,247,897
LTS Buyer LLC, 1st Lien Term Loan, 4.000%, 04/13/20(a)(b)	18,195,143	18,075,782
Numericable U.S. LLC, USD Term Loan B2, 4.500%, 05/21/20(a)(b)	32,676,106	32,746,033
Numericable U.S. LLC, USD Term Loan B1, 4.500%, 05/21/20(a)(b)	37,769,894	37,850,721

		139,596,947

Transportation 1.0%
Commercial Barge Line Co., 1st Lien Term Loan, 7.500%, 09/23/19(a)(b)	12,946,987	12,922,777
FPC Holdings, Inc., 1st Lien Term Loan, 5.250%, 11/19/19(a)(b)	6,066,818	6,011,185
MPG Holdco I, Inc., USD Term Loan B, 3.750%, 10/20/21(a)(b)	6,676,668	6,654,702
Navios Maritime Midstream Partners L.P., Term Loan B, 5.500%, 05/28/20(a)(b)	2,710,000	2,686,288
Navios Partners Finance (US), Inc., Term Loan B, 5.250%, 06/27/18(a)(b)	12,907,372	12,834,833
Travelport Finance (Luxembourg) S.A.R.L., 2014 Term Loan B, 5.750%, 09/02/21(a)(b)	8,855,500	8,864,975
Visteon Corp., Delayed Draw Term Loan B, 3.500%, 04/09/21(a)(b)	7,746,667	7,721,490
Wabash National Corp., 2015 Term Loan B, 4.250%-5.500%, 03/16/22(a)(b)	6,144,600	6,170,223

		63,866,473

Utilities 2.1%
Calpine Construction Finance Co., L.P., Original Term Loan B1, 3.000%, 05/03/20(a)(b)	22,520,400	22,051,300
Calpine Construction Finance Co., L.P., Original Term Loan B2, 3.250%, 01/31/22(a)(b)	12,521,310	12,324,100
Calpine Corp., Term Loan B5, 3.500%, 05/27/22(a)(b)	16,165,000	16,007,391
EFS Cogen Holdings I LLC, Term Loan B, 3.750%, 12/17/20(a)(b)	5,701,410	5,703,804

See Notes to Schedules of Portfolio Investments.

Empire Generating Co. LLC, Term Loan B, 5.250%, 03/12/21(a)(b)	15,152,246	14,470,395
Empire Generating Co. LLC, Term Loan C, 5.250%, 03/12/21(a)(b)	1,111,304	1,061,296
Exgen Renewables I LLC, Term Loan, 5.250%, 02/08/21(a)(b)	8,201,689	8,283,706
Green Energy Partners/Stonewall LLC, Term Loan B1, 6.500%, 11/13/21(a)(b)	4,475,000	4,518,810
Lonestart Generation LLC, Term Loan B, 5.250%, 02/20/21(a)(b)	11,439,844	11,239,647
Longview Power LLC, Term Loan B, 7.000%, 04/13/21(a)(b)	3,280,000	3,296,400
Polarpak, Inc., USD 1st Lien Canadian Borrower, 4.500%-5.500%, 06/07/20(a)(b)	5,496,507	5,441,542
Power Team Services LLC, Delayed Draw Term Loan, 4.250%, 05/06/20(a)(b)	776,634	774,693
Power Team Services LLC, 1st Lien Term Loan, 4.250%, 05/06/20(a)(b)	14,471,009	14,434,832
Power Team Services LLC, 2nd Lien Term Loan, 7.531%, 11/06/20(a)(b)	7,890,000	7,771,650
Terra-Gen Finance Company, LLC, Term Loan B, 5.250%, 12/09/21(a)(b)	7,057,313	7,039,669

		134,419,235

Wireless Communication 1.2%
Aircell Business Aviation Services, LLC, Term Loan B2, 7.500%, 03/21/18(a)(b)	5,444,216	5,444,216
GOGO LLC, Term Loan, 11.250%, 06/21/17(a)(b)	18,099,692	18,733,181
Lightsquared LP, Term Loan B, 01/01/16(a)(b)(h)	7,236,851	11,434,225
Virgin Media Investment Holdings Ltd., USD Term Loan F, 3.500%, 06/30/23(a)(b)	44,273,621	43,794,137

		79,405,759

Total Bank Loans (Cost $5,889,798,000)		5,792,943,324

Corporate Bonds 5.0%
Auto Manufacturers 0.0%(a)(g)
General Motors Co. Escrow, 7.200%(e)(f)(i)(j)	10,000,000	—
General Motors Co. Escrow, 8.375%(e)(f)(i)(j)	10,000,000	—

		—

Commercial Services 0.1%
Harland Clarke Holdings Corp., 9.250%, 03/01/21(b)	3,330,000	2,913,750
Harland Clarke Holdings Corp., 9.750%, 08/01/18(b)	3,715,000	3,882,175

		6,795,925

Diversified Financial Services 0.0%(g)
NewStar Financial, Inc., 7.250%, 05/01/2(b)	2,000,000	2,052,500

Electric 0.6%
GenOn Energy, Inc., 9.875%, 10/15/20	5,000,000	5,087,500
Glenn Pool Oil & Gas Trust, 6.000%, 08/02/2(b)	32,721,242	33,212,061

		38,299,561

Gas 0.2%
Altice US Finance SA, 7.750%, 07/15/25(b)	10,960,000	10,521,600

Healthcare - Services 0.3%
Tenet Healthcare Corp., 3.786%, 06/15/20(a)(b)	2,275,000	2,294,906
Tenet Healthcare Corp., 6.750%, 06/15/23(b)	8,500,000	8,670,000
Tenet Healthcare Corp., 8.125%, 04/01/22	10,000,000	10,935,000

		21,899,906

Internet 0.2%
Zayo Group LLC/Zayo Capital, Inc., 6.000%, 04/01/23(b)	11,100,000	10,963,470

Media 1.2%
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21(b)	3,995,000	3,627,959
DISH DBS Corp., 5.000%, 03/15/23	25,235,000	23,342,375
DISH DBS Corp., 5.125%, 05/01/20	3,590,000	3,630,388
iHeartCommunications, Inc., 9.000%, 12/15/19	10,353,000	9,866,409
Numericable-SFR, 6.000%, 05/15/22(b)	6,000,000	5,913,750
Numericable-SFR, 6.250%, 05/15/24(b)	6,000,000	5,902,500
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.250%, 07/15/19	14,000,000	14,945,000

See Notes to Schedules of Portfolio Investments.

WideOpenWest Finance LLC/WideOpenWest Capital Corp., 13.375%, 10/15/19	9,170,000	9,972,375

		77,200,756

Oil & Gas 0.3%
Citgo Holding, Inc., 10.750%, 02/15/20(b)	2,400,000	2,454,000
Halcon Resources Corp., 8.875%, 05/15/21	5,435,000	3,573,513
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	10,000,000	8,202,100
SandRidge Energy, Inc., 8.750%, 06/01/20(b)	2,000,000	1,815,000

		16,044,613

Pharmaceuticals 0.4%
Valeant Pharmaceuticals International, Inc., 5.500%, 03/01/23(b)	3,000,000	3,030,000
VRX Escrow Corp., 5.375%, 03/15/20(b)	8,620,000	8,900,150
VRX Escrow Corp., 5.875%, 05/15/23(b)	5,920,000	6,068,000
VRX Escrow Corp., 6.125%, 04/15/25(b)	8,620,000	8,867,825

		26,865,975

Telecommunication Services 1.7%
Altice Financing SA, 6.500%, 01/15/22(b)	1,675,000	1,675,000
Altice US Finance I Corp., 5.375%, 07/15/23(b)	9,550,000	9,311,250
Altice US Finance II Corp., 7.750%, 07/15/25(b)	10,960,000	10,631,200
B Communications Ltd., 7.375%, 02/15/21(b)	6,800,000	7,293,000
Level 3 Financing, Inc., 6.125%, 01/15/21	3,750,000	3,932,625
NII Capital Corp., 7.625%, 04/01/21(e)	10,000,000	2,450,000
Sprint Capital Corp., 6.875%, 11/15/28	2,000,000	1,720,000
Sprint Capital Corp., 8.750%, 03/15/32(k)	1,700,000	1,653,250
Sprint Corp., 7.875%, 09/15/23	9,000,000	8,777,700
T-Mobile USA, Inc., 6.125%, 01/15/22	4,000,000	4,130,000
T-Mobile USA, Inc., 6.250%, 04/01/21	3,945,000	4,043,625
T-Mobile USA, Inc., 6.542%, 04/28/20	3,125,000	3,271,844
T-Mobile USA, Inc., 6.633%, 04/28/21	5,355,000	5,555,812
Trilogy International Partners LLC/Trilogy International Finance, Inc., 10.250%, 08/15/16(b)	14,533,000	14,378,587
Wind Acquisition Finance SA, 7.375%, 04/23/21(b)	28,500,000	28,820,625

		107,644,518

Total Corporate Bonds (Cost $321,522,312)		318,288,824

Convertible Preferred Stock 0.1%
Telecommunication Services 0.1%
Frontier Communications Corp., 11.125%, 06/29/18	33,335	3,330,166

Total Convertible Preferred Stock (Cost $3,333,500)		3,330,166

Municipal Bonds 0.2%
Puerto Rico 0.2%
Commonwealth of Puerto Rico, Series A, GO, 8.000%, 07/01/35	14,430,000	9,776,469
Puerto Rico Sales Tax Financing Corp., Series A, RB, 6.500%, 08/01/44	5,125,000	2,634,199
Puerto Rico Sales Tax Financing Corp., Series C, RB, 5.250%, 08/01/41	3,285,000	1,560,408

Total Municipal Bonds (Cost $20,375,561)		13,971,076

Preferred Stock 0.0%(g)
Banks 0.0%(g)
GMAC Capital Trust I, Series 2, 8.125%(a)	94,025	2,442,769

Total Preferred Stock (Cost $2,350,625)		2,442,769

Common Stocks 0.1%
Energy-Alternate Sources 0.0%(g)
Aventine Renewable Energy Holdings, Inc.*(f)	69,037	862,962

See Notes to Schedules of Portfolio Investments.

Telecommunication Services 0.1%
NII Holding, Inc.*	182,315	3,076,566

Total Common Stocks (Cost $11,277,787)		3,939,528

Money Market Fund 3.8%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.11%(l)	319	319
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(l)	246,615,247	246,615,247

Total Money Market Fund (Cost $246,615,566)		246,615,566

Total Investments (Cost $6,495,273,351) — 100.0%		6,381,531,253
Liabilities in Excess of Other Assets — (0.0)%(g)		(1,318,001)

Net Assets — 100.0%		$6,380,213,252

*	Non-income producing security.
(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2015.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 93.8% of net assets as of June 30, 2015.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.
(e)	Security is in default.
(f)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(g)	Less than 0.05% of Net Assets.
(h)	Bankrupt issuer.
(i)	Valued at fair value using procedures approved by the Board of Trustees (See Note 2(a)). Fair valued securities held by the Fund represent 0 % of net assets as of June 30, 2015.
(j)	Perpetual maturity.
(k)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(l)	Rate disclosed, the 7 day net yield, is as of June 30, 2015.

Investment Abbreviations

ADS	– American Depositary Shares
GO	– General Obligation
PIK	– Payment in-kind
RB	– Revenue Bond

As of June 30, 2015, the Fund had the following unfunded loan commitments:

Borrower	Unfunded Commitments	Unrealized Appreciation
Green Energy Partners/Stonewall LLC	$1,000,000	$572

The commitments are available until the maturity date of the respective security.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2015

(Unaudited)

Seix High Yield Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 4.5%
Energy 1.1%
Azure Midstream Energy LLC, Term Loan B, 7.500%, 11/15/18(a)(b)	1,569,717	1,557,944
CITGO Holding, Inc., 2015 Term Loan B, 9.500%, 05/12/18(a)(b)	2,288,500	2,293,077
Templar Energy LLC, New 2nd Lien Term Loan, 8.500%, 11/25/20(a)(b)	5,525,271	4,055,550

		7,906,571

Health Care 0.3%
inVentiv Health, Inc., Term Loan B4, 7.750%, 05/15/18(a)(b)	2,120,000	2,122,650

Insurance 0.7%
Asurion LLC, New Term Loan B1, 5.000%, 05/24/19(a)(b)	4,612,797	4,620,500

Mining 0.5%
FMG Resources (August 2006) Pty Ltd., New Term Loan B, 3.750%, 06/30/19(a)(b)	3,890,203	3,446,369

Retail 1.9%
J.C. Penney Corporation, Inc., 1st Lien Term Loan, 6.000%, 05/22/18(a)(b)	4,247,990	4,235,841
Sears Holding Corporation, Term Loan, 5.500%, 06/30/18(a)(b)	4,311,103	4,246,436
Toys ‘R’ Us-Delaware, Inc., Term Loan B4, 9.750%, 04/24/20(a)(b)	5,135,757	4,804,090

		13,286,367

Total Bank Loans (Cost $32,909,750)		31,382,457

Corporate Bonds 79.7%
Aerospace/Defense 0.7%
Ducommun, Inc., 9.750%, 07/15/18	2,280,000	2,402,664
Triumph Group, Inc., 5.250%, 06/01/22	2,570,000	2,537,875

		4,940,539

Airlines 1.8%
Air Canada, 6.750%, 10/01/19(b)	3,325,000	3,524,500
American Airlines Pass Through Trust, Series 2013-2, Cl B, 5.600%, 07/15/20(b)	3,696,161	3,825,526
United Airlines Pass Through Trust, Series 2014-1, Cl B, 4.750%, 04/11/22	3,420,000	3,479,850
VistaJet Malta Finance PLC/VistaJet Co. Finance LLC, 7.750%, 06/01/20(b)	1,850,000	1,776,000

		12,605,876

Banks 1.8%
CIT Group, Inc., 5.375%, 05/15/20	6,152,000	6,413,460
Goldman Sachs Group, Inc. (The), Series M, 5.375%(a)(c)	1,750,000	1,728,825
Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21(b)	4,320,000	4,125,600

		12,267,885

Building Materials 2.1%
Cemex Finance LLC, 9.375%, 10/12/22(b)	7,230,000	8,052,412
Cemex SAB de CV, 5.700%, 01/11/25(b)	1,795,000	1,711,892
Cemex SAB de CV, 7.250%, 01/15/21(b)	1,155,000	1,218,756
USG Corp., 5.875%, 11/01/21(b)	3,385,000	3,562,712

		14,545,772

Chemicals 0.9%
Chemours Co. (The), 7.000%, 05/15/25(b)(d)	2,190,000	2,124,300
Nufarm Australia Ltd., 6.375%, 10/15/19(b)	2,480,000	2,535,800
Univar, Inc., 6.750%, 07/15/23(b)	1,755,000	1,772,550

		6,432,650

See Notes to Schedules of Portfolio Investments.

Coal 0.8%
CONSOL Energy, Inc., 5.875%, 04/15/22	3,915,000	3,327,750
Natural Resource Partners LP/NRP Finance Corp., 9.125%, 10/01/18	1,840,000	1,628,400
Peabody Energy Corp., 10.000%, 03/15/22(b)(d)	1,496,000	927,520

		5,883,670

Commercial Services 5.3%
Alliance Data Systems Corp., 5.375%, 08/01/22(b)	2,910,000	2,866,350
Cenveo Corp., 6.000%, 08/01/19(b)	3,075,000	2,890,500
Harland Clarke Holdings Corp., 6.875%, 03/01/20(b)	5,195,000	4,987,200
Harland Clarke Holdings Corp., 9.750%, 08/01/18(b)	7,474,000	7,810,330
Hertz Corp. (The), 5.875%, 10/15/20	3,170,000	3,209,625
Hertz Corp. (The), 6.750%, 04/15/19	1,972,000	2,034,907
Prospect Medical Holdings, Inc., 8.375%, 05/01/19(b)	3,675,000	3,909,832
Quad/Graphics, Inc., 7.000%, 05/01/22	3,530,000	3,432,925
TMS International Corp., 7.625%, 10/15/21(b)(e)	8,591,000	8,376,225

		36,651,544

Computers 0.4%
j2 Global, Inc., 8.000%, 08/01/20	2,360,000	2,548,800

Diversified Financial Services 8.9%
Alliance Data Services Corp., 5.375%, 08/01/22(b)	2,910,000	2,866,350
Ally Financial, Inc., 4.125%, 03/30/20	1,185,000	1,182,772
Ally Financial, Inc., 5.125%, 09/30/24	1,780,000	1,784,450
Ally Financial, Inc., 7.500%, 09/15/20	5,201,000	6,059,165
Ally Financial, Inc., 8.000%, 03/15/20	5,673,000	6,679,957
Community Choice Financial, Inc., 10.750%, 05/01/19	1,540,000	787,325
DFC Finance Corp., 10.500%, 06/15/20(b)	4,425,000	3,351,937
Enova International, Inc., 9.750%, 06/01/21	1,370,000	1,294,650
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 08/01/20	5,100,000	5,265,750
ILFC E-Capital Trust I, 4.690%, 12/21/65(a)(b)	6,750,000	6,689,250
International Lease Finance Corp., 8.250%, 12/15/20	3,000,000	3,562,500
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20(b)	2,515,000	2,470,988
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 07/01/21	4,115,000	3,832,094
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 06/01/22	3,435,000	3,138,731
Nationstar Mortgage LLC/Nationstar Capital Corp., 7.875%, 10/01/20	1,085,000	1,082,288
Navient Corp., 4.875%, 06/17/19, MTN	2,000,000	1,980,000
Navient Corp., 5.000%, 10/26/20	1,690,000	1,656,200
NewStar Financial, Inc., 7.250%, 05/01/20(b)	2,185,000	2,242,356
Quicken Loans, Inc., 5.750%, 05/01/25(b)(d)	2,215,000	2,120,863
SquareTwo Financial Corp., 11.625%, 04/01/17(d)	2,530,000	1,859,550
Walter Investment Management Corp., 7.875%, 12/15/21(d)	2,670,000	2,476,425

		62,383,601

Electric 2.8%
Dynegy, Inc., 5.875%, 06/01/23	1,628,000	1,591,370
Dynegy, Inc., 6.750%, 11/01/19(b)	1,700,000	1,768,850
Dynegy, Inc., 7.375%, 11/01/22(b)	2,315,000	2,424,962
Dynegy, Inc., 7.625%, 11/01/24(b)	2,500,000	2,643,750
GenOn Energy, Inc., 9.875%, 10/15/20	4,804,000	4,888,070
NRG Energy, Inc., 6.250%, 05/01/24	4,160,000	4,128,800
NRG Energy, Inc., 7.875%, 05/15/21	2,155,000	2,295,075

		19,740,877

Engineering & Construction 0.4%
Aguila 3 SA, 7.875%, 01/31/18(b)	2,625,000	2,598,750

See Notes to Schedules of Portfolio Investments.

Entertainment 1.0%
Gibson Brands, Inc., 8.875%, 08/01/18(b)	3,607,000	3,643,070
Greektown Holdings LLC/Greektown Mothership Corp., 8.875%, 03/15/19(b)	3,375,000	3,543,750

		7,186,820

Food 2.5%
JBS USA LLC/JBS USA Finance, Inc., 5.750%, 06/15/25(b)	1,850,000	1,828,633
Pilgrim’s Pride Corp., 5.750%, 03/15/25(b)	1,730,000	1,747,300
Post Holdings, Inc., 6.750%, 12/01/21(b)	4,140,000	4,140,000
Post Holdings, Inc., 7.375%, 02/15/22	6,230,000	6,339,025
SUPERVALU, Inc., 7.750%, 11/15/22	2,985,000	3,132,384

		17,187,342

Forest Products & Paper 0.4%
Resolute Forest Products, Inc., 5.875%, 05/15/23	3,447,000	3,136,770

Gas 0.3%
NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	2,029,000	2,023,928

Healthcare - Products 1.1%
Hologic, Inc., 5.250%, 07/15/22(b)	664,000	678,110
Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	4,450,000	4,750,464
Teleflex, Inc., 5.250%, 06/15/24	2,123,000	2,149,962

		7,578,536

Healthcare - Services 2.7%
HCA Holdings, Inc., 6.250%, 02/15/21	3,188,000	3,435,070
HCA, Inc., 6.500%, 02/15/20	3,195,000	3,570,412
Tenet Healthcare Corp., 6.000%, 10/01/20	2,695,000	2,873,544
Tenet Healthcare Corp., 6.750%, 06/15/23(b)	7,705,000	7,859,100
WellCare Health Plans, Inc., 5.750%, 11/15/20	1,250,000	1,300,000

		19,038,126

Holding Companies-Diversified 0.3%
Argos Merger Sub, Inc., 7.125%, 03/15/23(b)	2,280,000	2,388,300

Home Builders 1.6%
DR Horton, Inc., 4.000%, 02/15/20	5,260,000	5,232,122
Shea Homes LP/Shea Homes Funding Corp., 5.875%, 04/01/23(b)	1,755,000	1,776,937
Shea Homes LP/Shea Homes Funding Corp., 6.125%, 04/01/25(b)	1,755,000	1,768,163
Standard Pacific Corp., 5.875%, 11/15/24	2,230,000	2,296,900

		11,074,122

Household Products/Wares 0.4%
Century Intermediate Holding Co. 2, PIK, 9.750%, 02/15/19(b)	1,368,000	1,422,720
Spectrum Brands, Inc., 5.750%, 07/15/25(b)	1,120,000	1,136,800

		2,559,520

Insurance 1.1%
Assured Guaranty Municipal Holdings, Inc., 6.400%, 12/15/66(a)(b)	2,795,000	2,277,925
Assured Guaranty US Holdings, Inc., Series A, 6.400%, 12/15/66(a)(d)	1,827,000	1,443,330
Sirius International Group Ltd., 7.506%(a)(b)(c)	3,570,000	3,730,650

		7,451,905

Iron/Steel 0.7%
ArcelorMittal, 5.125%, 06/01/20(d)	1,085,000	1,099,919
ArcelorMittal, 6.125%, 06/01/25	1,085,000	1,081,609
Steel Dynamics, Inc., 5.125%, 10/01/21	1,380,000	1,382,760
Steel Dynamics, Inc., 5.500%, 10/01/24	1,335,000	1,335,000

		4,899,288

Leisure Time 0.6%
NCL Corp. Ltd., 5.250%, 11/15/19(b)	1,285,000	1,315,519
Viking Cruises Ltd., 8.500%, 10/15/22(b)	2,825,000	3,135,750

		4,451,269

See Notes to Schedules of Portfolio Investments.

Lodging 0.6%
Caesars Entertainment Resort Properties LLC, 8.000%, 10/01/20	1,785,000	1,681,256
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(b)(e)	2,690,000	2,568,950

		4,250,206

Media 6.4%
Block Communications, Inc., 7.250%, 02/01/20(b)	3,260,000	3,325,200
Cable One, Inc., 5.750%, 06/15/22(b)	2,185,000	2,212,312
CCO Holdings LLC/Cap Corp., 5.250%, 09/30/22	1,015,000	999,775
CCO Holdings LLC/Cap Corp., 5.750%, 09/01/23	2,485,000	2,489,659
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21(b)	3,610,000	3,278,331
DISH DBS Corp., 5.125%, 05/01/20	2,455,000	2,482,619
DISH DBS Corp., 5.875%, 07/15/22(e)	4,915,000	4,816,700
DISH DBS Corp., 6.750%, 06/01/21	2,335,000	2,434,237
Lee Enterprises, Inc., 9.500%, 03/15/22(b)	2,160,000	2,197,800
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21	2,790,000	3,069,000
Numericable-SFR, 6.000%, 05/15/22(b)	2,830,000	2,789,319
Numericable-SFR, 6.250%, 05/15/24(b)	2,045,000	2,011,769
Sinclair Television Group, Inc., 5.625%, 08/01/24(b)	2,735,000	2,673,462
Sirius XM Radio, Inc., 6.000%, 07/15/24(b)	2,595,000	2,620,950
Townsquare Media, Inc., 6.500%, 04/01/23(b)	1,765,000	1,747,350
Tribune Media Co., 5.875%, 07/15/22(b)	553,000	557,148
Univision Communications, Inc., 5.125%, 05/15/23(b)	1,655,000	1,605,350
Univision Communications, Inc., 6.750%, 09/15/22(b)	1,495,000	1,580,963
VTR Finance BV, 6.875%, 01/15/24(b)	2,000,000	2,043,700

		44,935,644

Mining 1.9%
First Quantum Minerals Ltd., 6.750%, 02/15/20(b)(d)	2,800,000	2,709,000
First Quantum Minerals Ltd., 7.000%, 02/15/21(b)	1,710,000	1,635,188
FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19(b)(d)	2,370,000	1,999,687
FMG Resources August 2006 Pty Ltd., 9.750%, 03/01/22(b)	3,550,000	3,665,375
Imperial Metals Corp., 7.000%, 03/15/19(b)(d)	3,554,000	3,438,495

		13,447,745

Miscellaneous Manufacturer 0.8%
Bombardier, Inc., 7.500%, 03/15/25(b)	4,455,000	4,042,913
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.750%, 05/01/22(b)	1,450,000	1,479,000

		5,521,913

Oil & Gas 6.4%
Antero Resources Corp., 5.125%, 12/01/22	3,550,000	3,354,750
Antero Resources Corp., 6.000%, 12/01/20	1,010,000	1,015,050
CHC Helicopter SA, 9.250%, 10/15/20(d)	3,591,000	2,612,453
Chesapeake Energy Corp., 6.875%, 11/15/20	3,555,000	3,466,125
CITGO Petroleum Corp., 6.250%, 08/15/22(b)	2,550,000	2,505,375
EP Energy LLC/Everest Acquisition Finance, Inc., 7.750%, 09/01/22	2,330,000	2,446,500
EP Energy LLC/Everest Acquisition Finance, Inc., 9.375%, 05/01/20	715,000	764,121
Hilcorp Energy I LP/Hilcorp Finance Co., 5.000%, 12/01/24(b)	3,640,000	3,413,228
Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	2,020,000	1,924,050
KCA Deutag UK Finance PLC, 7.250%, 05/15/21(b)	2,670,000	2,216,100
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	3,775,000	3,096,293
MEG Energy Corp., 6.375%, 01/30/23(b)	955,000	883,375
Offshore Drilling Holding SA, 8.625%, 09/20/20(b)	2,020,000	1,807,900
Petrobras Global Finance BV, 7.875%, 03/15/19	1,665,000	1,768,580
Precision Drilling Corp., 5.250%, 11/15/24	2,167,000	1,885,290

See Notes to Schedules of Portfolio Investments.

SandRidge Energy, Inc., 8.750%, 06/01/20(b)(d)	1,460,000	1,324,950
Seven Generations Energy Ltd., 6.750%, 05/01/23(b)	1,753,000	1,748,617
United Refining Co., 10.500%, 02/28/18	4,664,000	4,897,200
Whiting Petroleum Corp., 6.250%, 04/01/23(b)	3,495,000	3,468,787

		44,598,744

Oil & Gas Services 0.3%
FTS International, Inc., 7.783%, 06/15/20(a)(b)	1,755,000	1,746,379

Pharmaceuticals 3.1%
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.000%, 07/15/23(b)(f)	1,450,000	1,482,625
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.000%, 02/01/25(b)	3,100,000	3,150,375
Grifols Worldwide Operations Ltd., 5.250%, 04/01/22	2,530,000	2,536,325
Valeant Pharmaceuticals International, 7.000%, 10/01/20(b)	3,900,000	4,056,000
Valeant Pharmaceuticals International, Inc., 5.500%, 03/01/23(b)	3,260,000	3,292,600
VRX Escrow Corp., 5.375%, 03/15/20(b)	2,290,000	2,364,425
VRX Escrow Corp., 5.875%, 05/15/23(b)	2,330,000	2,388,250
VRX Escrow Corp., 6.125%, 04/15/25(b)	2,280,000	2,345,550

		21,616,150

Pipelines 3.9%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22	3,725,000	3,799,500
Energy Transfer Equity LP, 5.875%, 01/15/24	2,235,000	2,317,695
Energy Transfer Equity LP, 7.500%, 10/15/20	3,170,000	3,574,175
Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	7,085,000	7,226,700
Sabine Pass Liquefaction LLC, 5.625%, 04/15/23	4,460,000	4,444,658
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 05/01/23	2,064,000	2,043,360
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/19(b)	2,256,000	2,340,600
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/22(b)	1,276,000	1,320,660

		27,067,348

Real Estate 1.1%
Howard Hughes Corp., 6.875%, 10/01/21(b)	7,565,000	8,018,900

Real Estate Investment Trust 0.5%
iStar Financial, Inc., 5.000%, 07/01/19	3,230,000	3,185,588

Retail 3.5%
Family Tree Escrow LLC, 5.750%, 03/01/23(b)	2,760,000	2,884,200
Guitar Center, Inc., 6.500%, 04/15/19(b)(d)	3,608,000	3,301,320
Limited Brands, Inc., 6.625%, 04/01/21	5,215,000	5,733,267
Rite Aid Corp., 6.125%, 04/01/23(b)	3,175,000	3,270,250
Sears Holdings Corp., 6.625%, 10/15/18(d)	7,115,000	6,794,825
Toys R Us Property Co. II LLC, 8.500%, 12/01/17(d)	2,135,000	2,144,394

		24,128,256

Semiconductors 0.8%
Micron Technology, Inc., 5.250%, 08/01/23(b)	1,720,000	1,649,050
Micron Technology, Inc., 5.625%, 01/15/26(b)	1,120,000	1,034,600
Micron Technology, Inc., 5.875%, 02/15/22	2,600,000	2,645,500

		5,329,150

Software 0.3%
Audatex North America, Inc., 6.000%, 06/15/21(b)	1,832,000	1,882,380

Telecommunication Services 10.0%
Altice Financing SA, 6.500%, 01/15/22(b)	3,330,000	3,330,000
Altice Financing SA, 6.625%, 02/15/23(b)	2,510,000	2,491,928
Altice Finco SA, 7.625%, 02/15/25(b)(d)	1,675,000	1,608,000
Avaya, Inc., 7.000%, 04/01/19(b)	2,665,000	2,605,038

See Notes to Schedules of Portfolio Investments.

Avaya, Inc., 9.000%, 04/01/19(b)(d)	2,565,000	2,616,300
CenturyLink, Inc., Series V, 5.625%, 04/01/20	2,075,000	2,077,594
DigitalGlobe, Inc., 5.250%, 02/01/21(b)	2,685,000	2,627,944
Intelsat Jackson Holdings SA, 7.500%, 04/01/21	8,300,000	8,206,625
Level 3 Financing, Inc., 6.125%, 01/15/21	5,500,000	5,767,850
Level 3 Financing, Inc., 8.625%, 07/15/20(e)	6,990,000	7,470,213
Sprint Capital Corp., 6.875%, 11/15/28(e)	9,110,000	7,834,600
Sprint Capital Corp., 8.750%, 03/15/32(e)	3,880,000	3,773,300
Sprint Corp., 7.875%, 09/15/23	1,040,000	1,014,312
T-Mobile USA, Inc., 6.633%, 04/28/21	4,865,000	5,047,437
ViaSat, Inc., 6.875%, 06/15/20	5,985,000	6,314,175
Wind Acquisition Finance SA, 7.375%, 04/23/21(b)	6,685,000	6,760,206

		69,545,522

Textiles 0.0%
AVINTIV Specialty Materials Inc., 7.750%, 02/01/19	1,308,000	1,347,240

Transportation 1.4%
Eletson Holdings, 9.625%, 01/15/22(b)	2,155,000	2,101,125
Florida East Coast Holdings Corp., 6.750%, 05/01/19(b)	3,035,000	3,042,587
Hornbeck Offshore Services, Inc., 5.000%, 03/01/21	4,045,000	3,478,700

		8,622,412

Trucking & Leasing 0.2%
Flexi-Van Leasing, Inc., 7.875%, 08/15/18(b)	1,600,000	1,624,000

Total Corporate Bonds (Cost $558,639,511)		556,443,467

Convertible Preferred Stock 0.3%
Telecommunication Services 0.3%
T-Mobile US, Inc., 5.500%, 12/15/17	24,985	1,686,487

Total Convertible Preferred Stock (Cost $1,249,250)		1,686,487

Common Stock 0.4%
Telecommunication Services 0.4%
NII Holding, Inc.*	174,598	2,946,341

Total Common Stock (Cost $2,946,341)		2,946,341

Money Market Funds 17.7%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(g)	92,112,066	92,112,066
State Street Institutional US Government Money Market Fund, Institutional Class, 0.00%(g)(h)	31,413,955	31,413,955

Total Money Market Funds (Cost $123,526,021)		123,526,021

Total Investments (Cost $719,270,873) — 102.6%		715,984,773
Liabilities in Excess of Other Assets — (2.6)%		(17,862,240)

Net Assets — 100.0%		$698,122,533

*	Non-income producing security.
(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2015.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 44.3% of net assets as of June 30, 2015.
(c)	Perpetual maturity.
(d)	The security or a partial position of the security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015 was $32,340,279.
(e)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(f)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(g)	Rate disclosed, the 7 day net yield, is as of June 30, 2015.
(h)	Purchased with cash collateral held from securities lending. The total value of the collateral held by the Fund was $33,601,268. The total value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,187,313. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015 (See Note 2(i)).

See Notes to Schedules of Portfolio Investments.

Investment Abbreviations

MTN	– Medium Term Note
PIK	– Payment in-kind

At June 30, 2015, the Fund’s open credit default swap contracts were as follows:

Centrally Cleared Credit Default Swap Contracts – Sell Protection

Underlying Instrument	Broker (Exchange)	Notional Amount	Fixed Rate	Expiration Date	Implied Credit Spread*	Value	Unrealized Appreciation
CDX.NA.HY.23	JPMorgan (CME)	$19,400,000	5.000%	12/20/19	3.092%	$1,480,006	$118,677

The notional amount represents the maximum potential amount the Fund could be required to pay as seller of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in CDX.NA.HY.23.

The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at June 30, 2015.

*	Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2015

(Unaudited)

Short-Term Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 10.6%
Auto Floor Plan 0.6%
Mercedes-Benz Master Owner Trust, Series 2012-AA, Cl A, 0.790%, 11/15/17(a)	300,000	300,318

Automobiles 2.4%
AmeriCredit Automobile Receivables Trust, Series 2014-2, Cl A2A, 0.540%, 10/10/17	159,898	159,818
California Republic Auto Receivables Trust, Series 2014-1, Cl A3, 0.850%, 05/15/18	235,000	235,116
Ford Credit Auto Owner Trust, Series 2014-A, Cl A3, 0.790%, 05/15/18	610,000	609,868
Nissan Auto Lease Trust, Series 2015-A, Cl A2A, 0.990%, 11/15/17	245,000	244,976

		1,249,778

Credit Card 4.7%
BA Credit Card Trust, Series 2015-A2, Cl A, 1.360%, 09/15/20	490,000	488,339
Cabela’s Master Credit Card Trust, Series 2014-1, Cl A, 0.536%, 03/16/20(b)	627,000	627,219
Capital One Multi-Asset Execution Trust, Series 2014-A5, Cl A, 1.480%, 07/15/20	325,000	326,672
Capital One Multi-Asset Execution Trust, Series 2015-A1, Cl A, 1.390%, 01/15/21	312,000	311,272
Chase Issuance Trust, Series 2014-A7, Cl A, 1.380%, 11/15/19	500,000	501,040
Discover Card Execution Note Trust, Series 2013-A1, Cl A1, 0.486%, 08/17/20(b)	272,000	271,956

		2,526,498

Other 2.3%
AEP Texas Central Transition Funding III LLC, Series 2012-1, Cl A1, 0.880%, 12/01/18	322,836	322,358
Centerpoint Energy Transition Bond Co. II LLC, Series 2005-A, Cl A4, 5.170%, 08/01/19	111,231	115,612
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Cl A1, 0.901%, 04/15/18	215,282	215,340
FPL Recovery Funding LLC, Series 2007-A, Cl A3, 5.127%, 08/01/17	18,741	18,813
Ohio Phase-In-Recovery Funding LLC, Series 2013-1, Cl A1, 0.958%, 07/01/18	539,144	539,333
Oncor Electric Delivery Transition Bond Co. LLC, Series 2004-1, Cl A3, 5.290%, 05/15/18	30,321	31,173

		1,242,629

Student Loan Asset Backed Securities 0.6%
SLM Student Loan Trust, Series 2013-1, Cl A2, 0.437%, 09/25/19(b)	315,793	315,294
SLM Student Loan Trust, Series 2013-5, Cl A1, 0.447%, 05/25/18(b)	2,528	2,528

		317,822

Total Asset-Backed Securities (Cost $5,634,841)		5,637,045

Collateralized Mortgage Obligations 13.5%
Agency Collateralized Mortgage Obligations 0.7%
Federal Home Loan Mortgage Corporation
Series 3772, Cl HE, REMIC, 2.500%, 10/15/18	110,681	112,592

Federal National Mortgage Association
Series 2010-153, Cl AB, REMIC, 2.000%, 11/25/18	175,551	177,931
Series 2010-153, Cl AC, REMIC, 2.000%, 11/25/18	114,108	115,808

		293,739

		406,331

See Notes to Schedules of Portfolio Investments.

Agency Collateralized Planned Amortization Class Mortgage Obligations 0.2%
Federal Home Loan Mortgage Corporation

Series 3864, Cl KM, REMIC, 3.000%, 02/15/41	84,967	87,633

Commercial Mortgage Backed Securities 12.6%
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Cl A1, 0.685%, 09/10/45	46,074	46,038

Commercial Mortgage Trust
Series 2005-C6, Cl AJ, 5.209%, 06/10/44(b)	335,000	335,864
Series 2012-9W57, Cl A, 2.365%, 02/10/29(a)	500,000	508,032
Series 2013-CR9, Cl A1, 1.344%, 07/10/45	428,334	428,675

		1,272,571

Credit Suisse Commercial Mortgage Trust
Series 2006-C5, Cl A3, 5.311%, 12/15/39	542,314	560,669

GS Mortgage Securities Trust
Series 2011-GC5, Cl A2, 2.999%, 08/10/44	305,000	310,299
Series 2012-GCJ7, Cl A2, 2.318%, 05/10/45	385,000	391,018
Series 2013-GC14, Cl A1, 1.217%, 08/10/46	64,146	64,249

		765,566

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C2, Cl A2, 3.616%, 11/15/43(a)	780,000	814,501
Series 2013-C13, Cl A1, 1.303%, 01/15/46	404,744	406,037

		1,220,538

LB-UBS Commercial Mortgage Trust
Series 2006-C7, Cl A3, 5.347%, 11/15/38	365,000	381,091

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Cl A1, 1.313%, 10/15/46	482,647	481,816
Series 2014-C14, Cl A1, 1.250%, 02/15/47	142,560	141,858

		623,674

Morgan Stanley Capital I Trust
Series 2012-C4, Cl A3, 2.991%, 03/15/45	196,000	201,351

Wachovia Bank Commercial Mortgage Trust
Series 2005-C22, Cl A4, 5.448%, 12/15/44(b)	238,028	238,324

WFRBS Commercial Mortgage Trust
Series 2012-C10, Cl A2, 1.765%, 12/15/45	600,000	603,959
Series 2012-C8, Cl A2, 1.881%, 08/15/45	785,731	792,884

		1,396,843

		6,706,665

Total Collateralized Mortgage Obligations (Cost $7,196,821)		7,200,629

Corporate Bonds 39.7%
Aerospace/Defense 2.4%
Boeing Co. (The), 0.403%, 10/30/17(b)	530,000	530,287
Harris Corp., 1.999%, 04/27/18	368,000	366,928
L-3 Communications Corp., 1.500%, 05/28/17	379,000	376,398

		1,273,613

Auto Manufacturers 0.8%
PACCAR Financial Corp., 0.879%, 12/06/18, MTN(b)	200,000	200,795
PACCAR Financial Corp., 1.450%, 03/09/18, MTN	239,000	238,837

		439,632

See Notes to Schedules of Portfolio Investments.

Banks 12.0%
Bank of America Corp., 3.625%, 03/17/16, MTN	835,000	850,448
Citigroup, Inc., 1.350%, 03/10/17	541,000	540,776
Credit Suisse New York, 1.375%, 05/26/17, MTN	845,000	844,373
Fifth Third Bank, 0.900%, 02/26/16	215,000	215,207
Goldman Sachs Group, Inc. (The), 5.950%, 01/18/18	783,000	860,739
ING Bank NV, 1.800%, 03/16/18(a)	414,000	414,257
JPMorgan Chase & Co., 6.125%, 06/27/17	558,000	603,430
Lloyds Bank PLC, 1.750%, 05/14/18	543,000	542,455
Morgan Stanley, 5.375%, 10/15/15	410,000	415,367
UBS AG/Stamford CT, 1.800%, 03/26/18, MTN	383,000	382,430
Wells Fargo & Co., 1.250%, 07/20/16	740,000	743,136

		6,412,618

Commercial Services 1.2%
ERAC USA Finance LLC, 1.400%, 04/15/16(a)	632,000	633,083

Computers 0.5%
Apple, Inc., 1.050%, 05/05/17	266,000	266,796

Diversified Financial Services 3.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 2.750%, 05/15/17(a)	150,000	149,063
American Express Credit Corp., 1.300%, 07/29/16	916,000	918,913
General Electric Capital Corp., 2.450%, 03/15/17, MTN	766,000	783,961

		1,851,937

Electric 0.3%
Duke Energy Corp., 0.663%, 04/03/17(b)	141,000	141,122

Electronics 0.3%
Corning, Inc., 1.500%, 05/08/18	180,000	179,879

Healthcare - Products 1.4%
Becton Dickinson and Co., 1.800%, 12/15/17	265,000	265,032
Medtronic, Inc., 1.500%, 03/15/18(a)	498,000	496,874

		761,906

Healthcare - Services 0.7%
UnitedHealth Group, Inc., 1.875%, 11/15/16	349,000	353,370

Information Technology 1.3%
Oracle Corp., 0.471%, 07/07/17(b)	683,000	682,859

Insurance 4.3%
Berkshire Hathaway, Inc., 1.900%, 01/31/17	596,000	605,299
MetLife, Inc., 6.750%, 06/01/16	800,000	841,606
Prudential Covered Trust, 2.997%, 09/30/15(a)	819,000	823,284

		2,270,189

Machinery-Diversified 1.0%
John Deere Capital Corp., 1.350%, 01/16/18, MTN	528,000	529,691

Oil & Gas 3.8%
BP Capital Markets PLC, 3.200%, 03/11/16	325,000	330,289
Chevron Corp., 1.365%, 03/02/18	552,000	551,768
Chevron Phillips Chemical Co. LLC, 1.700%, 05/01/18(a)	602,000	601,404
Exxon Mobil Corp., 1.305%, 03/06/18	553,000	552,551

		2,036,012

Pharmaceuticals 1.1%
AbbVie, Inc., 1.800%, 05/14/18	318,000	317,066
Actavis Funding SCS, 2.350%, 03/12/18	263,000	264,388

		581,454

See Notes to Schedules of Portfolio Investments.

Pipelines 1.3%
Columbia Pipeline Group, Inc., 2.450%, 06/01/18(a)	280,000	282,162
Kinder Morgan, Inc., 2.000%, 12/01/17	269,000	268,184
Spectra Energy Partners LP, 2.950%, 09/25/18	158,000	161,590

		711,936

Semiconductors 1.2%
Intel Corp., 1.350%, 12/15/17	429,000	428,847
TSMC Global Ltd., 1.625%, 04/03/18(a)	200,000	197,712

		626,559

Telecommunication Services 1.6%
American Tower Corp., 4.500%, 01/15/18	225,000	238,092
AT&T, Inc., 5.500%, 02/01/18	488,000	533,313
Verizon Communications, Inc., 2.500%, 09/15/16	97,000	98,574

		869,979

Transportation 1.0%
Canadian National Railway Co., 0.445%, 11/14/17(b)	554,000	553,265

Total Corporate Bonds (Cost $21,159,977)		21,175,900

Municipal Bonds 3.3%
Louisiana 1.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2010-ELL, CI A3, RB, 3.450%, 02/01/22	515,000	536,208

New Jersey 1.0%
New Jersey Economic Development Authority, Series Q, RB, 1.096%, 06/15/16	530,000	526,687

South Carolina 1.3%
South Carolina State Public Service Authority, Series D, RB, 1.284%, 06/01/16(b)	725,000	726,211

Total Municipal Bonds (Cost $1,796,183)		1,789,106

U.S. Government Agency Mortgages 12.2%
Federal Home Loan Mortgage Corporation
Pool #J06026, 5.500%, 11/01/20	161,823	168,317
Pool #G14525, 2.500%, 08/01/22	259,101	265,460
Pool #J22421, 2.000%, 02/01/23	166,493	166,951
Pool #J23435, 2.500%, 04/01/23	657,407	673,554
Pool #J28472, 3.000%, 06/01/24	1,377,679	1,434,991

		2,709,273

Federal National Mortgage Association
Pool #745935, 5.698%, 08/01/16	293,792	299,111
Pool #AL5640, 2.296%, 08/01/44(b)	373,682	383,517
Pool #AX3644, 2.376%, 10/01/44(b)	407,774	419,339
Pool #AX5937, 2.543%, 11/01/44(b)	772,659	795,507
Pool #AX2167, 2.545%, 11/01/44(b)	1,818,809	1,875,347

		3,772,821

Total U.S. Government Agency Mortgages (Cost $6,441,129)		6,482,094

U.S. Treasury Obligations 20.0%
U.S. Treasury Notes 20.0%
0.750%, 12/31/17	5,760,000	5,747,852
0.625%, 04/30/18	4,939,000	4,894,628

		10,642,480

Total U.S. Treasury Obligations (Cost $10,627,795)		10,642,480

See Notes to Schedules of Portfolio Investments.

Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(c)	302,385	302,385

Total Money Market Fund (Cost $302,385)		302,385

Total Investments (Cost $53,159,131) — 99.9%		53,229,639
Other Assets in Excess of Liabilities — 0.1%		77,043

Net Assets — 100.0%		$53,306,682

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 9.8% of net assets as of June 30, 2015.
(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2015.
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2015.

Investment Abbreviations

MTN	– Medium Term Note
RB	– Revenue Bond
REMIC	– Real Estate Mortgage Investment Conduit

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2015

(Unaudited)

Short-Term Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 82.1%
Alabama 3.4%
Baldwin County Board of Education, RB, 5.000%, 06/01/19	1,250,000	1,426,325

Arizona 4.9%
Arizona Department of Transportation State Highway Fund Revenue, RB, 5.000%, 07/01/25, Pre-refunded 07/01/2016 @ 100	1,000,000	1,045,990
Phoenix Civic Improvement Corp., Series B, RB, 5.000%, 07/01/16	1,000,000	1,046,920

		2,092,910

California 4.1%
California Municipal Finance Authority, Series A, RB, 4.000%, 06/01/21	200,000	215,034
Los Angeles County Regional Financing Authority, Series B-1, RB, 3.000%, 11/15/21, CA MTG INS	1,500,000	1,514,340

		1,729,374

District of Columbia 2.7%
District of Columbia Water & Sewer Authority, Series A, RB, 6.000%, 10/01/35, Pre-refunded 10/01/2018 @ 100	1,000,000	1,155,770

Guam 2.5%
Guam Power Authority, Series A, RB, 5.000%, 10/01/20, AGM	920,000	1,065,020

Illinois 3.8%
Chicago Public Building Commission, RB, 5.250%, 12/01/18, NATL-RE	1,500,000	1,600,215

Indiana 2.5%
Indiana University, Series R, RB, 5.000%, 08/01/16, AMBAC	1,000,000	1,050,650

Maryland 7.3%
Harford County, GO, 5.000%, 07/01/15	1,500,000	1,500,210
Maryland State, Series A, GO, 5.000%, 11/01/16	1,000,000	1,060,710
Maryland State Transportation Authority, Transportation Facilities Project, RB, 5.000%, 07/01/23(a)	500,000	552,225

		3,113,145

Michigan 10.1%
Michigan Finance Authority, Series E, RB, 2.850%, 08/20/15, State Aid Withholding(a)	2,600,000	2,603,848
University of Michigan, Series A, RB, 0.020%, 04/01/38(a)(b)	1,700,000	1,700,000

		4,303,848

Nevada 2.5%
Clark County Department of Aviation, Series B, AMT, RB, 5.000%, 07/01/17	1,000,000	1,076,630

New York 4.7%
Suffolk County, GO, 2.000%, 07/30/15(a)	2,000,000	2,002,420

North Carolina 2.6%
Raleigh Combined Enterprise System Revenue, Series B, RB, 5.000%, 12/01/18(c)	1,000,000	1,103,950

Rhode Island 1.9%
Rhode Island Health & Educational Building Corp., RB, 4.000%, 05/15/20, AGM, ST APPROP	750,000	817,725

See Notes to Schedules of Portfolio Investments.

South Carolina 4.4%
SCAGO Educational Facilities Corp. for Pickens School District, RB, 5.000%, 12/01/16	750,000	795,555
South Carolina State Public Service Authority, Series C, RB, 5.000%, 12/01/17(c)	1,000,000	1,081,420

		1,876,975

Texas 18.5%
Arlington Higher Education Finance Corp., RB, 2.000%, 02/15/16, PSF-GTD	500,000	504,815
Corpus Christi Utility System Revenue, Series C, RB, 5.000%, 07/15/20(c)	1,405,000	1,619,824
Harris County, Series A, GO, 5.000%, 10/01/18	1,000,000	1,127,330
New Hope Cultural Education Facilities Financing Corp., Student Housing Corp., Series A, RB, 4.000%, 04/01/17, AGM	200,000	209,736
New Hope Cultural Education Facilities Financing Corp., Student Housing Corp., Series A, RB, 4.000%, 04/01/18, AGM	200,000	212,734
Plano, GO, 5.000%, 09/01/18	1,000,000	1,118,240
Texas Public Finance Authority, Series B, RB, 4.000%, 01/01/18(a)	3,000,000	3,107,850

		7,900,529

Virginia 2.7%
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/20	1,000,000	1,154,210

Wisconsin 3.5%
Wisconsin State Clean Water Fund Leveraged Loan Portfolio, Series 1, RB, 5.000%, 06/01/21(c)	1,250,000	1,480,213

Total Municipal Bonds (Cost $34,909,804)		34,949,909

Money Market Fund 27.8%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(d)	11,843,213	11,843,213

Total Money Market Fund (Cost $11,843,213)		11,843,213

Total Investments (Cost $46,753,017) — 109.9%		46,793,122
Liabilities in Excess of Other Assets — (9.9)%		(4,197,553)

Net Assets — 100.0%		$42,595,569

(a)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2015.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	Rate disclosed, the 7 day net yield, is as of June 30, 2015.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
AMT	– Income subject to Alternative Minimum Tax
CA MTG INS	– California Mortgage Insurance
GO	– General Obligation
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
PSF-GTD	– Security guaranteed by Permanent School Fund Guarantee Program
RB	– Revenue Bond
ST APPROP	– State Appropriation

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2015

(Unaudited)

Total Return Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 3.8%
Credit Card 2.5%
Barclays Dryrock Issuance Trust, Series 2014-3, Cl A, 2.410%, 07/15/22	9,179,000	9,346,728
Cabela’s Master Credit Card Trust, Series 2014-1, Cl A, 0.536%, 03/16/20(a)	2,166,000	2,166,758
Capital One Multi-Asset Execution Trust, Series 2006-B1, Cl B1, 0.466%, 01/15/19(a)	2,624,000	2,618,917
Chase Issuance Trust, Series 2015-A4, Cl A4, 1.840%, 04/15/22	9,805,000	9,699,891
Discover Card Execution Note Trust, Series 2015-A2, Cl A, 1.900%, 10/17/22	5,275,000	5,237,015

		29,069,309

Other 1.3%
DB Master Finance LLC, Series 2015-1A, Cl A2II, 3.980%, 02/20/45(b)	6,154,575	6,129,766
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(b)	6,976,325	7,201,109
SBA Tower Trust, Series 2014-2A, Cl C, 3.869%, 10/15/49(b)	1,902,000	1,915,095

		15,245,970

Total Asset-Backed Securities (Cost $44,224,143)		44,315,279

Collateralized Mortgage Obligations 4.5%
Agency Collateralized Mortgage Obligation 0.2%
Federal Home Loan Mortgage Corporation
Series 3768, Cl CB, 3.500%, 12/15/25	2,489,874	2,650,296

Commercial Mortgage Backed Securities 4.3%
Extended Stay America Trust
Series 2013-ESH5, Cl B5, 2.278%, 12/05/31(b)	2,940,000	2,922,530

Federal Home Loan Mortgage Corporation
Series KPLB, Cl A, 2.770%, 05/25/25	5,085,000	4,972,754

GS Mortgage Securities Corp. II
Series 2012-ALOH, Cl A, 3.551%, 04/10/34(b)	7,015,000	7,258,210
Series 2012-BWTR, Cl A, 2.954%, 11/05/34(b)	2,235,000	2,204,325
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(b)	2,890,000	2,868,152

		12,330,687

GS Mortgage Securities Trust
Series 2010-C1, Cl A2, 4.592%, 08/10/43(b)	1,593,000	1,748,216
Series 2011-GC5, Cl AS, 5.209%, 08/10/44(a)(b)	2,014,000	2,276,547

		4,024,763

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C3, Cl D, 5.753%, 02/15/46(a)(b)	6,522,000	7,080,733
Series 2012-HSBC, Cl B, 3.722%, 07/05/32(b)	1,790,000	1,847,303

		8,928,036

Morgan Stanley Capital I Trust
Series 2014-CPT, Cl A, 3.350%, 07/13/29(b)	4,815,000	4,947,114

VNDO 2013-PENN Mortgage Trust
Series 2013-PENN, Cl A, 3.808%, 12/13/29(b)	3,315,000	3,495,429

See Notes to Schedules of Portfolio Investments.

Wells Fargo Commercial Mortgage Trust
Series 2013-BTC, Cl A, 3.544%, 04/16/35(b)	2,900,000	2,955,433

WFRBS Commercial Mortgage Trust
Series 2011-C3, Cl D, 5.722%, 03/15/44(a)(b)	4,794,367	5,101,897

		49,678,643

Total Collateralized Mortgage Obligations (Cost $52,082,899)		52,328,939

Bank Loans 0.0%(c)
Health Care 0.0%(c)
Allscripts Healthcare Solutions, Inc., Term Loan A, 2.937%, 06/28/18(a)(b)	119,000	118,702

Semiconductors 0.0%(c)
Semiconductor Components Industries, LLC, Term Loan A, 2.024%, 01/02/18(a)(b)(d)	276,719	269,801

Total Bank Loans (Cost $384,990)		388,503

Corporate Bonds 23.0%
Aerospace/Defense 0.4%
Harris Corp., 5.054%, 04/27/45	2,002,000	1,907,338
L-3 Communications Corp., 3.950%, 05/28/24	3,193,000	3,103,768

		5,011,106

Agriculture 0.2%
Japan Tobacco, Inc., 2.100%, 07/23/18(b)	2,346,000	2,367,053

Airlines 0.7%
American Airlines Pass Through Trust, Series 2013-2, 4.950%, 01/15/23	4,918,974	5,226,409
United Airlines Pass Through Trust, Series 2014-1, Cl A, 4.000%, 04/11/26	3,252,000	3,284,520

		8,510,929

Auto Manufacturers 1.1%
Daimler Finance North America LLC, 2.250%, 03/02/20(b)	1,622,000	1,602,367
Ford Motor Credit Co. LLC, 2.145%, 01/09/18	700,000	702,882
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	1,660,000	1,784,646
General Motors Co., 5.200%, 04/01/45	5,520,000	5,467,229
Harley-Davidson Financial Services, Inc., 2.150%, 02/26/20(b)	1,361,000	1,349,878
Volkswagen International Finance, 2.375%, 03/22/17(b)	1,539,000	1,566,003

		12,473,005

Auto Parts & Equipment 0.3%
Delphi Corp., 4.150%, 03/15/24	1,781,000	1,841,061
Lear Corp., 4.750%, 01/15/23	1,338,000	1,317,930

		3,158,991

Banks 5.2%
Bank of America Corp., 1.700%, 08/25/17, MTN	3,033,000	3,036,485
Bank of America Corp., 4.250%, 10/22/26, MTN	2,524,000	2,472,518
Bank of America Corp., Series L, 2.600%, 01/15/19	3,147,000	3,181,271
Bank of America NA, 1.750%, 06/05/18	1,300,000	1,297,204
Citigroup, Inc., 2.500%, 09/26/18	4,674,000	4,726,639
Citigroup, Inc., 4.950%, 11/07/43	1,585,000	1,643,209
Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/20(b)	1,645,000	1,624,360
Credit Suisse Group Funding Guernsey Ltd., 3.750%, 03/26/25(b)	1,750,000	1,684,678
Discover Bank/Greenwood, 3.100%, 06/04/20	2,798,000	2,795,216
Fifth Third Bank, 1.450%, 02/28/18	400,000	397,054
Goldman Sachs Group, Inc. (The), 2.625%, 01/31/19	2,516,000	2,547,138
Goldman Sachs Group, Inc. (The), Series M, 5.375%(a)(e)	2,507,000	2,476,665
Huntington National Bank (The), 1.300%, 11/20/16	1,869,000	1,865,953
ING Bank NV, 1.800%, 03/16/18(b)	1,452,000	1,452,902
JPMorgan Chase & Co., 2.250%, 01/23/20	3,742,000	3,677,203
KeyBank NA, 1.650%, 02/01/18	1,557,000	1,558,129

See Notes to Schedules of Portfolio Investments.

Lloyds Bank PLC, 1.750%, 05/14/18	1,830,000	1,828,163
Morgan Stanley, 2.650%, 01/27/20	2,379,000	2,374,756
Morgan Stanley, 3.950%, 04/23/27	1,498,000	1,412,446
Morgan Stanley, 4.300%, 01/27/45	6,246,000	5,836,244
UBS AG, 2.375%, 08/14/19, MTN	4,079,000	4,078,678
US Bancorp, 3.600%, 09/11/24, MTN	4,320,000	4,342,779
US Bank NA, 1.100%, 01/30/17	2,968,000	2,974,773
Wells Fargo & Co., 3.900%, 05/01/45	1,373,000	1,235,635

		60,520,098

Beverages 0.2%
SABMiller Holdings, Inc., 2.450%, 01/15/17(b)	2,020,000	2,051,591

Biotechnology 0.2%
Celgene Corp., 4.625%, 05/15/44	1,038,000	990,486
Gilead Sciences, Inc., 4.500%, 02/01/45	1,335,000	1,329,855

		2,320,341

Commercial Services 0.4%
ERAC USA Finance LLC, 2.750%, 03/15/17(b)	935,000	957,789
ERAC USA Finance LLC, 3.850%, 11/15/24(b)	1,167,000	1,171,321
ERAC USA Finance LLC, 4.500%, 02/15/45(b)	1,078,000	990,706
ERAC USA Finance LLC, 5.250%, 10/01/20(b)	1,149,000	1,280,391

		4,400,207

Computers 0.4%
Apple, Inc., 2.850%, 05/06/21	4,070,000	4,129,821

Diversified Financial Services 1.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 2.750%, 05/15/17(b)	1,600,000	1,590,000
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.625%, 07/01/22	1,886,000	1,890,715
American Express Credit Corp., 2.375%, 03/24/17, MTN	1,487,000	1,517,663
General Electric Capital Corp., 3.450%, 05/15/24, MTN	2,573,000	2,607,198
Lazard Group LLC, 3.750%, 02/13/25	5,127,000	4,879,084
MassMutual Global Funding LLC, 2.000%, 04/05/17(b)	1,291,000	1,307,929
TD Ameritrade Holding Corp., 2.950%, 04/01/22	1,836,000	1,820,407

		15,612,996

Electric 0.7%
Berkshire Hathaway Energy Co., 6.125%, 04/01/36	1,331,000	1,568,001
Dominion Resources, Inc., 1.950%, 08/15/16	468,000	471,619
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,189,000	1,299,963
FirstEnergy Transmission LLC, 5.450%, 07/15/44(b)	4,376,000	4,555,390

		7,894,973

Electronics 0.1%
Thermo Fisher Scientific, Inc., 5.300%, 02/01/44	1,083,000	1,144,648

Healthcare - Products 0.3%
Becton Dickinson and Co., 4.685%, 12/15/44	964,000	932,807
Medtronic, Inc., 3.500%, 03/15/25(b)	730,000	727,509
Medtronic, Inc., 4.625%, 03/15/45(b)	2,024,000	2,048,994

		3,709,310

Healthcare - Services 0.2%
Howard Hughes Medical Institute, 3.500%, 09/01/23	1,842,000	1,897,155

Insurance 0.7%
American International Group, Inc., 5.850%, 01/16/18, MTN	1,674,000	1,845,563
Arch Capital Group US, Inc., 5.144%, 11/01/43	2,699,000	2,757,998
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(b)(f)	381,000	406,009
Nationwide Financial Services, Inc., 5.375%, 03/25/21(b)	2,212,000	2,427,467
Reinsurance Group of America, Inc., 4.700%, 09/15/23, MTN	1,080,000	1,146,141

		8,583,178

See Notes to Schedules of Portfolio Investments.

Media 0.5%
Comcast Corp., 4.650%, 07/15/42	5,267,000	5,280,326
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.950%, 01/15/25	750,000	735,310

		6,015,636

Mining 1.5%
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	519,000	556,731
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	4,512,000	4,336,240
Barrick International Barbados Corp., 6.350%, 10/15/36(b)	1,083,000	1,067,542
Barrick North America Finance LLC, 5.750%, 05/01/43	2,511,000	2,415,374
BHP Billiton Finance USA Ltd., 5.000%, 09/30/43	1,801,000	1,869,499
Newmont Mining Corp., 6.250%, 10/01/39	7,239,000	7,093,612

		17,338,998

Miscellaneous Manufacturer 0.3%
3M Co., 1.375%, 09/29/16	971,000	978,957
General Electric Co., 4.125%, 10/09/42	1,142,000	1,098,779
General Electric Co., 5.250%, 12/06/17	1,036,000	1,128,508

		3,206,244

Oil & Gas 1.6%
BP Capital Markets PLC, 2.248%, 11/01/16	2,052,000	2,082,632
Ensco PLC, 4.500%, 10/01/24(f)	437,000	417,491
Ensco PLC, 5.750%, 10/01/44	1,771,000	1,578,255
Exxon Mobil Corp., 1.912%, 03/06/20	2,976,000	2,958,222
Marathon Petroleum Corp., 3.625%, 09/15/24	442,000	433,959
Marathon Petroleum Corp., 5.000%, 09/15/54	3,017,000	2,733,517
Shell International Finance BV, 3.250%, 05/11/25	3,302,000	3,269,901
Woodside Finance Ltd., 3.650%, 03/05/25(b)	1,995,000	1,915,942
Woodside Finance Ltd., 4.600%, 05/10/21(b)	2,643,000	2,831,269

		18,221,188

Oil & Gas Services 0.2%
FMC Technologies, Inc., 3.450%, 10/01/22	656,000	632,237
Schlumberger Investment SA, 3.300%, 09/14/21(b)	1,659,000	1,707,554

		2,339,791

Pharmaceuticals 0.6%
AbbVie, Inc., 3.600%, 05/14/25	2,751,000	2,719,074
Actavis Funding SCS, 4.750%, 03/15/45	1,388,000	1,321,451
Express Scripts Holding Co., 2.650%, 02/15/17	1,560,000	1,587,943
Novartis Securities Investment Ltd., 5.125%, 02/10/19	969,000	1,077,899

		6,706,367

Pipelines 1.4%
Boardwalk Pipelines LP, 4.950%, 12/15/24	650,000	637,431
Columbia Pipeline Group, Inc., 5.800%, 06/01/4(b)	1,736,000	1,710,759
Energy Transfer Partners LP, 4.900%, 02/01/24	377,000	383,409
EnLink Midstream Partners LP, 4.150%, 06/01/25	2,947,000	2,869,347
EnLink Midstream Partners LP, 4.400%, 04/01/24	375,000	376,009
Enterprise Products Operating LLC, 3.350%, 03/15/23	383,000	374,047
Enterprise Products Operating LLC, 4.850%, 03/15/44	930,000	874,646
Kinder Morgan Energy Partners LP, 5.000%, 08/15/42	761,000	662,091
NuStar Logistics LP, 4.800%, 09/01/20	2,870,000	2,898,700
Phillips 66 Partners LP, 3.605%, 02/15/25	468,000	440,439
Phillips 66 Partners LP, 4.680%, 02/15/45	595,000	523,789
Western Gas Partners LP, 3.950%, 06/01/25	3,181,000	3,059,215
Williams Partners LP/ACMP Finance Corp., 4.875%, 05/15/23	1,861,000	1,835,709

		16,645,591

See Notes to Schedules of Portfolio Investments.

Real Estate Investment Trust 0.7%
American Tower Corp., 3.500%, 01/31/23	1,779,000	1,708,838
American Tower Corp., 5.000%, 02/15/24	3,313,000	3,502,308
Digital Realty Trust LP, 3.950%, 07/01/22	3,127,000	3,120,515

		8,331,661

Retail 0.8%
Home Depot, Inc. (The), 2.625%, 06/01/22	2,008,000	1,974,894
Kohl’s Corp., 6.875%, 12/15/37	1,904,000	2,366,309
Wal-Mart Stores, Inc., 1.125%, 04/11/18	5,246,000	5,225,960

		9,567,163

Semiconductors 0.4%
Analog Devices, Inc., 3.000%, 04/15/16	273,000	276,871
Intel Corp., 1.950%, 10/01/16	1,031,000	1,041,917
TSMC Global Ltd., 1.625%, 04/03/18(b)	3,589,000	3,547,938

		4,866,726

Software 0.5%
Oracle Corp., 1.200%, 10/15/17	1,341,000	1,341,003
Oracle Corp., 2.375%, 01/15/19	1,638,000	1,662,349
Oracle Corp., 4.125%, 05/15/45	3,710,000	3,440,290

		6,443,642

Telecommunication Services 1.7%
AT&T, Inc., 2.375%, 11/27/18	2,349,000	2,369,561
AT&T, Inc., 4.350%, 06/15/45	886,000	756,392
AT&T, Inc., 4.750%, 05/15/46	2,192,000	1,994,663
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	3,187,000	3,129,580
Cisco Systems, Inc., 2.125%, 03/01/19	2,111,000	2,125,680
Cisco Systems, Inc., 5.500%, 02/22/16	1,101,000	1,134,889
Crown Castle Towers LLC, 3.222%, 05/15/42(b)	3,080,000	3,031,028
Verizon Communications, Inc., 5.012%, 08/21/54	6,408,000	5,879,897

		20,421,690

Transportation 0.4%
Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	4,432,000	4,362,506

Total Corporate Bonds (Cost $269,740,494)		268,252,605

U.S. Government Agency Mortgages 24.6%
Federal Home Loan Mortgage Corporation
Pool #G14517, 2.500%, 07/01/27	2,606,770	2,663,120
Pool #J20118, 2.500%, 08/01/27	2,125,267	2,171,140
Pool #G14599, 2.500%, 11/01/27	831,695	849,668
Pool #J26887, 3.000%, 01/01/29	692,979	719,815
Pool #J26963, 3.000%, 01/01/29	766,921	794,719
Pool #G30614, 3.500%, 12/01/32	5,235,038	5,464,649
Pool #G01828, 4.500%, 04/01/35	45,954	49,902
Pool #G01779, 5.000%, 04/01/35	408,231	453,247
Pool #G01838, 5.000%, 07/01/35	368,997	410,128
Pool #G01837, 5.000%, 07/01/35	2,751,514	3,049,978
Pool #G02069, 5.500%, 03/01/36	163,563	183,470
Pool #G05521, 5.500%, 05/01/37	379,144	427,219
Pool #G05326, 5.000%, 02/01/38	1,709,223	1,890,079
Pool #G04337, 5.500%, 04/01/38	441,371	494,224
Pool #G07135, 6.000%, 10/01/38	2,191,981	2,485,860
Pool #G08347, 4.500%, 06/01/39	3,402,859	3,682,146
Pool #G08353, 4.500%, 07/01/39	4,173,283	4,516,210

See Notes to Schedules of Portfolio Investments.

Pool #G06079, 6.000%, 07/01/39	1,020,984	1,156,692
Pool #A89148, 4.000%, 10/01/39	1,712,642	1,816,812
Pool #A89384, 4.000%, 10/01/39	228,021	241,559
Pool #G08372, 4.500%, 11/01/39	2,454,938	2,656,588
Pool #G07074, 5.500%, 01/01/40	379,390	428,512
Pool #A93101, 5.000%, 07/01/40	1,108,239	1,229,551
Pool #G06990, 5.500%, 08/01/40	3,629,352	4,060,552
Pool #A93996, 4.500%, 09/01/40	975,017	1,054,309
Pool #G06061, 4.000%, 10/01/40	3,418,003	3,631,934
Pool #A95084, 4.000%, 11/01/40	377,335	400,713
Pool #A95085, 4.000%, 11/01/40	1,921,655	2,038,765
Pool #A95796, 4.000%, 12/01/40	1,426,448	1,513,799
Pool #A95822, 4.000%, 12/01/40	3,355,572	3,568,885
Pool #A97047, 4.500%, 02/01/41	504,544	546,133
Pool #G08499, 3.000%, 07/01/42	1,289,935	1,286,396
Pool #849167, 2.972%, 10/01/43(a)	5,193,645	5,341,325
Pool #Q29416, 4.000%, 11/01/44	1,795,974	1,900,949
Pool #C09071, 4.000%, 02/01/45	6,149,915	6,517,913
Pool #Q31066, 4.000%, 02/01/45	1,369,036	1,450,217
Pool #Q31645, 4.000%, 02/01/45	6,755,543	7,147,412
Pool #G08637, 4.000%, 04/01/45	2,169,650	2,300,150

		80,594,740

Federal National Mortgage Association
Pool #AM6855, 3.150%, 11/01/24	2,168,000	2,195,081
Pool #AM6979, 3.310%, 11/01/24	5,084,000	5,192,779
Pool #AM7421, 3.030%, 12/01/24	9,316,000	9,378,074
Pool #AM7760, 3.090%, 01/01/25	2,897,617	2,938,568
Pool #AM8051, 2.680%, 02/01/25	5,840,000	5,695,538
Pool #AM9272, 2.600%, 06/01/25	2,692,000	2,618,446
Pool #AB6472, 2.000%, 10/01/27	3,631,568	3,609,066
Pool #AB1763, 4.000%, 11/01/30	743,395	793,616
Pool #MA0949, 3.500%, 01/01/32	2,239,982	2,341,545
Pool #AB4168, 3.500%, 01/01/32	2,419,863	2,530,218
Pool #AK4934, 3.500%, 02/01/32	80,826	84,513
Pool #AP9592, 3.500%, 10/01/32	3,812,907	3,988,897
Pool #MA1630, 4.000%, 10/01/33	2,279,864	2,439,544
Pool #MA1763, 3.500%, 01/01/34	7,042,182	7,370,412
Pool #255458, 5.500%, 11/01/34	273,897	308,833
Pool #843434, 5.500%, 05/01/35	458,920	517,248
Pool #190370, 6.000%, 06/01/36	2,125,479	2,419,700
Pool #890547, 4.000%, 11/01/36	2,981,499	3,172,979
Pool #745950, 6.000%, 11/01/36	2,116,602	2,406,722
Pool #AJ5974, 4.000%, 12/01/36	640,526	680,464
Pool #888128, 6.000%, 01/01/37	336,226	382,651
Pool #995082, 5.500%, 08/01/37	1,292,700	1,454,201
Pool #890248, 6.000%, 08/01/37	476,247	544,526
Pool #AB7572, 3.000%, 01/01/38	524,836	527,168
Pool #889529, 6.000%, 03/01/38	178,678	204,472
Pool #AU4728, 4.000%, 09/01/38	1,768,335	1,884,311
Pool #995724, 6.000%, 04/01/39	1,633,135	1,860,594
Pool #931578, 5.500%, 07/01/39	461,723	523,436
Pool #AC2817, 4.000%, 10/01/39	565,126	599,297
Pool #932441, 4.000%, 01/01/40	7,611,602	8,065,048
Pool #AC9564, 4.500%, 02/01/40	936,626	1,022,595
Pool #AD8033, 4.000%, 08/01/40	2,328,033	2,473,658
Pool #AD9725, 3.500%, 10/01/40	1,432,649	1,480,058
Pool #AE3860, 5.000%, 10/01/40	617,806	687,316
Pool #AE4414, 4.000%, 11/01/40	3,531,427	3,761,041
Pool #AE5143, 4.000%, 11/01/40	488,073	519,953

See Notes to Schedules of Portfolio Investments.

Pool #AE9284, 4.000%, 11/01/40	829,640	883,844
Pool #AB2071, 3.500%, 01/01/41	634,220	655,272
Pool #AH3586, 4.000%, 01/01/41	516,595	550,284
Pool #AL0215, 4.500%, 04/01/41	5,228,414	5,667,975
Pool #AB3274, 4.500%, 07/01/41	3,690,527	4,030,427
Pool #AL1627, 4.500%, 09/01/41	250,260	271,673
Pool #AT8263, 3.500%, 01/01/42	1,816,983	1,877,397
Pool #MA1044, 3.000%, 04/01/42	2,592,698	2,596,965
Pool #AP4613, 4.000%, 08/01/42	2,372,542	2,523,995
Pool #AP7874, 3.500%, 10/01/42	2,209,405	2,283,849
Pool #AL4755, 3.084%, 02/01/44(a)	6,940,452	7,163,899
Pool #AY2685, 4.500%, 01/01/45	885,033	961,568
Pool #AX8835, 2.813%, 02/01/45(a)	4,119,911	4,215,371
Pool #MA2318, 4.500%, 05/01/45	2,992,720	3,248,212

		123,603,299

Government National Mortgage Association
Pool #004540, 4.500%, 09/20/39	1,156,237	1,261,634
Pool #AM1086, 4.000%, 09/15/41	2,897,518	3,093,856
Pool #778882, 3.500%, 02/15/42	30,958,938	32,160,377
Pool #MA0154, 3.500%, 06/20/42	6,002,373	6,248,120
Pool #MA0321, 5.000%, 08/20/42	679,343	750,146
Pool #AB5640, 3.500%, 11/15/42	2,053,300	2,133,146
Pool #AE7700, 3.500%, 08/15/43	4,175,090	4,341,308
Pool #666413, 4.000%, 09/15/43	1,646,376	1,769,283
Pool #MA2681, 5.000%, 03/20/45	3,249,900	3,568,156
Pool #AM2789, 3.500%, 04/15/45	3,607,764	3,747,772
Pool #AM8201, 4.000%, 05/15/45	989,624	1,061,649
Pool #MA2828, 4.500%, 05/20/45	7,681,251	8,300,896
Pool #MA2894, 4.500%, 06/20/45	13,521,222	14,611,247

		83,047,590

Total U.S. Government Agency Mortgages (Cost $284,500,100)		287,245,629

U.S. Treasury Obligations 41.0%
U.S. Treasury Bond 2.6%
2.500%, 02/15/45	33,839,000	29,781,027

U.S. Treasury Notes 38.4%
0.250%, 08/15/15	68,638,000	68,643,354
0.875%, 02/28/17	109,588,000	110,178,789
0.625%, 09/30/17	31,320,000	31,227,011
1.500%, 01/31/19	46,615,000	47,041,107
1.500%, 10/31/19	63,437,000	63,471,700
2.125%, 05/15/25	130,586,000	128,219,129

		448,781,090

Total U.S. Treasury Obligations (Cost $479,253,536)		478,562,117

Foreign Government Bonds 0.9%
Sovereign 0.9%
Brazilian Government International Bond, 7.125%, 01/20/37	3,154,000	3,564,020
Indonesia Government International Bond, 6.625%, 02/17/37(b)	2,912,000	3,290,560
Mexico Government International Bond, 4.600%, 01/23/46	1,600,000	1,480,000
Turkey Government International Bond, 6.875%, 03/17/36	1,509,000	1,750,440

Total Foreign Government Bonds (Cost $10,430,770)		10,085,020

See Notes to Schedules of Portfolio Investments.

Money Market Funds 4.1%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(g)	47,063,046	47,063,046
State Street Institutional US Government Money Market Fund, Institutional Class, 0.00%(g)(h)	593,645	593,645

Total Money Market Funds (Cost $47,656,691)		47,656,691

Total Investments (Cost $1,188,273,623) — 101.9%		1,188,834,783
Liabilities in Excess of Other Assets — (1.9)%		(22,004,516)

Net Assets — 100.0%		$1,166,830,267

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2015.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 9.5% of net assets as of June 30, 2015.
(c)	Less than 0.05% of Net Assets.
(d)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(e)	Perpetual maturity.
(f)	The security or a partial position of the security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015 was $562,863.
(g)	Rate disclosed, the 7 day net yield, is as of June 30, 2015.
(h)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015 (See Note 2(i)).

Investment Abbreviation

MTN	– Medium Term Note

At June 30, 2015, the Fund’s open credit default swap contracts were as follows:

OTC Credit Default Swap Contract – Buy Protection

Underlying Instrument	Counterparty	Notional Amount	Fixed Rate	Expiration Date	Upfront Payments Made	Value	Unrealized Appreciation
Banco Bilbao Vizcaya Argentaria	Credit Suisse First Boston	$11,230,000	1.000%	03/20/20	$(99,569)	$59,036	$158,605
Intesa Sanpaolo SpA	Credit Suisse First Boston	11,230,000	1.000	03/20/20	(52,532)	39,205	91,737

					(152,101)	98,241	250,342

As the buyer of protection, the Funds pay periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.

The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at June 30, 2015.

See Notes to Schedules of Portfolio Investments.

Forward Foreign Currency Contracts

At June 30, 2015, the Fund’s forward foreign currency contracts were as follows:

Currency	Counterparty	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Market Value	Unrealized Appreciation (Depreciation)
Short:
Australian Dollar	JPMorgan	07/23/15	15,001,202	$11,545,000	$11,560,800	$(15,800)
Danish Krone	JPMorgan	02/05/16	72,417,422	10,937,535	10,890,606	46,929
Danish Krone	State Street	02/05/16	72,417,422	10,531,207	10,890,606	(359,399)
Euro	JPMorgan	07/09/15	19,843,341	21,555,635	22,124,523	(568,888)
Euro	JPMorgan	08/03/15	21,970,434	24,500,000	24,503,835	(3,835)
Euro	JPMorgan	02/05/16	19,622,137	22,610,000	21,958,130	651,870
Japanese Yen	JPMorgan	08/25/15	2,725,603,200	22,009,603	22,284,511	(274,908)
Yuan Renminbi Offshore	JPMorgan	01/29/16	144,584,955	22,357,000	22,977,980	(620,980)

Total Short Contracts				$146,045,980	$147,190,991	$(1,145,011)

Long:
Danish Krone	JPMorgan	02/05/16	144,834,844	22,610,000	21,781,211	(828,789)
Euro	JPMorgan	02/05/16	9,811,069	10,607,531	10,979,065	371,534
Japanese Yen	JPMorgan	08/25/15	2,725,603,200	22,300,521	22,284,511	(16,010)

Total Long Contracts				$55,518,052	$55,044,787	$(473,265)

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2015

(Unaudited)

Ultra-Short Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 18.1%
Auto Floor Plan 0.6%
Mercedes-Benz Master Owner Trust, Series 2012-AA, Cl A, 0.790%, 11/15/17(a)	687,000	687,728

Automobiles 6.9%
AmeriCredit Automobile Receivables Trust, Series 2014-2, Cl A2A, 0.540%, 10/10/17	577,258	576,970
California Republic Auto Receivables Trust, Series 2014-1, Cl A3, 0.850%, 05/15/18	620,000	620,306
Ford Credit Auto Owner Trust, Series 2011-B, Cl A4, 1.350%, 12/15/16	90,454	90,525
Honda Auto Receivables Owner Trust, Series 2013-2, Cl A3, 0.530%, 02/16/17	1,503,062	1,503,015
Honda Auto Receivables Owner Trust, Series 2014-1, Cl A2, 0.410%, 09/21/16	199,501	199,459
Hyundai Auto Receivables Trust, Series 2011-C, Cl A4, 1.300%, 02/15/18	597,192	598,786
Porsche Innovative Lease Owner Trust, Series 2013-1, Cl A4, 0.880%, 10/22/19(a)	350,000	350,183
Santander Drive Auto Receivables Trust, Series 2012-AA, Cl B, 1.210%, 10/16/17(a)	894,040	894,881
Toyota Auto Receivables 2015-A Owner Trust, Series 2015-A, Cl A3, 1.120%, 02/15/19	1,600,000	1,602,990
USAA Auto Owner Trust 2014-1, Series 2014-1, Cl A3, 0.580%, 12/15/17	1,695,000	1,694,966
Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Cl A3, 0.850%, 08/22/16	21,279	21,285

		8,153,366

Credit Card 7.2%
American Express Credit Account Master Trust, Series 2013-1, Cl A, 0.606%, 02/16/21(b)	508,000	509,517
BA Credit Card Trust, Series 2015-A2, Cl A, 1.360%, 09/15/20	1,095,000	1,091,289
Barclays Dryrock Issuance Trust, Series 2014-1, Cl A, 0.546%, 12/16/19(b)	280,000	280,001
Cabela’s Master Credit Card Trust, Series 2014-1, Cl A, 0.536%, 03/16/20(b)	1,481,000	1,481,518
Capital One Multi-Asset Execution Trust, Series 2015-A1, Cl A, 1.390%, 01/15/21	873,000	870,962
Citibank Credit Card Issuance Trust, Series 2013-A10, Cl A10, 0.730%, 02/07/18	1,300,000	1,300,940
Discover Card Execution Note Trust, Series 2013-A5, Cl A5, 1.040%, 04/15/19	694,000	695,194
Discover Card Execution Note Trust, Series 2014-A1, Cl A1, 0.616%, 07/15/21(b)	800,000	801,997
GE Capital Credit Card Master Note Trust, Series 2011-2, Cl A, 0.666%, 05/15/19	1,500,000	1,501,047

		8,532,465

Other 2.3%
AEP Texas Central Transition Funding LLC, Series 2002-1, Cl A5, 6.250%, 01/15/17	306,527	312,147
Centerpoint Energy Transition Bond Co. III LLC, Series 2008-A, Cl A1, 4.192%, 02/01/20	735,335	749,903
FPL Recovery Funding LLC, Series 2007-A, Cl A3, 5.127%, 08/01/17	53,099	53,305
Ohio Phase-In-Recovery Funding LLC, Series 2013-1, Cl A1, 0.958%, 07/01/18	1,597,826	1,598,387

		2,713,742

Student Loan Asset Backed Securities 1.1%
SLM Student Loan Trust, Series 2013-1, Cl A2, 0.437%, 09/25/19(b)	1,270,458	1,268,451
SLM Student Loan Trust, Series 2013-5, Cl A1, 0.447%, 05/25/18(b)	4,298	4,298

		1,272,749

Total Asset-Backed Securities (Cost $21,351,538)		21,360,050

Collateralized Mortgage Obligations 15.7%
Agency Collateralized Mortgage Obligations 2.1%
Federal National Mortgage Association
Series 2005-92, Cl UF, REMIC, 0.537%, 10/25/25(b)	158,464	159,102
Series 2010-134, Cl BF, REMIC, 0.617%, 10/25/40(b)	666,886	671,085

		830,187

See Notes to Schedules of Portfolio Investments.

Government National Mortgage Association
Series 2014-167, Cl WF, 0.634%, 07/20/44(b)	1,214,091	1,213,267

NCUA Guaranteed Notes
Series 2011-R5, Cl 1A, 0.561%, 04/06/20(b)	330,800	330,902
Series 2011-R6, Cl 1A, 0.565%, 05/07/20(b)	110,772	110,812

		441,714

		2,485,168

Commercial Mortgage Backed Securities 13.4%
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PW10, Cl A4, 5.405%, 12/11/40(b)	594,559	597,975
Series 2006-PW14, Cl A4, 5.201%, 12/11/38	1,715,000	1,788,884

		2,386,859

Commercial Mortgage Trust
Series 2005-C6, Cl A5A, 5.116%, 06/10/44(b)	101,858	101,800
Series 2005-C6, Cl AJ, 5.209%, 06/10/44(b)	760,000	761,961
Series 2012-CR2, Cl A2, 2.025%, 08/15/45	425,000	430,596

		1,294,357

Credit Suisse Commercial Mortgage Trust
Series 2006-C5, Cl A3, 5.311%, 12/15/39	1,543,885	1,596,138

Federal National Mortgage Association
Series 2011-M1, Cl FA, 0.637%, 06/25/21(b)	1,434,175	1,449,040

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-PLSD, Cl A2, 3.364%, 11/13/28(a)	450,000	461,776
Series 2013-C13, Cl A1, 1.303%, 01/15/46	1,349,147	1,353,457

		1,815,233

LB-UBS Commercial Mortgage Trust
Series 2006-C7, Cl A3, 5.347%, 11/15/38	1,020,000	1,064,967

Merrill Lynch Mortgage Trust
Series 2005-CKI1, Cl A6, 5.460%, 11/12/37(b)	155,277	155,292

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Cl A1, 1.313%, 10/15/46	968,951	967,282
Series 2014-C14, Cl A1, 1.250%, 02/15/47	362,509	360,725

		1,328,007

Morgan Stanley Capital I Trust
Series 2006-IQ12, Cl A1A, 5.319%, 12/15/43	492,673	513,534
Series 2012-C4, Cl A2, 2.111%, 03/15/45	1,830,000	1,851,810

		2,365,344

Wachovia Bank Commercial Mortgage Trust
Series 2005-C22, Cl A4, 5.448%, 12/15/44(b)	847,008	848,061

WF-RBS Commercial Mortgage Trust
Series 2012-C10, Cl A2, 1.765%, 12/15/45	1,500,000	1,509,898

		15,813,196

Whole Loan Collateral Mortgage Obligation 0.2%
Banc of America Mortgage Securities, Inc.
Series 2003-F, Cl 1A1, 2.623%, 07/25/33(b)	211,463	202,443

Total Collateralized Mortgage Obligations (Cost $18,476,807)		18,500,807

See Notes to Schedules of Portfolio Investments.

Corporate Bonds 50.0%
Advertising 0.4%
Omnicom Group, Inc., 5.900%, 04/15/16	505,000	523,437

Aerospace/Defense 1.6%
Boeing Co. (The), 0.403%, 10/30/17(b)	885,000	885,479
Harris Corp., 1.999%, 04/27/18	947,000	944,241

		1,829,720

Auto Manufacturers 3.5%
Daimler Finance North America LLC, 1.138%, 08/01/18(a)(b)	1,665,000	1,679,127
Ford Motor Credit Co. LLC, 1.054%, 01/17/17, Series 00, MTN(b)	550,000	549,891
Ford Motor Credit Co. LLC, 2.145%, 01/09/18	206,000	206,848
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	465,000	499,916
PACCAR Financial Corp., 0.879%, 12/06/18, MTN(b)	445,000	446,770
Volkswagen International Finance, 0.716%, 11/18/16(a)(b)	785,000	786,245

		4,168,797

Banks 15.2%
Bank of America Corp., 1.101%, 03/22/16, MTN(b)	725,000	726,606
Bank of America Corp., 2.000%, 01/11/18	1,432,000	1,436,693
Branch Banking & Trust Co., 0.606%, 09/13/16(b)	900,000	897,481
Branch Banking & Trust Co., 0.713%, 12/01/16(b)	1,215,000	1,216,270
Fifth Third Bank, 0.900%, 02/26/16	2,020,000	2,021,947
Goldman Sachs Group, Inc. (The), 5.950%, 01/18/18	1,750,000	1,923,747
ING Bank NV, 1.800%, 03/16/18(a)	1,537,000	1,537,954
JPMorgan Chase & Co., 5.150%, 10/01/15	635,000	640,879
JPMorgan Chase & Co., 6.125%, 06/27/17	595,000	643,443
KeyBank NA, 0.772%, 11/25/16 (b)	1,620,000	1,620,570
Lloyds Bank PLC, 1.750%, 05/14/18	1,401,000	1,399,593
Morgan Stanley, 1.532%, 02/25/16(b)	720,000	723,892
Morgan Stanley, 5.375%, 10/15/15	780,000	790,211
UBS AG, 1.800%, 03/26/18, MTN	1,561,000	1,558,677
Wells Fargo & Co., 1.250%, 07/20/16	860,000	863,645

		18,001,608

Beverages 0.4%
Dr. Pepper Snapple Group, Inc., 2.900%, 01/15/16	425,000	429,720

Diversified Financial Services 2.4%
American Express Credit Corp., 0.789%, 07/29/16(b)	2,154,000	2,157,184
General Electric Capital Corp., 0.926%, 07/12/16, MTN(b)	695,000	698,763

		2,855,947

Electric 1.9%
Duke Energy Corp., 0.663%, 04/03/17(b)	1,010,000	1,010,877
MidAmerican Energy Co., 5.300%, 03/15/18	1,100,000	1,207,210

		2,218,087

Electronics 0.4%
Corning, Inc., 1.500%, 05/08/18	465,000	464,689

Healthcare - Products 1.8%
Becton Dickinson and Co., 1.800%, 12/15/17	727,000	727,089
Medtronic, Inc., 1.500%, 03/15/18(a)	1,342,000	1,338,964

		2,066,053

Healthcare - Services 4.2%
Aetna, Inc., 1.750%, 05/15/17	590,000	594,964
Providence Health & Services Obligated Group, 1.084%, 10/01/16(b)	1,520,000	1,525,537
UnitedHealth Group, Inc., 1.875%, 11/15/16	1,450,000	1,468,157
UnitedHealth Group, Inc., 6.000%, 02/15/18	1,254,000	1,394,180

		4,982,838

See Notes to Schedules of Portfolio Investments.

Information Technology 1.2%
Oracle Corp., 0.471%, 07/07/17(b)	1,440,000	1,439,702

Insurance 3.3%
Metropolitan Life Global Funding I, 0.805%, 07/15/16(a)(b)	2,100,000	2,109,515
Prudential Covered Trust, 2.997%, 09/30/15(a)	1,746,500	1,755,636

		3,865,151

Oil & Gas 3.2%
BP Capital Markets PLC, 0.911%, 09/26/18(b)	1,450,000	1,453,583
Chevron Phillips Chemical Co. LLC, 1.700%, 05/01/18(a)	1,553,000	1,551,462
Marathon Oil Corp., 0.900%, 11/01/15	808,000	807,799

		3,812,844

Pharmaceuticals 3.3%
AbbVie, Inc., 1.200%, 11/06/15	1,995,000	1,996,821
AbbVie, Inc., 1.800%, 05/14/18	821,000	818,587
Actavis Funding SCS, 2.350%, 03/12/18	740,000	743,907
McKesson Corp., 2.284%, 03/15/19	375,000	374,892

		3,934,207

Pipelines 2.9%
Columbia Pipeline Group, Inc., 2.450%, 06/01/18(a)	728,000	733,622
Enbridge, Inc., 0.934%, 10/01/16(b)	636,000	634,979
Enterprise Products Operating LLC, 3.200%, 02/01/16	770,000	779,383
Kinder Morgan, Inc., 2.000%, 12/01/17	719,000	716,818
Spectra Energy Partners LP, 2.950%, 06/15/16	488,000	494,853

		3,359,655

Telecommunication Services 1.6%
American Tower Corp., 4.500%, 01/15/18	670,000	708,985
Verizon Communications, Inc., 0.681%, 06/09/17(b)	390,000	389,064
Verizon Communications, Inc., 2.550%, 06/17/19	815,000	826,141

		1,924,190

Transportation 2.7%
Burlington Northern Santa Fe LLC, 5.750%, 03/15/18	1,265,000	1,404,857
Canadian National Railway Co., 0.445%, 11/14/17(b)	1,454,000	1,452,072
Norfolk Southern Corp., 5.750%, 01/15/16	350,000	359,235

		3,216,164

Total Corporate Bonds (Cost $59,068,832)		59,092,809

Municipal Bonds 2.9%
New Jersey 1.5%
New Jersey Economic Development Authority, Series Q, RB, 1.096%, 06/15/16	1,755,000	1,744,031

South Carolina 1.4%
South Carolina State Public Service Authority, Series D, RB, 1.284%, 06/01/16(b)	1,690,000	1,692,822

Total Municipal Bonds (Cost $3,446,014)		3,436,853

U.S. Government Agency Mortgages 9.3%
Federal Home Loan Mortgage Corporation
Pool #J31133, 2.500%, 03/01/25	976,276	1,000,369
Pool #1Q1404, 2.279%, 01/01/37(b)	809,297	863,335
Pool #848852, 2.372%, 08/01/37(b)	1,052,254	1,118,482
Pool #849139, 3.140%, 09/01/43(b)	1,161,644	1,195,648

		4,177,834

See Notes to Schedules of Portfolio Investments.

Federal National Mortgage Association
Pool #745935, 5.698%, 08/01/16	1,457,994	1,484,391
Pool #745889, 5.970%, 08/01/16	277,602	286,699
Pool #469408, 0.931%, 11/01/18(b)	2,734,183	2,738,862
Pool #AL0968, 2.292%, 12/01/36(b)	318,250	338,561
Pool #AD0380, 2.294%, 10/01/37(b)	472,325	501,957
Pool #AL0966, 2.338%, 11/01/37(b)	401,464	428,130
Pool #AT1150, 2.822%, 09/01/43(b)	1,070,595	1,100,000

		6,878,600

Total U.S. Government Agency Mortgages (Cost $10,911,188)		11,056,434

Money Market Fund 2.9%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(c)	3,428,567	3,428,567

Total Money Market Fund (Cost $3,428,567)		3,428,567

Total Investments (Cost $116,682,946) — 98.9%		116,875,520
Other Assets in Excess of Liabilities — 1.1%		1,282,333

Net Assets — 100.0%		$118,157,853

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 11.8% of net assets as of June 30, 2015.
(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2015.
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2015.

Investment Abbreviations

MTN	– Medium Term Note
RB	– Revenue Bond
REMIC	– Real Estate Mortgage Investment Conduit

Open Futures Contracts

At June 30, 2015, the Fund’s open futures contracts were as follows:

Description	Position	Notional Amount	Expiration Month	Contracts	Unrealized Depreciation
U.S. Treasury 2 Year Note	Short	$(14,429,129)	September 2015	66	$(20,746)
U.S. Treasury 5 Year Note	Short	(4,643,671)	September 2015	39	(7,384)

					$(28,130)

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2015

(Unaudited)

U.S. Government Securities Fund

	Shares or Principal Amount($)	Value($)
U.S. Treasury Obligations 98.2%
U.S. Treasury Bonds 20.7%
7.125%, 02/15/23	1,039,000	1,409,793
6.000%, 02/15/26	226,000	303,564
4.500%, 02/15/36	875,000	1,100,176
2.500%, 02/15/45	1,209,000	1,064,017

		3,877,550

U.S. Treasury Notes 77.5%
0.250%, 08/15/15	500,000	500,039
1.000%, 03/31/17	2,080,000	2,095,925
0.625%, 09/30/17	2,205,000	2,198,453
0.750%, 03/31/18	1,860,000	1,850,555
1.500%, 01/31/19	3,215,000	3,244,388
1.375%, 02/29/20	2,422,000	2,400,996
1.625%, 11/15/22	2,277,000	2,201,042

		14,491,398

Total U.S. Treasury Obligations (Cost $18,029,753)		18,368,948

Money Market Fund 0.6%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(a)	107,708	107,708

Total Money Market Fund (Cost $107,708)		107,708

Total Investments (Cost $18,137,461) — 98.8%		18,476,656
Other Assets in Excess of Liabilities — 1.2%		214,969

Net Assets — 100.0%		$18,691,625

(a)	Rate disclosed, the 7 day net yield, is as of June 30, 2015.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2015

(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Security 0.7%
Agency Collateralized Mortgage Obligation 0.7%
NCUA Guaranteed Notes Trust 2010-A1, Series 2010-A1, Cl A, 0.524%, 12/07/20(a)	11,882,375	11,895,445

Total Asset-Backed Security (Cost $11,889,245)		11,895,445

Collateralized Mortgage Obligations 38.1%
Agency Collateralized Mortgage Obligation 22.2%
Federal Home Loan Mortgage Corporation
Series 3000, Cl FG, 0.486%, 07/15/25(a)	1,895,688	1,900,113
Series 3065, Cl DF, REMIC, 0.566%, 04/15/35(a)	32,830,626	32,994,352
Series 3135, Cl FC, 0.486%, 04/15/26(a)	2,305,538	2,311,120
Series 328, Cl F4, STRIPS, 0.530%, 02/15/38(a)	23,705,053	23,619,240
Series 3320, Cl FC, 0.356%, 05/15/37(a)	4,569,218	4,579,425
Series 3511, Cl FA, 1.186%, 02/15/39(a)	4,832,090	4,977,888
Series 3593, Cl F, 0.680%, 03/15/36(a)	4,525,455	4,595,341
Series 3812, Cl BE, 2.750%, 09/15/18	2,900,193	2,965,122
Series 3838, Cl LE, REMIC, 3.500%, 04/15/22	4,710,845	4,909,836
Series 4247, Cl EF, REMIC, 0.586%, 03/15/32(a)	2,775,377	2,787,755
Series 4413, Cl WF, REMIC, 0.530%, 10/15/41(a)	7,759,759	7,769,552
Series 4416, Cl FB, REMIC, 0.500%, 01/15/40(a)	16,386,852	16,381,559
Series 4448, Cl TF, REMIC, 0.500%, 05/15/40(a)	26,352,466	26,380,004
Series 4474, Cl WF, REMIC, 0.536%, 12/15/36(a)	30,712,240	30,740,158

		166,911,465

Federal National Mortgage Association
Series 2005-92, Cl UF, REMIC, 0.537%, 10/25/25(a)	1,886,222	1,893,825
Series 2007-30, Cl WF, 0.427%, 04/25/37(a)	8,810,897	8,830,378
Series 2010-134, Cl BF, REMIC, 0.617%, 10/25/40(a)	7,164,787	7,209,896
Series 2012-120, Cl AF, REMIC, 0.437%, 02/25/32(a)	1,261,625	1,257,597
Series 2012-73, Cl LF, REMIC, 0.637%, 06/25/39(a)	4,840,984	4,858,339
Series 2014-75, Cl FK, REMIC, 0.537%, 12/25/41(a)	5,285,303	5,271,629
Series 2015-22, Cl AF, REMIC, 0.530%, 04/25/45(a)	36,104,599	36,188,182
Series 2015-42, Cl BF, REMIC, 0.462%, 06/25/45(a)	35,365,983	35,364,073
Series 3726, Cl DE, REMIC, 1.500%, 08/15/20	2,105,025	2,119,520

		102,993,439

Government National Mortgage Association
Series 2012-98, Cl FM, 0.387%, 12/20/38(a)	2,332,594	2,310,094
Series 2014-167, Cl WF, 0.634%, 07/20/44(a)	5,752,483	5,748,577

		8,058,671

NCUA Guaranteed Notes
Series 2010-R1, Cl 1A, 0.635%, 10/07/20(a)	22,816,271	22,932,223
Series 2010-R1, Cl 2A, 1.840%, 10/07/20	2,356,100	2,364,493
Series 2010-R2, Cl 1A, 0.555%, 11/06/17(a)	3,536,954	3,543,653
Series 2010-R2, Cl 2A, 0.655%, 11/05/20(a)	30,465,773	30,613,807
Series 2011-R1, Cl 1A, 0.635%, 01/08/20(a)	13,109,498	13,174,993
Series 2011-R2, Cl 1A, 0.585%, 02/06/20(a)	17,010,422	17,060,092
Series 2011-R4, Cl 1A, 0.565%, 03/06/20(a)	436	437

		89,689,698

		367,653,273

See Notes to Schedules of Portfolio Investments.

Agency Collateralized Planned Amortization Class Mortgage Obligations 4.6%
Federal Home Loan Mortgage Corporation
Series 3071, Cl ZX, REMIC, 0.486%, 04/15/35(a)	2,358,494	2,338,968
Series 3767, Cl JF, REMIC, 0.486%, 02/15/39(a)	2,354,562	2,360,959
Series 3925, Cl FD, REMIC, 0.636%, 07/15/40(a)	2,716,803	2,736,204
Series 4203, Cl PF, REMIC, 0.436%, 09/15/42(a)	27,193,306	27,207,392
Series 4381, Cl FK, REMIC, 0.536%, 06/15/44(a)	14,301,167	14,278,714

		48,922,237

Federal National Mortgage Association
Series 2003-73, Cl DF, 0.637%, 10/25/32(a)	1,287,624	1,294,411
Series 2004-79, Cl FP, REMIC, 0.487%, 11/25/34(a)	6,940,778	6,951,863
Series 2006-113, Cl NF, REMIC, 0.537%, 09/25/36(a)	14,252,014	14,294,542
Series 2008-24, Cl PF, REMIC, 0.837%, 02/25/38(a)	2,950,150	2,994,155
Series 2012-113, Cl PF, REMIC, 0.537%, 10/25/40(a)	1,501,237	1,500,718

		27,035,689

		75,957,926

Agency Collateralized Support Mortgage Obligation 0.0%(b)
Federal National Mortgage Association
Series 1994-22, Cl F, REMIC, 1.387%, 01/25/24(a)	400,020	411,879

Commercial Mortgage Backed Securities 11.3%
Federal Home Loan Mortgage Corporation
Series K003, Cl A3, 4.324%, 12/25/15	56,786	57,220
Series K502, Cl A2, 1.426%, 08/25/17	8,450,000	8,515,234
Series KF03, Cl A, 0.521%, 01/25/21(a)	6,512,846	6,528,040
Series KF04, Cl A, 0.491%, 06/25/21(a)	5,924,373	5,933,378
Series KF05, Cl A, 0.531%, 09/25/21(a)	12,659,041	12,681,270
Series KF07, Cl A, 0.471%, 02/25/25(a)	1,764,925	1,764,925
Series KF08, Cl A, 0.484%, 01/25/22(a)	11,550,000	11,550,000

		47,030,067

Federal National Mortgage Association
Series 2011-M1, Cl FA, 0.637%, 06/25/21(a)	30,743,128	31,061,781
Series 2012-M13, Cl ASQ2, 1.246%, 08/25/17	121,802	122,414
Series 2012-M9, Cl ASQ2, 1.513%, 12/25/17	4,685,536	4,721,052
Series 2013-M1, Cl ASQ2, 1.074%, 11/25/16	13,935,380	13,986,579
Series 2013-M11, Cl FA, 0.517%, 01/25/18(a)	1,778,124	1,782,180
Series 2013-M13, Cl FA, 0.537%, 05/25/18(a)	20,743,339	20,777,213
Series 2013-M14, Cl FA, 0.537%, 08/25/18(a)	25,471,243	25,514,264
Series 2014-M4, Cl ASQ2, 1.272%, 01/25/17	3,151,289	3,167,188
Series 2014-M6, Cl FA, 0.486%, 12/25/17(a)	909,202	910,270
Series 2014-M8, Cl FA, 0.431%, 05/25/18(a)	6,903,087	6,914,850
Series 2015-M1, Cl ASQ2, 1.626%, 02/25/18	6,485,000	6,555,297
Series 2015-M7, Cl ASQ2, 1.550%, 04/25/18	7,215,000	7,268,831

		122,781,919

NCUA Guaranteed Notes
Series 2010-C1, Cl A1, 1.600%, 10/29/20	1,388,729	1,389,159
Series 2011-C1, Cl 2A, 0.715%, 03/09/21(a)	17,011,428	17,056,968

		18,446,127

		188,258,113

Total Collateralized Mortgage Obligations (Cost $631,031,604)		632,281,191

See Notes to Schedules of Portfolio Investments.

U.S. Government Agency Mortgages 56.4%
Federal Home Loan Mortgage Corporation
Pool #J31133, 2.500%, 03/01/25	22,614,971	23,173,065
Pool #847615, 2.586%, 07/01/33(a)	4,765,806	5,103,148
Pool #1B8683, 2.493%, 04/01/34(a)	14,640,964	15,685,729
Pool #848744, 2.390%, 05/01/34(a)	19,532,379	20,769,890
Pool #847991, 2.385%, 03/01/35(a)	9,790,282	10,434,834
Pool #848736, 2.308%, 05/01/35(a)	31,856,361	33,802,017
Pool #848797, 2.329%, 07/01/35(a)	4,584,439	4,866,993
Pool #1Q0025, 2.303%, 02/01/36(a)	3,731,426	3,970,786
Pool #1H2602, 2.475%, 03/01/36(a)	4,148,241	4,433,321
Pool #1Q1407, 2.383%, 07/01/36(a)	11,168,358	11,948,092
Pool #848747, 2.483%, 07/01/36(a)	17,677,637	18,912,549
Pool #848569, 2.397%, 11/01/36(a)	15,195,724	16,236,867
Pool #1Q1404, 2.279%, 01/01/37(a)	15,488,635	16,522,846
Pool #1Q1195, 2.205%, 05/01/37(a)	16,657,168	17,640,673
Pool #848796, 2.421%, 05/01/37(a)	32,792,940	34,936,197
Pool #1Q1282, 2.134%, 07/01/37(a)	4,443,816	4,695,704
Pool #848852, 2.372%, 08/01/37(a)	22,481,652	23,896,647
Pool #1Q0652, 2.330%, 02/01/38(a)	2,776,331	2,973,617
Pool #1Q1405, 2.358%, 04/01/39(a)	4,895,954	5,233,121
Pool #1Q1420, 2.452%, 09/01/39(a)	20,799,739	22,298,857
Pool #849139, 3.140%, 09/01/43(a)	3,871,095	3,984,409

		301,519,362

Federal National Mortgage Association
Pool #735953, 5.036%, 08/01/15	5,460	5,447
Pool #387590, 4.900%, 09/01/15	1,886,694	1,885,684
Pool #462018, 5.365%, 09/01/15	19,917	19,902
Pool #745100, 4.826%, 11/01/15	2,004,440	2,005,728
Pool #745504, 5.144%, 02/01/16	2,638,995	2,649,738
Pool #383143, 6.750%, 02/01/16	797,454	801,691
Pool #745530, 5.288%, 04/01/16	104,508	105,390
Pool #995887, 4.757%, 05/01/16	6,743	6,818
Pool #462237, 5.525%, 07/01/16	151,496	154,145
Pool #745764, 5.733%, 07/01/16	10,819,079	11,109,454
Pool #888015, 5.521%, 11/01/16	459,237	469,198
Pool #469673, 2.080%, 12/01/16	5,076,803	5,165,447
Pool #469807, 2.250%, 12/01/16	65,381	66,608
Pool #874196, 5.360%, 12/01/16	730,000	760,984
Pool #735745, 4.949%, 01/01/17	2,786	2,780
Pool #470775, 2.300%, 03/01/17	56,493	57,784
Pool #471016, 1.700%, 04/01/17	50,000	50,606
Pool #874903, 5.520%, 05/01/17	947,227	1,015,921
Pool #889232, 5.495%, 06/01/17	2,933,799	3,129,136
Pool #466009, 2.840%, 09/01/17	1,008,257	1,038,301
Pool #466149, 3.070%, 10/01/17	1,392,000	1,439,332
Pool #466487, 2.770%, 11/01/17	2,109,877	2,172,774
Pool #888969, 5.932%, 11/01/17	2,978,552	3,229,703
Pool #467010, 3.520%, 01/01/18	5,510,109	5,799,001
Pool #AM7696, 0.471%, 02/01/18(a)	13,035,000	13,029,817
Pool #385912, 5.350%, 02/01/18	5,642,610	6,135,154
Pool #467288, 2.800%, 03/01/18	1,577,321	1,631,506
Pool #AM3464, 1.180%, 05/01/18	17,165,000	17,051,427
Pool #AM3462, 1.360%, 05/01/18	11,479,715	11,463,147
Pool #468279, 3.470%, 06/01/18	3,848,364	4,059,585

See Notes to Schedules of Portfolio Investments.

Pool #AL0561, 3.743%, 06/01/18	19,552,237	20,710,127
Pool #469334, 0.611%, 10/01/18(a)	4,942,020	4,939,509
Pool #469408, 0.931%, 11/01/18(a)	37,380,259	37,444,228
Pool #AM7163, 0.631%, 05/01/19(a)	10,952,248	10,944,139
Pool #AM6261, 0.401%, 07/01/19(a)	15,370,000	15,376,875
Pool #AM7028, 0.421%, 10/01/19(a)	18,405,000	18,428,581
Pool #466804, 0.761%, 12/01/20(a)	13,370,000	13,365,775
Pool #470556, 0.881%, 12/01/20(a)	21,070,000	21,064,761
Pool #469856, 0.971%, 12/01/21(a)	17,690,000	17,680,631
Pool #AM9040, 0.450%, 06/01/22(a)	17,995,000	17,989,597
Pool #AM0400, 0.661%, 08/01/22(a)	17,500,000	17,490,990
Pool #AM7213, 0.831%, 08/01/22(a)	4,540,000	4,536,687
Pool #793025, 1.937%, 07/01/34(a)	686,391	719,872
Pool #AL0222, 2.396%, 07/01/34(a)	11,294,018	12,010,783
Pool #AD0064, 1.934%, 01/01/35(a)	10,848,729	11,380,402
Pool #809384, 2.215%, 01/01/35(a)	374,404	393,590
Pool #805338, 2.260%, 01/01/35(a)	129,516	133,145
Pool #813718, 2.308%, 01/01/35(a)	8,424,603	8,950,906
Pool #809324, 1.945%, 02/01/35(a)	9,193	9,729
Pool #814686, 2.225%, 03/01/35(a)	188,885	196,124
Pool #AD7165, 1.940%, 04/01/35(a)	2,186,760	2,305,575
Pool #995609, 2.374%, 04/01/35(a)	2,144,795	2,293,133
Pool #822302, 2.462%, 05/01/35(a)	3,985,257	4,265,530
Pool #AD0886, 2.363%, 07/01/35(a)	3,283,080	3,503,794
Pool #AL0505, 2.331%, 11/01/35(a)	10,247,629	10,889,997
Pool #AL0345, 2.421%, 11/01/35(a)	5,014,438	5,333,045
Pool #AD0377, 1.948%, 01/01/36(a)	2,630,534	2,769,037
Pool #888722, 2.237%, 01/01/36(a)	2,225,522	2,369,877
Pool #995540, 2.365%, 01/01/36(a)	7,321,417	7,795,827
Pool #888782, 2.280%, 03/01/36(a)	1,745,357	1,851,788
Pool #AL1015, 2.265%, 04/01/36(a)	2,566,798	2,729,454
Pool #AL0854, 2.375%, 06/01/36(a)	6,332,478	6,739,208
Pool #AL2202, 2.378%, 06/01/36(a)	10,218,284	10,831,027
Pool #888859, 2.360%, 10/01/36(a)	848,602	902,518
Pool #AA3517, 2.110%, 11/01/36(a)	6,583,661	6,994,281
Pool #903166, 2.400%, 11/01/36(a)	2,774,508	2,973,927
Pool #AL0968, 2.299%, 12/01/36(a)	16,651,678	17,714,401
Pool #906216, 2.232%, 01/01/37(a)	2,359,223	2,523,257
Pool #AL0872, 1.909%, 07/01/37(a)	4,129,621	4,350,215
Pool #AL0960, 2.320%, 07/01/37(a)	16,981,383	18,020,470
Pool #AD0380, 2.273%, 10/01/37(a)	8,984,978	9,548,659
Pool #AE0332, 2.262%, 11/01/37(a)	6,540,832	6,958,155
Pool #AL0966, 2.338%, 11/01/37(a)	6,372,445	6,795,711
Pool #AL0270, 2.276%, 08/01/38(a)	14,724,929	15,654,597
Pool #AE0066, 2.377%, 09/01/39(a)	16,596,255	17,744,080
Pool #725874, 2.428%, 09/01/39(a)	73,069	77,847
Pool #AL2013, 2.295%, 10/01/39(a)	379,964	404,131
Pool #AL1801, 2.941%, 05/01/42(a)	7,437,677	7,680,610
Pool #AT1150, 2.822%, 09/01/43(a)	13,203,949	13,566,599
Pool #AT1155, 2.967%, 09/01/43(a)	3,746,131	3,888,977
Pool #AY4058, 2.809%, 05/01/44(a)	4,802,691	4,926,712
Pool #AW6998, 3.216%, 06/01/44(a)	2,747,000	2,841,703
Pool #AL5406, 3.221%, 06/01/44(a)	10,124,585	10,484,605
Pool #AW9723, 2.277%, 07/01/44(a)	8,996,793	9,238,870
Pool #AL5640, 2.296%, 08/01/44(a)	5,422,463	5,565,175
Pool #AW2253, 3.024%, 08/01/44(a)	4,137,900	4,287,769
Pool #AL5643, 2.976%, 09/01/44(a)	2,368,874	2,436,954
Pool #AL5793, 3.141%, 09/01/44(a)	4,876,710	5,034,674
Pool #AX3646 FN, 2.274%, 10/01/44(a)	5,214,484	5,341,708
Pool #AW3236, 2.532%, 10/01/44(a)	9,928,232	10,252,030

See Notes to Schedules of Portfolio Investments.

Pool #AX6452, 2.529%, 11/01/44(a)	5,916,941	6,104,910
Pool #AX5937, 2.549%, 11/01/44(a)	1,834,227	1,888,466
Pool #AX9332, 3.037%, 12/01/44(a)	9,946,670	10,237,902
Pool #AY0836, 2.335%, 01/01/45(a)	3,339,716	3,421,918
Pool #AY3142, 2.604%, 01/01/45(a)	1,106,604	1,131,650
Pool #AY2431, 2.257%, 02/01/45(a)	6,541,441	6,683,214
Pool #AY9825, 2.187%, 04/01/45(a)	8,342,053	8,497,366
Pool #AY7185, 2.464%, 04/01/45(a)	5,888,598	5,982,944

		634,112,956

Total U.S. Government Agency Mortgages (Cost $916,027,433)		935,632,318

U.S. Treasury Obligation 2.4%
U.S. Treasury Note 2.4%
0.625%, 08/31/17	39,350,000	39,282,357

Total U.S. Treasury Obligation (Cost $39,257,176)		39,282,357

Money Market Fund 2.0%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(c)	32,815,634	32,815,634

Total Money Market Fund (Cost $32,815,634)		32,815,634

Total Investments (Cost $1,631,021,092) — 99.6%		1,651,906,945
Other Assets in Excess of Liabilities — 0.4%		6,649,957

Net Assets — 100.0%		$1,658,556,902

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2015.
(b)	Less than 0.05% of Net Assets.
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2015.

Investment Abbreviations

REMIC	– Real Estate Mortgage Investment Conduit
STRIPS	– Separate Trading of Registered Interest and Principal Securities

Open Futures Contracts

At June 30, 2015, the Fund’s open futures contracts were as follows:

Description	Position	Notional Amount	Expiration Month	Contracts	Unrealized Depreciation

U.S. Treasury 2 Year Note	Short	$(55,095,695)	September 2015	252	$(76,555)
U.S. Treasury 5 Year Note	Short	(32,391,940)	September 2015	272	(46,185)

					$(122,740)

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2015

(Unaudited)

Virginia Intermediate Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 96.9%
Alabama 0.5%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	645,000	647,025

District of Columbia 3.0%
Metropolitan Washington D.C. Airports Authority, Airport System, Series B, RB, 5.000%, 10/01/26, BHAC	2,175,000	2,451,225
Washington D.C. Metropolitan Area Transit Authority, Gross Revenue, Series A, RB, 5.125%, 07/01/32	1,000,000	1,131,380

		3,582,605

North Carolina 3.4%
North Carolina Capital Facilities Finance Agency, Educational Facilities, RB, 5.000%, 05/01/32	1,740,000	1,849,220
North Carolina State, RB, 5.000%, 03/01/27	1,925,000	2,214,924

		4,064,144

Virginia 90.0%
Chesterfield County, Series A, GO, 5.000%, 01/01/17	1,550,000	1,653,571
Commonwealth of Virginia, Series A, GO, 4.000%, 06/01/16	2,325,000	2,404,073
Fairfax County, Series C, GO, 5.000%, 10/01/25, State Aid Withholding(b)	2,000,000	2,482,380
Fairfax County Economic Development Authority, RB, 5.000%, 08/01/22(c)	3,700,000	4,245,121
Fairfax County Industrial Development Authority, RB, 5.000%, 05/15/37	1,810,000	2,002,512
Fairfax County Industrial Development Authority, Series D, RB, 5.000%, 05/15/27	1,300,000	1,475,630
Fairfax County Water Authority, RB, 5.000%, 04/01/27	600,000	699,750
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/22	2,780,000	3,251,599
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/30	1,000,000	1,135,100
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/32	2,000,000	2,250,380
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/23	1,060,000	1,176,971
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/24	2,425,000	2,692,599
Hampton Roads Sanitation District Wastewater, Series A, RB, 5.000%, 07/01/25	2,000,000	2,409,840
Hanover County, GO, 5.000%, 07/15/26, State Aid Withholding	750,000	915,375
Hanover County Economic Development Authority, Regional Medical Care Project, RB, 6.375%, 08/15/18, NATL-RE(c)	3,425,000	3,627,212
Henrico County, GO, 5.000%, 07/15/17	1,450,000	1,577,005
Henrico County, GO, 5.000%, 08/01/17	405,000	441,098
Isle County Wight, Series A, GO, 5.000%, 07/01/35, State Aid Withholding	750,000	853,620
James City County Economic Development Authority, Public Facility Project, RB, 5.000%, 06/15/21, AGM	2,215,000	2,372,774
Loudoun County Industrial Development Authority, Series A, RB, 5.000%, 06/01/31	1,000,000	1,116,880
Manassas, Series C, GO, 5.000%, 07/01/27, State Aid Withholding	3,080,000	3,652,326
New Kent County Economic Development Authority, School & Governmental Projects, RB, 5.000%, 02/01/18, AGM	2,225,000	2,375,988
Norfolk Water Revenue, Series A, RB, 5.250%, 11/01/44	5,000,000	5,700,050
Northern Virginia Transportation Authority, RB, 5.000%, 06/01/26	1,250,000	1,485,338
Pittsylvania County, Series B, GO, 5.000%, 03/01/22	1,000,000	1,144,460
Portsmouth, Series D, GO, 5.000%, 07/15/23	1,250,000	1,429,550
Prince County William, GO, 5.000%, 08/01/16, State Aid Withholding	1,035,000	1,087,216
Richmond, GO, 5.000%, 07/15/24, Pre-refunded 07/15/2016 @ 100, AGM	1,435,000	1,503,177
Richmond, Series A, GO, 5.000%, 03/01/22, State Aid Withholding	1,975,000	2,346,833
Richmond, Series A, GO, 5.000%, 07/15/27	1,000,000	1,123,360

See Notes to Schedules of Portfolio Investments.

Richmond Industrial Development Authority, Government Facilities, RB, 5.000%, 07/15/18, AMBAC	1,795,000	1,930,038
Roanoke Economic Development Authority, Hospital Revenue, RB, 5.000%, 07/01/27	1,000,000	1,115,460
Virginia College Building Authority, Series A, RB, 5.000%, 09/01/17, ST INTERCEPT	1,035,000	1,129,609
Virginia College Building Authority, Educational Facilities Project, Series A, RB, 5.000%, 09/01/17, Pre-refunded 09/01/2016 @ 100, ST INTERCEPT	155,000	163,176
Virginia College Building Authority, Educational Facilities Project, Series B, RB, 5.000%, 03/01/21	1,700,000	1,996,174
Virginia College Building Authority, Educational Facilities Project, Washington & Lee University, RB, 5.375%, 01/01/21(c)	3,950,000	4,427,476
Virginia Commonwealth Transportation Board, RB, 5.000%, 05/15/25	1,000,000	1,195,820
Virginia Commonwealth Transportation Board, RB, 5.000%, 05/15/25, ST APPROP	2,750,000	3,188,900
Virginia Commonwealth University, Health System Authority, RB, 5.000%, 07/01/30	1,460,000	1,626,951
Virginia Housing Development Authority, Commonwealth Mortgage, Series A-1, RB, 3.650%, 01/01/18, GO of Authority	1,205,000	1,281,264
Virginia Port Authority, Series A, AMT, RB, 5.000%, 07/01/32	5,000,000	5,557,000
Virginia Public Building Authority, Series A, RB, 5.000%, 08/01/31, Pre-refunded 08/01/2021 @ 100	10,000	11,892
Virginia Public Building Authority, Series A, RB, 5.000%, 08/01/31	1,240,000	1,417,556
Virginia Public School Authority, RB, 5.000%, 07/15/18, State Aid Withholding	1,510,000	1,691,547
Virginia Public School Authority, RB, 5.000%, 08/01/18, State Aid Withholding	4,000,000	4,483,680
Virginia Public School Authority, RB, 5.000%, 08/01/22, State Aid Withholding	3,400,000	4,056,710
Virginia Public School Authority, Series A, RB, 5.000%, 08/01/27, State Aid Withholding	2,060,000	2,397,346
Virginia Public School Authority, School Financing, RB, 5.000%, 07/15/26, State Aid Withholding	2,000,000	2,240,400
Virginia Resources Authority, Series A, RB, 5.000%, 11/01/24	1,075,000	1,224,500
Virginia Resources Authority, Series A, RB, 5.000%, 11/01/30	750,000	862,560
Virginia Resources Authority, Series A, RB, 5.000%, 11/01/32	300,000	347,580
Virginia Resources Authority Clean Water, Revolving Fund, RB, 5.000%, 10/01/16	2,030,000	2,145,893
Virginia Resources Authority Infrastructure, Pooled Financing Program, Series A, RB, 5.000%, 11/01/28	2,300,000	2,694,611
Virginia Resources Authority Infrastructure, Pooled Financing Program, Series B, RB, 5.000%, 11/01/20	305,000	359,534

		108,177,465

Total Municipal Bonds (Cost $112,959,034)		116,471,239

Money Market Fund 4.0%
Federated Virginia Municipal Cash Trust, Institutional Share, 0.01%(d)	4,791,075	4,791,075

Total Money Market Fund (Cost $4,791,075)		4,791,075

Total Investments (Cost $117,750,109) — 100.9%		121,262,314
Liabilities in Excess of Other Assets — (0.9)%		(1,125,831)

Net Assets — 100.0%		$120,136,483

(a)	Step bond. The rate shown is the rate in effect as of June 30, 2015.
(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(c)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(d)	Rate disclosed, the 7 day net yield, is as of June 30, 2015.

See Notes to Schedules of Portfolio Investments.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
AMT	– Income subject to Alternative Minimum Tax
BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation
GO	– General Obligation
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
RB	– Revenue Bond
ST APPROP	– State Appropriation
ST INTERCEPT	– State Interception

See Notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments

1. Organization

The RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company offering the following funds as of June 30, 2015: Aggressive Growth Stock Fund, International Equity Fund, Large Cap Growth Stock Fund, Large Cap Value Equity Fund, Mid-Cap Value Equity Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy, Moderate Allocation Strategy, Core Bond Fund, Corporate Bond Fund, Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term Municipal Bond Fund, Total Return Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund, and Virginia Intermediate Municipal Bond Fund (each, a “Fund” and collectively, the “Funds”), which are each a diversified series of the Trust. RidgeWorth Investments (“Investment Adviser”) serves as the investment adviser to the Funds.

The Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies

The following are significant accounting policies consistently followed by the Funds in the preparation of its Schedules of Portfolio Investments (each, a “Schedule” and collectively, the “Schedules”). These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Schedules. These estimates could cause actual results to differ.

(a) Investment Valuation — Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The prices are provided by independent pricing vendors approved by the Board of Trustee of the Trust (the “Board”). Debt securities are valued at the last quoted bid price, which is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.

The Funds, in accordance with GAAP, have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain asset and mortgage backed products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Publicly-traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid prices as of the close of business of that market and such securities are considered Level 2 in the fair value hierarchy. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded and such securities may be considered Level 1 in the fair value hierarchy. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade and such securities may be considered Level 1 in the fair value hierarchy. Centrally cleared credit default and interest rate swaps are valued at the price determined by the relevant exchange and such securities may be considered Level 2 in the fair value hierarchy. Forward foreign exchange contracts are valued using daily forward exchange rates and such securities may be considered Level 2 in the fair value hierarchy.

When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its NAV, each of the Funds will value the security as determined in accordance with the Pricing and Valuation Procedures approved by the Board. The Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be fair valued in accordance with the Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is fair valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value, and such securities are considered Level 2 in the fair value hierarchy. Certain Funds hold securities or other assets that are denominated in a foreign currency. The Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time) when valuing such assets. Under the Pricing and Valuation Procedures, such securities may be considered Level 2 or Level 3 in the fair value hierarchy.

The assets of Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy consist of investments in other funds including affiliated funds (See Note 4), which are valued at their respective daily net asset values.

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value as of June 30, 2015:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Aggressive Growth Stock Fund
Assets
Common Stocks[1]	$40,115,626	$—	$—	$40,115,626
Money Market Fund	343,536	—	—	343,536

Total Investments	40,459,162	—	—	40,459,162

International Equity Fund
Assets
Common Stocks[1]	22,284,724	—	—	22,284,724
Preferred Stock[1]	360,819	—	—	360,819
Money Market Funds	887,784	—	—	887,784

Total Investments	23,533,327	—	—	23,533,327

Large Cap Growth Stock Fund
Assets
Common Stocks[1]	289,286,066	—	—	289,286,066
Money Market Fund	1,289,963	—	—	1,289,963

Total Investments	290,576,029	—	—	290,576,029

Large Cap Value Equity Fund
Assets
Common Stocks[1]	2,327,625,092	—	—	2,327,625,092
Money Market Fund	60,614,220	—	—	60,614,220

Total Investments	2,388,239,312	—	—	2,388,239,312

Mid-Cap Value Equity Fund
Assets
Common Stocks[1]	4,305,065,751	—	—	4,305,065,751
Money Market Fund	110,322,709	—	—	110,322,709

Total Investments	4,415,388,460	—	—	4,415,388,460

Small Cap Growth Stock Fund
Assets
Common Stocks[1]	141,342,648	—	—	141,342,648
Money Market Funds	15,880,947	—	—	15,880,947

Total Investments	157,223,595	—	—	157,223,595

Small Cap Value Equity Fund
Assets
Common Stocks	1,184,214,091	—	—	1,184,214,091
Money Market Fund	19,626,142	—	—	19,626,142

Total Investments	1,203,840,233	—	—	1,203,840,233

Aggressive Growth Allocation Strategy[2]
Assets
Equity Funds	6,980,820	—	—	6,980,820
Fixed Income Funds	940,158	—	—	940,158
Exchange Traded Funds	1,760,560	—	—	1,760,560
Money Market Fund	192,669	—	—	192,669

Total Investments	9,874,207	—	—	9,874,207

Conservative Allocation Strategy[2]
Assets
Equity Funds	19,599,338	—	—	19,599,338
Fixed Income Funds	35,454,760	—	—	35,454,760
Exchange Traded Funds	11,697,464	—	—	11,697,464
Money Market Fund	438,683	—	—	438,683

Total Investments	67,190,245	—	—	67,190,245

Growth Allocation Strategy[2]
Assets
Equity Funds	39,996,966	—	—	39,996,966
Fixed Income Funds	12,376,424	—	—	12,376,424
Exchange Traded Funds	11,281,871	—	—	11,281,871
Money Market Fund	568,161	—	—	568,161

Total Investments	64,223,422	—	—	64,223,422

Moderate Allocation Strategy[2]
Assets
Equity Funds	54,585,167	—	—	54,585,167
Fixed Income Funds	43,258,023	—	—	43,258,023
Exchange Traded Funds	21,008,252	—	—	21,008,252
Money Market Fund	1,072,970	—	—	1,072,970

Total Investments	119,924,412	—	—	119,924,412

Core Bond Fund
Assets
Asset-Backed Securities[1]	—	9,061,769	—		9,061,769
Collateralized Mortgage Obligations[1]	—	7,817,337	—		7,817,337
Corporate Bonds[1]	—	45,812,941	—		45,812,941
U.S. Government Agency Mortgages[1]	—	49,339,082	—		49,339,082
U.S. Treasury Obligations[1]	—	74,102,399	—		74,102,399
Foreign Government Bonds	—	2,064,222	—		2,064,222
Money Market Funds	4,054,867	—	—		4,054,867

Total Investments	4,054,867	188,197,750	—		192,252,617

Corporate Bond Fund
Assets
Corporate Bonds[1]	—	28,232,790	—		28,232,790
Money Market Funds	638,056	—	—		638,056

Total Investments	638,056	28,232,790	—		28,870,846

Other Financial Instruments[4]
Credit Default Swap Contracts	—	3,237	—		3,237

Total Assets	597,568	28,276,515	—		28,874,083

Georgia Tax-Exempt Bond Fund
Assets
Municipal Bonds[3]	—	132,407,995	—		132,407,995
Money Market Fund	5,048,728	—	—		5,048,728

Total Investments	5,048,728	132,407,995	—		137,456,723

High Grade Municipal Bond Fund
Assets
Municipal Bonds[3]	—	98,789,771	—		98,789,771
Money Market Fund	17,854,524	—	—		17,854,524

Total Investments	17,854,524	98,789,771	—		116,644,295

High Income Fund
Assets
Bank Loans[1]	—	40,855,667	—		40,855,667
Corporate Bonds[1]	—	681,415,960	0	[5]	681,415,960
Convertible Preferred Stocks[1]	2,325,857	—	—		2,325,857
Municipal Bonds[3]	—	4,408,875	—		4,408,875
Preferred Stock[1]	3,146,438	—	—		3,146,438
Common Stocks[1]	12,428,165	662,175	—		13,090,340
Money Market Funds	135,523,970	—	—		135,523,970

Total Investments	153,424,430	727,342,677	0	[5]	880,767,107

Intermediate Bond Fund
Assets
Asset-Backed Securities[1]	—	13,760,006	—		13,760,006
Collateralized Mortgage Obligations[1]	—	9,388,636	—		9,388,636
Corporate Bonds[1]	—	58,141,905	—		58,141,905
U.S. Government Agency Mortgages[1]	—	8,464,463	—		8,464,463
U.S. Treasury Obligations[1]	—	125,481,229	—		125,481,229
Foreign Government Bonds	—	2,717,669	—		2,717,669
Money Market Funds	7,926,320	—	—		7,926,320

Total Investments	7,926,320	217,953,908	—		225,880,228

Investment Grade Tax-Exempt Bond Fund
Assets
Municipal Bonds[3]	—	603,018,149	—		603,018,149
Money Market Fund	73,634,966	—	—		73,634,966

Total Investments	73,634,966	603,018,149	—		676,653,115

Limited Duration Fund
Assets
Asset-Backed Securities[1]	—	2,023,190	—		2,023,190
Collateralized Mortgage Obligations[1]	—	3,316,567	—		3,316,567
U.S. Government Agency Mortgages[1]	—	1,267,005	—		1,267,005
Money Market Fund	42,800	—	—		42,800

Total Investments	42,800	6,606,762	—		6,649,562

Limited-Term Federal Mortgage Securities Fund
Assets
Collateralized Mortgage Obligations[1]	—	1,089,704	—		1,089,704
U.S. Government Agency Mortgages[1]	—	12,007,423	—		12,007,423
U.S. Treasury Obligation[1]	—	196,375	—		196,375
Money Market Fund	596,491	—	—		596,491

Total Investments	596,491	13,293,502	—		13,889,993

North Carolina Tax-Exempt Bond Fund
Assets
Municipal Bonds[3]	—	34,984,874	—		34,984,874
Money Market Fund	3,421,494	—	—		3,421,494

Total Investments	3,421,494	34,984,874	—		38,406,368

Seix Floating Rate High Income Fund
Assets
Bank Loans[1]	—	5,792,943,324	—		5,792,943,324
Corporate Bonds[1]	—	318,288,824	0	[5]	318,288,824
Convertible Preferred Stock[1]	3,330,166	—	—		3,330,166
Municipal Bonds[3]	—	13,971,076	—		13,971,076
Preferred Stock[1]	2,442,769	—	—		2,442,769
Common Stocks[1]	3,076,566	862,962	—		3,939,528
Money Market Fund	246,615,566	—	—		246,615,566

Total Investments	255,465,067	6,126,066,186	0	[5]	6,381,531,253

Other Financial Instruments[4]
Unfunded Loan Commitments	—	572	—		572

Total Assets	—	6,126,066,758	—		6,126,066,758

Seix High Yield Fund
Assets
Bank Loans[1]	—	31,382,457	—		31,382,457
Corporate Bonds[1]	—	556,443,467	—		556,443,467
Convertible Preferred Stock[1]	1,686,487	—	—		1,686,487
Common Stock[1]	2,946,341	—	—		2,946,341
Money Market Funds	123,526,021	—	—		123,526,021

Total Investments	128,158,849	587,825,924	—		715,984,773

Other Financial Instruments[4]
Credit Default Swap Contracts	—	1,480,006	—		1,480,006

Total Assets	96,744,894	620,719,885	—		717,464,779

Short-Term Bond Fund
Assets
Asset-Backed Securities[1]	—	5,637,045	—		5,637,045
Collateralized Mortgage Obligations[1]	—	7,200,629	—		7,200,629
Corporate Bonds[1]	—	21,175,900	—		21,175,900
Municipal Bonds[3]	—	1,789,106	—		1,789,106
U.S. Government Agency Mortgages[1]	—	6,482,094	—		6,482,094
U.S. Treasury Obligations[1]	—	10,642,480	—		10,642,480
Money Market Fund	302,385	—	—		302,385

Total Investments	302,385	52,927,254	—		53,229,639

Short-Term Municipal Bond Fund
Assets
Municipal Bonds[3]	—	34,949,909	—		34,949,909
Money Market Fund	11,843,213	—	—		11,843,213

Total Investments	11,843,213	34,949,909	—		46,793,122

Total Return Bond Fund
Assets
Asset-Backed Securities[1]	—	44,315,279	—	44,315,279
Collateralized Mortgage Obligations[1]	—	52,328,939	—	52,328,939
Bank Loans[1]	—	388,503	—	388,503
Corporate Bonds[1]	—	268,252,605	—	268,252,605
U.S. Government Agency Mortgages[1]	—	287,245,629	—	287,245,629
U.S. Treasury Obligations[1]	—	478,562,117	—	478,562,117
Foreign Government Bonds	—	10,085,020	—	10,085,020
Money Market Funds	47,656,691	—	—	47,656,691

Total Investments	47,656,691	1,141,178,092	—	1,188,834,783

Other Financial Instruments[4]
Credit Default Swap Contracts	—	98,241	—	98,241
Forward Foreign Currency Contracts	—	1,070,333	—	1,070,333

Total Assets	47,063,046	1,142,940,311	—	1,190,003,357

Liabilities
Forward Foreign Currency Contracts	—	(2,688,609)	—	(2,688,609)

Total Liabilities	—	(2,688,609)	—	(2,688,609)

Ultra-Short Bond Fund
Assets
Asset-Backed Securities[1]	—	21,360,050	—	21,360,050
Collateralized Mortgage Obligations[1]	—	18,500,807	—	18,500,807
Corporate Bonds[1]	—	59,092,809	—	59,092,809
Municipal Bonds[3]	—	3,436,853	—	3,436,853
U.S. Government Agency Mortgages[1]	—	11,056,434	—	11,056,434
Money Market Fund	3,428,567	—	—	3,428,567

Total Investments	3,428,567	113,446,953	—	116,875,520

Other Financial Instruments[4]
Liabilities
Futures Contracts	(28,130)	—	—	(28,130)

Total Liabilities	(28,130)	—	—	(28,130)

U.S. Government Securities Fund
Assets
U.S. Treasury Obligations[1]	—	18,368,948	—	18,368,948
Money Market Fund	107,708	—	—	107,708

Total Investments	107,708	18,368,948	—	18,476,656

U.S. Government Securities Ultra-Short Bond Fund
Assets
Asset-Backed Security[1]	—	11,895,445	—	11,895,445
Collateralized Mortgage Obligations[1]	—	632,281,191	—	632,281,191
U.S. Government Agency Mortgages[1]	—	935,632,318	—	935,632,318
U.S. Treasury Obligation[1]	—	39,282,357	—	39,282,357
Money Market Fund	32,815,634	—	—	32,815,634

Total Investments	32,815,634	1,619,091,311	—	1,651,906,945

Other Financial Instruments[4]
Liabilities
Futures Contracts	(122,740)	—	—	(122,740)

Total Liabilities	(122,740)	—	—	(122,740)

Virginia Intermediate Municipal Bond Fund
Assets
Municipal Bonds[3]	—	116,471,239	—	116,471,239
Money Market Fund	4,791,075	—	—	4,791,075

Total Investments	4,791,075	116,471,239	—	121,262,314

1	Please see the Schedules for Sector or Country Classifications.
2	For additional information regarding the investments of the underlying RidgeWorth Funds, please call 1-888-784-3863 or visit www.ridgeworthfunds.com.
3	Please see the Schedules for State Classifications.
4	Other Financial Instruments are derivative instruments and depreciation on unfunded loan commitments not reflected in the value of Total Investments in the Schedules, such as credit default swaps, forward foreign currency contracts, futures and interest rate swaps, which are shown at the unrealized appreciation (depreciation) on the instrument.

5	As of June 30, 2015, the securities designated as Level 3 were fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to, similar securities, company specific financial information, and company specific news. Each of these securities are Board fair valued securities for the period ended June 30, 2015. The Level 3 securities comprised 0.0% of net assets of each Fund. As such, the Level 3 roll forward and change in unrealized appreciation/depreciation of Level 3 securities held at period end have not been presented.

The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Pricing and Valuation Procedures. This may result in movements between Level 1 and Level 2 throughout the period. As of June 30, 2015, securities valued at $6,964,083 were transferred from Level 2 to Level 1 pursuant to the Pricing and Valuation Procedures for International Equity Fund. The transfers were a result of certain foreign equity securities including a fair valuation adjustment factor applied to their equity prices as of June 30, 2015.

(b) Security Transactions — Security transactions are accounted for on a trade date basis for financial reporting purposes.

(c) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), on the date of valuation.

(d) Derivative Instruments — Certain Funds may enter into derivative contracts for purposes of pursuing their investment objective, to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks. Open derivative positions at June 30, 2015 are included within each applicable Fund’s Schedule.

(e) Securities Traded on a To-Be-Announced Basis — Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Forward Foreign Currency Contracts — Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statements of Assets and Liabilities within the Funds’ annual and semi-annual reports. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Futures Contracts — Certain Funds may enter into futures contracts to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the Statements of Assets and Liabilities within the Funds’ annual and semi-annual reports. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(h) Swap Contracts — Certain Funds may invest in swap contracts for the purpose of managing exposure to interest rate, credit or market risk, or for other purposes. The use of swap contracts involves risks that are different from those associated with ordinary portfolio transactions. Swap contracts may be privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

OTC swap contracts are marked-to-market daily using an independent pricing vendor and changes in value are recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap contract. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Funds’ custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedules of Portfolio Investments and restricted cash, if any, is identified on the Statements of Assets and Liabilities. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap contracts.

Credit Default Swaps

Certain Funds enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Funds may use a CDS contract to provide protection against defaults of the issuers (i.e., to reduce risk where the Funds have exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

As a seller of protection, a Fund generally receives an upfront payment or a stream of payments throughout the term of the swap contracts provided that there is no credit event. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, a Fund effectively adds leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap contract. As a buyer of protection, a Fund generally receives an amount up to the notional value of the swap contract if a defined credit event occurs.

The Funds’ maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the swap contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Funds’ exposure to the counterparty). As the protection seller, the Funds’ maximum risk is the notional amount of the contract. CDS contracts are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the contract. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Credit spreads utilized in determining the period end market value of CDS contracts on corporate or sovereign issues are disclosed in the Schedules of Portfolio Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. The quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk for CDS contracts on asset-backed securities and credit indices.

Entering into a CDS contract involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these contracts, and that the counterparty to the contract may default on its obligation to perform or disagree as to the meaning of the contractual terms in the contract, and that there are unfavorable changes in net interest rates.

Interest Rate Swaps

Certain Funds may enter into interest rate swap (“IRS”) contracts to manage exposure to interest rate risk. IRS contracts are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. IRS contracts are marked-to-market daily based upon quotations from market makers. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of IRS contracts include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the contract. The

Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(i) Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, subadviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities are required to be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 100% (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks; including the risk that a Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral.

(j) Real Estate Investment Trusts — Certain Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

(k) Bank Loans — Certain Funds may invest in first and second lien senior floating-rate loans (“bank loans”). These loans are made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed, and are tied to a benchmark lending rate. A Fund records an investment when the borrower withdraws money and records the interest as earned. Some types of senior loans in which these Funds may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans, commonly referred to as revolvers, contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. Therefore, a Fund must have funds sufficient to cover its contractual obligation. In addition, bank loans generally are subject to extended settlement periods, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans. As of June 30, 2015, Seix Floating Rate High Income Fund had unfunded loan commitments which are presented in the Funds’ Schedules of Portfolio Investments.

(l) Restricted Securities — Certain Funds’ investments are restricted as to resale. All of these restricted securities have been deemed liquid by the Funds’ Investment Adviser based upon procedures approved by the Board, unless stated otherwise in the Funds’ Schedules of Portfolio Investments. As of June 30, 2015, the Funds’ did not have any restricted securities.

(m) When-Issued Securities and Forward Commitments — Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date at a fixed price. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund’s NAV if the Fund makes such investments while remaining substantially fully invested. A Fund records when-issued securities on trade date and will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities or engage in other appropriate measures to “cover” its obligation. When-issued securities and the segregated liquid assets associated with such investments are presented within the Funds’ Schedules of Portfolio Investments.

(n) Credit and Market Risk — Certain Funds’ investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(o) Foreign Investment Risks — Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

For securities subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

(p) Counterparty Risk and Credit-Risk-Related Contingent Features of Derivative Instruments — Certain Funds may invest in certain securities or engage in other transactions where the Funds are exposed to counterparty credit risk in addition to broader market risks. The Funds may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Funds’ Investment Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Funds to increased risk of loss.

(q) Other Risks — Certain Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities. A Fund’s concentration of investments in securities of issuers located in a specific region or state, subjects that Fund to the economic and government policies of the region or state, and may increase risk versus that of a fund whose investments are more diversified. Please refer to each Fund’s prospectus for additional risks that may be associated with the Funds.

(r) Line of Credit — The Trust entered into a committed unsecured revolving line of credit agreement (“LOC”) with State Street Bank and Trust (“State Street Bank”) for an aggregate amount of $250,000,000. The proceeds may be used only to (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of the Funds. Each of the Funds in the Trust will pay a commitment fee to State Street Bank in the amount of 0.11% per annum on the daily unused portion of the LOC allocated pro rata to each of the Funds. Borrowings under the LOC will accrue interest at the higher of (a) the Federal Funds Rate, or (b) the One-month LIBOR Rate, plus 1.25% per annum. Generally, repayments must be made within 60 days of the borrowings.

3. Tax Basis of Investments

As of June 30, 2015 the cost and aggregate gross unrealized appreciation and depreciation on securities were substantially the same for federal income tax purposes on securities and are listed below:

Fund	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Stock Fund	$24,757,836	$16,527,000	$(825,674)	$15,701,326
International Equity Fund	18,777,640	5,402,904	(647,217)	4,755,687
Large Cap Growth Stock Fund	158,061,909	133,294,037	(779,917)	132,514,120
Large Cap Value Equity Fund	2,020,304,364	408,623,489	(40,688,541)	367,934,948
Mid-Cap Value Equity Fund	4,142,520,699	472,536,728	(199,668,967)	272,867,761
Small Cap Growth Stock Fund	121,945,376	39,554,792	(4,276,573)	35,278,219
Small Cap Value Equity Fund	874,684,143	376,126,679	(46,970,589)	329,156,090
Aggressive Growth Allocation Strategy	7,704,761	2,198,857	(29,411)	2,169,446
Conservative Allocation Strategy	64,205,775	3,464,829	(480,359)	2,984,470
Growth Allocation Strategy	53,814,835	10,523,924	(115,337)	10,408,587
Moderate Allocation Strategy	103,583,398	16,571,255	(230,241)	16,341,014
Core Bond Fund	191,877,604	1,909,963	(1,534,950)	375,013
Corporate Bond Fund	29,203,389	237,057	(569,600)	(332,543)
Georgia Tax-Exempt Bond Fund	131,976,648	5,918,886	(438,811)	5,480,075
High Grade Municipal Bond Fund	113,567,475	3,930,008	(853,188)	3,076,820
High Income Fund	903,212,490	12,184,710	(34,630,093)	(22,445,383)
Intermediate Bond Fund	225,008,661	1,659,799	(788,232)	871,567
Investment Grade Tax-Exempt Bond Fund	651,136,771	29,389,576	(3,873,232)	25,516,344
Limited Duration Fund	6,635,491	15,744	(1,673)	14,071
Limited-Term Federal Mortgage Securities Fund	13,814,127	129,313	(53,447)	75,866

North Carolina Tax-Exempt Bond Fund	36,971,990	1,503,094	(68,716)	1,434,378
Seix Floating Rate High Income Fund	6,495,273,351	28,234,467	(141,976,565)	(113,742,098)
Seix High Yield Fund	719,270,873	12,750,057	(16,036,157)	(3,286,100)
Short-Term Bond Fund	53,159,131	101,802	(31,294)	70,508
Short-Term Municipal Bond Fund	46,753,017	115,552	(75,447)	40,105
Total Return Bond Fund	1,188,273,623	10,050,455	(9,489,295)	561,160
Ultra-Short Bond Fund	116,682,946	280,950	(88,376)	192,574
U.S. Government Securities Fund	18,137,461	388,410	(49,215)	339,195
U.S. Government Securities Ultra-Short Bond Fund	1,631,021,092	21,666,007	(780,154)	20,885,853
Virginia Intermediate Municipal Bond Fund	117,750,109	3,966,800	(454,595)	3,512,205

4. Investments in Affiliated Issuers

Affiliated holdings are holdings in mutual funds which are managed by the Investment Adviser or an affiliate of the Investment Adviser or which are distributed by an affiliate of the Funds’ distributor. With respect to each Fund, the Investment Adviser was paid an investment advisory fee by the affiliated investments listed beneath its name below. Investments in affiliated issuers as of June 30, 2015, were as follows:

Name of Affiliated Issuer	Share Balance at March 31, 2015	Purchases	Sales	Share Balance at June 30, 2015	Value at June 30, 2015	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
Aggressive Growth Allocation Strategy
RidgeWorth Corporate Bond Fund - I Shares	7,013	305	581	6,737	$58,142	$406	$—	$(81)
RidgeWorth High Income Fund - IS Shares	5,686	314	557	5,443	35,817	555	—	(127)
RidgeWorth Intermediate Bond Fund - I Shares	30	—	—	30	299	1	—	—
RidgeWorth International Equity Fund - I Shares	53,242	3,218	2,927	53,533	568,524	—	—	(315)
RidgeWorth Large Cap Growth Stock Fund - IS Shares	289,497	13,799	22,200	281,096	2,962,748	—	—	9,182
RidgeWorth Large Cap Value Equity Fund - IS Shares	119,178	8,243	9,594	117,827	1,959,470	—	—	8,635
RidgeWorth Mid-Cap Value Equity Fund - IS Shares	64,981	36	4,462	60,555	822,342	—	—	21,598
RidgeWorth Seix Floating Rate High Income Fund - IS Shares	5,709	302	538	5,473	48,324	599	—	17
RidgeWorth Seix High Yield Fund - I Shares	4,347	228	414	4,161	35,949	500	—	(437)
RidgeWorth Small Cap Growth Stock Fund - IS Shares	25,991	38	3,131	22,898	344,617	—	—	10,302
RidgeWorth Small Cap Value Equity Fund - I Shares	22,908	99	2,505	20,502	323,119	—	—	16,741
RidgeWorth Total Return Bond Fund - IS Shares	65,453	3,504	2,447	66,510	699,680	3,628	—	(685)
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund - I Shares	5,014	1,642	523	6,133	61,947	99	—	(10)

Total					$7,920,978	$5,788	$—	$64,820

Name of Affiliated Issuer	Share Balance at March 31, 2015	Purchases	Sales	Share Balance at June 30, 2015	Value at June 30, 2015	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
Conservative Allocation Strategy
RidgeWorth Corporate Bond Fund - I Shares	237,896	12,379	3,068	247,207	$2,133,400	$14,187	$—	$(975)
RidgeWorth High Income Fund - IS Shares	193,100	10,621	3,989	199,732	1,314,236	19,370	—	(264)
RidgeWorth Intermediate Bond Fund - I Shares	846	3	—	849	8,328	30	—	—
RidgeWorth International Equity Fund - I Shares	140,074	11,713	1,849	149,938	1,592,343	—	—	(589)
RidgeWorth Large Cap Growth Stock Fund - IS Shares	800,484	17,797	28,944	789,337	8,319,608	—	—	(19,208)
RidgeWorth Large Cap Value Equity Fund - IS Shares	336,060	7,622	12,312	331,370	5,510,683	—	—	1,789
RidgeWorth Mid-Cap Value Equity Fund - IS Shares	170,731	4,167	5,395	169,503	2,301,851	—	—	2,413
RidgeWorth Seix Floating Rate High Income Fund - IS Shares	193,727	10,573	3,314	200,986	1,774,710	20,918	—	(422)
RidgeWorth Seix High Yield Fund - I Shares	147,635	7,953	3,062	152,526	1,317,826	17,439	—	(2,198)
RidgeWorth Small Cap Growth Stock Fund - IS Shares	65,213	1,587	2,517	64,283	967,463	—	—	(1,895)
RidgeWorth Small Cap Value Equity Fund - I Shares	59,404	1,468	3,296	57,576	907,390	—	—	2,265
RidgeWorth Total Return Bond Fund - IS Shares	2,456,217	116,632	41,586	2,531,263	26,628,887	133,223	—	(12,940)
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund - I Shares	170,248	58,477	3,243	225,482	2,277,373	3,463	—	(73)

Total					$55,054,098	$208,630	$—	$(32,097)

Name of Affiliated Issuer	Share Balance at March 31, 2015	Purchases	Sales	Share Balance at June 30, 2015	Value at June 30, 2015	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
Growth Allocation Strategy
RidgeWorth Corporate Bond Fund - I Shares	85,827	2,655	2,160	86,322	$744,959	$5,067	$—	$(288)
RidgeWorth High Income Fund - IS Shares	69,443	2,405	2,126	69,722	458,769	6,913	—	(141)
RidgeWorth Intermediate Bond Fund - I Shares	278	1	—	279	2,735	10	—	—
RidgeWorth International Equity Fund - I Shares	293,689	17,644	5,119	306,214	3,251,998	—	—	(4,810)
RidgeWorth Large Cap Growth Stock Fund - IS Shares	1,670,450	—	60,221	1,610,229	16,971,818	—	—	(16,343)
RidgeWorth Large Cap Value Equity Fund - IS Shares	699,500	1,577	24,993	676,084	11,243,279	—	—	10,472
RidgeWorth Mid-Cap Value Equity Fund - IS Shares	358,060	213	12,115	346,158	4,700,827	—	—	6,482
RidgeWorth Seix Floating Rate High Income Fund - IS Shares	69,713	2,302	1,847	70,168	619,583	7,465	—	(228)
RidgeWorth Seix High Yield Fund - I Shares	53,114	1,647	1,513	53,248	460,059	6,227	—	118
RidgeWorth Small Cap Growth Stock Fund - IS Shares	136,435	—	5,116	131,319	1,976,348	—	—	629
RidgeWorth Small Cap Value Equity Fund - I Shares	124,172	—	6,615	117,557	1,852,696	—	—	5,285
RidgeWorth Total Return Bond Fund - IS Shares	884,055	23,351	23,808	883,598	9,295,448	47,578	—	(4,414)
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund - I Shares	61,330	19,150	1,780	78,700	794,871	1,236	—	(33)

Total					$52,373,390	$74,496	$—	$(3,271)

Name of Affiliated Issuer	Share Balance at March 31, 2015	Purchases	Sales	Share Balance at June 30, 2015	Value at June 30, 2015	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
Moderate Allocation Strategy
RidgeWorth Corporate Bond Fund - I Shares	307,648	10,307	16,307	301,648	$2,603,219	$17,784	$—	$(796)
RidgeWorth High Income Fund - IS Shares	249,423	7,662	13,387	243,698	1,603,532	24,275	—	(566)
RidgeWorth Intermediate Bond Fund - I Shares	1,377	4	344	1,037	10,176	44	—	(148)
RidgeWorth International Equity Fund - I Shares	414,134	7,853	3,785	418,202	4,441,304	—	—	(770)
RidgeWorth Large Cap Growth Stock Fund - IS Shares	2,366,578	13,842	182,768	2,197,652	23,163,248	—	—	39,336
RidgeWorth Large Cap Value Equity Fund - IS Shares	994,919	5,962	78,987	921,894	15,331,104	—	—	214,781
RidgeWorth Mid-Cap Value Equity Fund - IS Shares	505,509	2,897	35,529	472,877	6,421,672	—	—	77,991
RidgeWorth Seix Floating Rate High Income Fund - IS Shares	250,415	7,915	13,076	245,254	2,165,593	26,210	—	(1,262)
RidgeWorth Seix High Yield Fund - I Shares	190,705	6,092	10,691	186,106	1,607,959	21,858	—	6,217
RidgeWorth Small Cap Growth Stock Fund - IS Shares	192,129	1,079	13,883	179,325	2,698,836	—	—	16,753
RidgeWorth Small Cap Value Equity Fund - I Shares	172,283	954	12,767	160,470	2,529,003	—	—	9,687
RidgeWorth Total Return Bond Fund - IS Shares	3,177,401	78,223	167,303	3,088,321	32,489,141	167,053	—	(16,394)
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund - I Shares	220,114	66,716	11,741	275,089	2,778,403	4,334	—	(34)

Total					$97,843,190	$261,558	$—	$344,795

5. Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in this report through the date the report was available to be issued. Management has determined, except as set forth below, that there are no material events that would require disclosure through this date.

At a meeting held on May 21, 2015, the Board approved the reorganization of the RidgeWorth Intermediate Bond Fund (the “Target Fund”) into the RidgeWorth Core Bond Fund (the “Acquiring Fund”), a separate series of the Trust. The reorganization is expected to be effective at the close of business on July 31, 2015. Each shareholder of the A, R and I Shares of the Target Fund will receive A, R and I Shares of the Acquiring Fund, respectively, in an amount equal in value to the shares of the Fund the shareholder had immediately before the reorganization. Effective August 1, 2015, the Acquiring Fund will be renamed RidgeWorth Seix Core Bond Fund.

At a meeting held on May 21, 2015, the Board approved the reorganization of the RidgeWorth U.S. Government Securities Fund (the “Target Fund”) into the RidgeWorth Limited-Term Federal Federal Mortgage Securities Fund (the “Acquiring Fund”), a separate series of the Trust. The reorganization is expected to be effective at the close of business on July 31, 2015. Each shareholder of the A, C and I Shares of the Target Fund will receive A, C and I Shares of the Acquiring Fund, respectively, in an amount equal in value to the shares of the Fund the shareholder had immediately before the reorganization. Effective August 1, 2015, the Acquiring Fund will be renamed RidgeWorth Seix U.S. Mortgage Fund and the investment advisory fee will be reduced from 0.50% to 0.40% of average daily net assets.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RidgeWorth Funds

By:	/s/ Julia Short
Julia Short
President and Chief Executive Officer

Date:	August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julia Short
Julia Short
President and Chief Executive Officer

Date:	August 27, 2015

By:	/s/ Denise R. Lewis
Denise R. Lewis
Treasurer and Chief Financial Officer

Date:	August 27, 2015